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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-0
5371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2023 to June 30, 2023

Item 1. Reports to Stockholders

2023 SEMI-ANNUAL REPORT
Russell Investment Funds
JUNE 30, 2023
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 21
International Developed Markets Fund 47
Strategic Bond Fund 69
Global Real Estate Securities Fund 115
Notes to Schedules of Investments 131
Notes to Financial Highlights 133
Notes to Financial Statements 134
Affiliated Brokerage Transactions 155
Basis for Approval of Investment Advisory Agreement 156
Liquidity Risk Management Program 166
Shareholder Requests for Additional Information 167
Adviser, Money Managers and Service Providers 168
Russell Investment Funds
Semi-annual Report
June 30, 2023 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
U.S. Strategic Equity Fund
Shareholder Expense Example — June 30, 2023 (Unaudited)
U.S. Strategic Equity Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2023 to June 30, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2023 $ 1,155.40 $ 1,019.93
Expenses Paid During Period* $ 5.24 $ 4.91
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.4%
Consumer Discretionary - 14.0%
Advance Auto Parts, Inc. 4,920 346
Amazon.com, Inc.(Æ)(Û) 119,640 15,596
Autoliv, Inc. 7,663 652
AutoZone, Inc.(Æ)(Û) 720 1,795
Beacon Roofing Supply, Inc.(Æ) 3,207 266
Capri Holdings, Ltd.(Æ)(Û) 8,211 295
Cavco Industries, Inc.(Æ) 853 252
Charter Communications, Inc. Class A(Æ) 259 95
Chipotle Mexican Grill, Inc. Class A(Æ) 1,141 2,441
Comcast Corp. Class A 36,523 1,517
Costco Wholesale Corp. 7,040 3,790
Coupang, Inc.(Æ) 6,134 107
Coursera, Inc.(Æ) 4,000 52
Dana Holding Corp. 11,450 195
Dick's Sporting Goods, Inc. 2,502 331
Dillard's, Inc. Class A 618 202
Dollar General Corp. 6,204 1,053
Domino's Pizza, Inc. 1,843 621
DR Horton, Inc. 6,257 761
eBay, Inc.(Ð) 18,252 816
Expedia Group, Inc.(Æ) 6,632 725
FactSet Research Systems, Inc. 1,305 523
Ford Motor Co.(Û) 172,166 2,605
Garmin, Ltd. 5,791 604
General Motors Co.(Û) 94,051 3,627
Genuine Parts Co. 2,956 500
GMS, Inc.(Æ) 2,250 156
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 30,309 415
Grand Canyon Education, Inc.(Æ) 1,112 115
Home Depot, Inc. (The) 3,565 1,107
KB Home(Û) 3,481 180
Kohl's Corp. 16,072 370
Lear Corp. 5,099 732
Lennar Corp. Class A(Û) 8,630 1,081
Lithia Motors, Inc. Class A 2,629 799
Live Nation Entertainment, Inc.(Æ) 23,857 2,174
Lowe's Cos., Inc. 11,630 2,625
Marriott International, Inc. Class A 5,221 959
McDonald's Corp. 8,912 2,659
MercadoLibre, Inc.(Æ) 103 122
MGM Resorts International(Ð) 13,028 572
Netflix, Inc.(Æ) 397 175
News Corp. Class A 22,221 433
Nike, Inc. Class B 23,761 2,622
NVR, Inc.(Æ) 165 1,048
Olaplex Holdings, Inc.(Æ) 3,300 12
O'Reilly Automotive, Inc.(Æ) 2,440 2,331
Penn Entertainment, Inc.(Æ) 21,967 528
SeaWorld Entertainment, Inc.(Æ)(Ð) 2,715 152
Starbucks Corp. 15,259 1,512
Tapestry, Inc. 7,361 315
Target Corp.(Û) 12,711 1,677
Taylor Morrison Home Corp. Class A(Æ)
(Û) 1,757 86
Tesla, Inc.(Æ) 12,326 3,227
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TJX Cos., Inc. (The) 14,055 1,192
Tractor Supply Co. 1,650 365
Travel + Leisure Co. 5,883 237
Tri Pointe Homes, Inc.(Æ)(Û) 8,760 288
Visteon Corp.(Æ) 830 119
Walmart, Inc. 6,372 1,001
Walt Disney Co. (The)(Æ) 16,564 1,479
Zillow Group, Inc. Class A(Æ) 2,030 100
72,732
Consumer Staples - 4.6%
Altria Group, Inc.(Ð)(Û) 30,660 1,389
Archer-Daniels-Midland Co. 8,675 655
Church & Dwight Co., Inc. 8,884 890
Coca-Cola Co. (The) 44,035 2,652
Conagra Brands, Inc. 47,828 1,613
CVS Health Corp. 40,050 2,769
Estee Lauder Cos., Inc. (The) Class A 8,347 1,639
General Mills, Inc. 5,351 410
Hershey Co. (The) 2,369 592
Ingredion, Inc. 6,383 676
Kroger Co. (The) 43,656 2,052
Molson Coors Beverage Co. Class B 6,574 433
Monster Beverage Corp.(Æ) 47,952 2,754
National Vision Holdings, Inc.(Æ)(Ð) 6,271 152
PepsiCo, Inc. 6,216 1,151
Philip Morris International, Inc. 5,314 519
Procter & Gamble Co. (The) 10,126 1,537
Tyson Foods, Inc. Class A 32,770 1,673
Walgreens Boots Alliance, Inc. 17,095 487
24,043
Energy - 3.8%
Arch Resources, Inc. 649 73
Baker Hughes Co. 61,386 1,940
BP PLC - ADR 39,470 1,393
Canadian Natural Resources, Ltd. 12,575 708
Chevron Corp. 15,475 2,435
CVR Energy, Inc. 4,293 129
Devon Energy Corp. 2,946 142
EOG Resources, Inc. 4,078 467
Exxon Mobil Corp. 15,696 1,683
Kinder Morgan, Inc. 52,243 900
Marathon Oil Corp.(Û) 18,504 426
Marathon Petroleum Corp.(Û) 14,768 1,722
Occidental Petroleum Corp. 10,018 589
Patterson-UTI Energy, Inc. 9,538 114
Phillips 66 8,361 798
Pioneer Natural Resources Co. 11,788 2,442
Shell PLC - ADR 19,528 1,179
Valero Energy Corp.(Û) 13,956 1,637
Williams Cos., Inc. (The) 23,042 752
19,529
Financial Services - 14.5%

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 19,482 1,238
Aflac, Inc. 10,807 754
Allstate Corp. (The)(Ð)(Û) 8,542 931
American Equity Investment Life Holding
Co. 6,196 323
American Express Co. 10,652 1,856
American Tower Corp.(ö) 2,436 472
Ameriprise Financial, Inc. 3,453 1,147
Apollo Global Management, Inc. 23,406 1,798
Axis Capital Holdings, Ltd. 7,977 429
Bank of America Corp. 54,649 1,568
Bank of New York Mellon Corp. (The) 12,493 556
Berkshire Hathaway, Inc. Class B(Æ) 10,824 3,691
BlackRock, Inc. Class A 850 587
BOK Financial Corp.(Û) 3,571 288
Brighthouse Financial, Inc.(Æ) 8,635 409
Brown & Brown, Inc.(Ð) 5,430 374
Camden Property Trust(ö)(Û) 5,423 590
Capital One Financial Corp. 851 93
Carlyle Group, Inc. (The) 34,579 1,105
CBRE Group, Inc. Class A(Æ) 8,826 712
Charles Schwab Corp. (The) 18,905 1,072
Chubb, Ltd. 2,922 563
Citigroup, Inc. 65,355 3,009
CME Group, Inc. Class A 2,140 397
CNO Financial Group, Inc. 9,993 237
Comerica, Inc. 12,930 548
Cullen/Frost Bankers, Inc.(Ð) 3,581 385
DiamondRock Hospitality Co.(ö) 20,388 163
Dun & Bradstreet Holdings, Inc.(Û) 20,050 232
Equinix, Inc.(ö) 640 502
Equity Commonwealth(ö) 12,854 260
Evercore, Inc. Class A 4,258 526
Gaming and Leisure Properties, Inc.(ö) 8,445 409
Globe Life, Inc. 3,954 433
Goldman Sachs Group, Inc. (The) 2,162 697
Hanover Insurance Group, Inc. (The) 3,024 342
Hartford Financial Services Group, Inc. 6,205 447
Highwoods Properties, Inc.(Ð)(ö) 3,283 79
Howard Hughes Corp. (The)(Æ) 9,339 737
Interactive Brokers Group, Inc. Class A(Ð) 5,770 479
Intercontinental Exchange, Inc. 3,908 442
Invitation Homes, Inc.(ö) 26,582 914
Jackson Financial, Inc. Class A 8,597 263
JPMorgan Chase & Co. 23,871 3,472
KeyCorp.(Û) 48,450 448
Lamar Advertising Co. Class A(ö) 3,577 355
Lincoln National Corp.(Ð) 13,822 356
LPL Financial Holdings, Inc. 3,754 816
M&T Bank Corp. 2,527 313
Marsh & McLennan Cos., Inc. 2,092 393
MasterCard, Inc. Class A(Û) 27,717 10,901
MetLife, Inc. 3,476 197
Morgan Stanley 30,473 2,602
New York Community Bancorp, Inc. 84,897 954
Northern Trust Corp. 4,624 343
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Park Hotels & Resorts, Inc.(ö) 13,633 175
Pinnacle Financial Partners, Inc.(Ð) 2,070 117
PNC Financial Services Group, Inc. (The) 2,274 286
Popular, Inc. 6,926 419
Principal Financial Group, Inc. 4,483 340
Progressive Corp. (The) 13,931 1,844
Prologis, Inc.(ö) 13,834 1,696
Public Storage(ö) 1,718 501
Raymond James Financial, Inc. 5,536 575
Reinsurance Group of America, Inc. Class A 10,098 1,401
RenaissanceRe Holdings, Ltd. 3,867 721
Robinhood Markets, Inc. Class A(Æ)(Ð) 30,250 302
Ryan Specialty Holdings, Inc. Class A(Æ) 10,449 469
Ryman Hospitality Properties, Inc.(ö) 1,893 176
SBA Communications Corp.(ö) 3,916 908
SLM Corp. 34,118 557
Synchrony Financial 24,063 816
Texas Capital Bancshares, Inc.(Æ) 3,336 172
TPG, Inc. 7,820 229
Travelers Cos., Inc. (The) 2,960 514
Truist Financial Corp. 17,230 523
US Bancorp 17,851 590
Virtu Financial, Inc. Class A 6,050 103
Visa, Inc. Class A 7,002 1,663
Wells Fargo & Co. 66,729 2,848
Weyerhaeuser Co.(ö) 21,898 734
Willis Towers Watson PLC 4,763 1,122
WR Berkley Corp. 20,830 1,241
Zions Bancorp NA 21,144 568
74,817
Health Care - 12.7%
Abbott Laboratories 8,135 887
AbbVie, Inc. 25,392 3,421
Acadia Pharmaceuticals, Inc.(Æ) 11,863 284
Agilent Technologies, Inc. 5,417 651
Amgen, Inc. 2,813 625
AstraZeneca PLC - ADR 10,022 717
Baxter International, Inc. 18,775 855
Biogen, Inc.(Æ) 5,442 1,550
Blueprint Medicines Corp.(Æ) 2,882 182
Boston Scientific Corp.(Æ) 6,906 374
Bristol-Myers Squibb Co. 51,909 3,320
Centene Corp.(Æ) 8,077 545
Cigna Group (The) 3,926 1,102
Danaher Corp. 3,105 745
DaVita HealthCare Partners, Inc.(Æ) 8,168 821
Dentsply Sirona, Inc. 22,426 897
Edwards Lifesciences Corp.(Æ)(Û) 7,401 698
Elevance Health, Inc. 2,074 921
Eli Lilly & Co. 3,854 1,807
Encompass Health Corp. 10,928 740
Exelixis, Inc.(Æ) 47,325 904
Gilead Sciences, Inc. 12,993 1,001
Ginkgo Bioworks Holdings, Inc.(Æ)(Ð) 49,900 93
GSK PLC - ADR 29,237 1,042
Guardant Health, Inc.(Æ) 8,124 291

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Harmony Biosciences Holdings, Inc.(Æ)(Ð) 991 35
HCA Healthcare, Inc. 3,121 947
Henry Schein, Inc.(Æ) 6,492 526
Humana, Inc.(Û) 3,051 1,364
Incyte Corp.(Æ)(Û) 10,845 675
Intuitive Surgical, Inc.(Æ) 5,424 1,855
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 8,395 344
Jazz Pharmaceuticals PLC(Æ) 7,349 911
Johnson & Johnson 19,321 3,198
Laboratory Corp. of America Holdings 1,493 360
McKesson Corp. 3,892 1,663
Medtronic PLC 11,272 993
Merck & Co., Inc. 7,494 865
Mirati Therapeutics, Inc.(Æ)(Ð) 2,087 75
Moderna, Inc.(Æ) 3,810 463
Molina Healthcare, Inc.(Æ)(Ð) 2,869 864
Neurocrine Biosciences, Inc.(Æ) 4,338 409
Novocure, Ltd.(Æ) 6,262 260
Organon & Co. 30,977 645
Pfizer, Inc. 52,121 1,912
PTC Therapeutics, Inc.(Æ) 4,242 173
Qiagen NV(Æ) 16,985 765
Regeneron Pharmaceuticals, Inc.(Æ) 2,332 1,676
Sarepta Therapeutics, Inc.(Æ)(Û) 5,398 618
Stryker Corp. 1,416 432
Tandem Diabetes Care, Inc.(Æ)(Ð) 5,369 132
Tenet Healthcare Corp.(Æ) 6,096 496
Thermo Fisher Scientific, Inc. 1,767 922
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 5,854 270
United Therapeutics Corp.(Æ)(Û) 3,735 825
UnitedHealth Group, Inc. 18,665 8,971
Veeva Systems, Inc. Class A(Æ) 9,552 1,889
Vertex Pharmaceuticals, Inc.(Æ)(Û) 7,806 2,747
Viatris, Inc. 61,597 615
Zoetis, Inc. Class A 14,645 2,522
65,890
Materials and Processing - 3.7%
Air Products & Chemicals, Inc. 1,270 380
Ardagh Metal Packaging Finance USA LLC
/ Ardagh Metal Packaging Finance PLC 8,900 33
Boise Cascade Co. 2,218 200
Builders FirstSource, Inc.(Æ) 5,791 788
CF Industries Holdings, Inc. 3,111 216
Cleveland-Cliffs, Inc.(Æ) 4,786 80
Copart, Inc.(Æ) 28,951 2,641
Crown Holdings, Inc. 11,316 983
Eagle Materials, Inc. 2,188 408
Eastman Chemical Co. 12,983 1,087
Element Solutions, Inc.(Ð) 11,750 226
Fastenal Co. 9,824 580
FMC Corp.(Û) 5,719 597
Freeport-McMoRan, Inc. 20,252 810
Huntsman Corp. 19,143 517
Linde PLC 6,406 2,441
Martin Marietta Materials, Inc. 1,138 525
MP Materials Corp.(Æ)(Ð) 4,796 110
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Newmont Corp. 18,642 795
Nucor Corp. 4,353 714
Packaging Corp. of America 3,843 508
PPG Industries, Inc. 9,582 1,421
Resideo Technologies, Inc.(Æ) 4,000 71
Southern Copper Corp. 5,898 423
Trane Technologies PLC(Û) 11,601 2,219
Vulcan Materials Co. 2,560 577
19,350
Producer Durables - 9.2%
3M Co. 5,601 561
AECOM(Ð) 9,136 774
AGCO Corp. 6,328 832
Alaska Air Group, Inc.(Æ) 12,800 681
Allison Transmission Holdings, Inc. Class A 16,868 952
Ametek, Inc. 3,115 504
Amphenol Corp. Class A 6,493 552
Chart Industries, Inc.(Æ) 3,528 564
Cintas Corp. 1,009 502
Comfort Systems USA, Inc.(Ð) 500 82
CoStar Group, Inc.(Æ) 28,780 2,561
Cummins, Inc. 3,000 735
Deere & Co. 5,078 2,058
Delta Air Lines, Inc. 34,964 1,662
Dover Corp. 3,506 518
Dycom Industries, Inc.(Æ) 912 104
Eaton Corp. PLC 15,030 3,023
Emerson Electric Co. 8,823 797
Encore Wire Corp. 23 4
Expeditors International of Washington, Inc. 5,310 643
FedEx Corp.(Û) 11,721 2,906
Flywire Corp.(Æ) 1,660 51
Fortive Corp.(Ð) 19,415 1,452
FTI Consulting, Inc.(Æ) 2,315 440
General Dynamics Corp. 3,124 672
Global Payments, Inc. 14,385 1,417
Helios Technologies, Inc. 1,550 102
Hubbell, Inc. Class B 1,588 526
Illinois Tool Works, Inc. 1,627 407
Insperity, Inc. 2,011 239
JB Hunt Transport Services, Inc. 2,407 436
Keysight Technologies, Inc.(Æ) 2,639 442
Lamb Weston Holdings, Inc. 6,663 766
Landstar System, Inc. 7,383 1,421
Littelfuse, Inc. 1,471 428
Lockheed Martin Corp. 931 429
Magna International, Inc. Class A 8,549 482
ManpowerGroup, Inc.(Û) 3,837 305
MarketAxess Holdings, Inc. 1,392 364
Mettler-Toledo International, Inc.(Æ) 234 307
Nordson Corp. 1,819 451
Norfolk Southern Corp. 5,971 1,354
Northrop Grumman Corp. 3,735 1,702
Old Dominion Freight Line, Inc. 1,349 499
Oshkosh Corp. 7,744 671
Otis Worldwide Corp. 2,736 244

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PACCAR Financial Corp. 6,442 539
Pentair PLC 9,550 617
Regal Rexnord Corp. 3,245 499
RXO, Inc.(Æ)(Ð) 6,323 143
S&P Global, Inc. 7,033 2,819
Snap-on, Inc. 2,931 845
Southwest Airlines Co.(Ð) 18,663 676
Terex Corp. 2,219 133
Textron, Inc. 1,861 126
Trade Desk, Inc. (The) Class A(Æ) 8,599 664
TriNet Group, Inc.(Æ)(Û) 3,860 367
United Parcel Service, Inc. Class B 2,568 460
United Rentals, Inc. 812 362
Vontier Corp. 28,547 919
Waste Management, Inc. 2,767 480
WW Grainger, Inc. 810 639
Xerox Holdings Corp. 25,708 383
XPO, Inc.(Æ) 7,784 459
47,752
Technology - 35.5%
Accenture PLC Class A 17,214 5,312
Adobe, Inc.(Æ) 2,563 1,253
Advanced Micro Devices, Inc.(Æ) 30,613 3,487
Airbnb, Inc. Class A(Æ)(Ð) 12,526 1,605
Alphabet, Inc. Class A(Æ) 134,582 16,109
Alphabet, Inc. Class C(Æ)(Û) 24,318 2,942
Analog Devices, Inc. 4,845 944
Apple, Inc.(Û) 150,290 29,152
Applied Materials, Inc. 2,860 413
ASML Holding NV Class G 329 238
Atlassian Corp. Class A(Æ)(Ð) 6,645 1,115
Autodesk, Inc.(Æ) 5,820 1,191
Avnet, Inc. 10,142 512
Axcelis Technologies, Inc.(Æ) 1,327 243
Booking Holdings, Inc.(Æ) 579 1,564
Box, Inc. Class A(Æ) 17,453 513
Broadcom, Inc. 1,216 1,055
Cadence Design Systems, Inc.(Æ) 3,347 785
CDW Corp. 2,447 449
Cirrus Logic, Inc.(Æ) 5,275 427
Cisco Systems, Inc. 27,318 1,413
Cognizant Technology Solutions Corp.
Class A 11,040 721
CommVault Systems, Inc.(Æ) 6,079 441
Corteva, Inc.(Û) 7,732 443
Crowdstrike Holdings, Inc. Class A(Æ) 6,797 998
Dell Technologies, Inc. Class C(Û) 36,968 2,000
DigitalOcean Holdings, Inc.(Æ) 2,342 94
DocuSign, Inc.(Æ) 10,230 523
Dropbox, Inc. Class A(Æ) 27,810 742
Elisa OYJ 11,265 861
EPAM Systems, Inc.(Æ)(Ð) 1,035 233
Extreme Networks, Inc.(Æ) 5,300 138
F5, Inc.(Æ) 3,843 562
Fair Isaac Corp.(Æ) 574 465
Fidelity National Information Services, Inc. 21,711 1,188
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Five9, Inc.(Æ) 690 57
Fortinet, Inc.(Æ)(Ð) 22,506 1,701
Genpact, Ltd. 11,888 447
GoDaddy, Inc. Class A(Æ) 11,844 890
Guidewire Software, Inc.(Æ) 8,039 612
Hewlett Packard Enterprise Co. 54,553 917
HP, Inc. 62,051 1,906
Impinj, Inc.(Æ)(Ð) 595 53
Informatica, Inc. Class A(Æ) 5,741 106
Intapp, Inc.(Æ) 1,180 49
Integral Ad Science Holding LLC(Æ) 3,150 57
Intel Corp.(Û) 79,439 2,656
International Business Machines Corp. 4,338 581
Intuit, Inc. 7,310 3,349
Juniper Networks, Inc. 25,991 814
Kyndryl Holdings, Inc.(Æ) 19,357 257
Lam Research Corp.(Û) 3,455 2,221
Lyft, Inc. Class A(Æ) 31,723 304
MaxLinear, Inc. Class A(Æ) 4,179 132
Meta Platforms, Inc. Class A(Æ) 32,323 9,276
Micron Technology, Inc. 33,035 2,085
Microsoft Corp. 108,117 36,818
New Relic, Inc.(Æ) 4,591 300
Nutanix, Inc. Class A(Æ) 8,607 241
NVIDIA Corp.(Û) 22,665 9,588
NXP Semiconductors NV 14,314 2,930
Okta, Inc.(Æ) 7,141 495
Oracle Corp. 21,704 2,585
PagerDuty, Inc.(Æ) 4,320 97
Palo Alto Networks, Inc.(Æ) 10,274 2,625
Pegasystems, Inc. 6,367 314
Qorvo, Inc.(Æ) 6,708 684
QUALCOMM, Inc. 1,737 207
Qualys, Inc.(Æ)(Ð) 1,833 237
Rapid7, Inc.(Æ) 3,297 149
RingCentral, Inc. Class A(Æ) 6,930 227
Roku, Inc.(Æ)(Ð) 4,216 270
Roper Technologies, Inc. 1,389 668
Salesforce, Inc.(Æ) 14,410 3,044
Seagate Technology Holdings PLC 3,354 208
ServiceNow, Inc.(Æ) 3,456 1,942
Silicon Laboratories, Inc.(Æ) 1,445 228
SiTime Corp.(Æ) 514 61
Skyworks Solutions, Inc. 4,950 548
Smartsheet, Inc. Class A(Æ) 7,990 306
Snap, Inc. Class A(Æ)(Ð) 16,556 196
Sonos, Inc.(Æ) 12,077 197
Spotify Technology SA(Æ) 5,786 929
Squarespace, Inc. Class A(Æ) 4,220 133
Synopsys, Inc.(Æ) 1,518 661
Tenable Holdings, Inc.(Æ) 5,798 253
Teradyne, Inc.(Û) 16,205 1,804
Texas Instruments, Inc. 11,118 2,001
Twilio, Inc. Class A(Æ)(Ð) 8,144 518
Uber Technologies, Inc.(Æ) 27,989 1,208
Varonis Systems, Inc.(Æ) 9,483 253
VeriSign, Inc.(Æ) 5,272 1,191

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Viavi Solutions, Inc. Class W(Æ) 30,118 341
Western Digital Corp.(Æ) 3,226 122
Yelp, Inc. Class A(Æ) 7,889 287
Zscaler, Inc.(Æ)(Ð) 2,896 424
183,891
Utilities - 4.4%
APA Corp.(Û) 2,583 88
AT&T, Inc. 133,499 2,129
California Resources Corp. 3,420 155
Cheniere Energy, Inc.(Û) 587 89
CMS Energy Corp.(Ð) 7,030 413
ConocoPhillips Co. 30,749 3,186
Constellation Energy Corp.(Û) 7,475 684
DTE Energy Co.(Û) 7,312 805
Edison International 16,352 1,136
Exelon Corp. 22,354 911
FirstEnergy Corp. 29,787 1,158
Gulfport Energy Corp.(Æ) 500 53
NextEra Energy, Inc. 39,681 2,944
NRG Energy, Inc. 49,593 1,854
PG&E Corp.(Æ) 68,979 1,192
Pinnacle West Capital Corp. 6,563 535
T-Mobile USA, Inc.(Æ) 18,273 2,538
UGI Corp. 18,221 491
Verizon Communications, Inc. 40,550 1,508
Vistra Corp. 30,398 798
22,667
Total Common Stocks
(cost $409,843) 530,671
Short-Term Investments - 2.7%
U.S. Cash Management Fund(@) 14,033,517 (∞) 14,029
Total Short-Term Investments
(cost $14,028) 14,029
Total Investments - 105.1%
(identified cost $423,871) 544,700
Securities Sold Short - (5.2)%
Consumer Discretionary - (0.7)%
Acushnet Holdings Corp. (6,566) (359)
Advanced Energy Industries, Inc. (605) (67)
Churchill Downs, Inc. (3,382) (471)
DISH Network Corp. Class A(Æ) (54,182) (357)
Freshpet, Inc.(Æ) (5,851) (385)
Hilton Grand Vacations, Inc.(Æ) (2,987) (136)
Instructure Holdings, Inc.(Æ) (300) (7)
Kontoor Brands, Inc. (1,500) (63)
Leggett & Platt, Inc. (7,000) (207)
LGI Homes, Inc.(Æ) (1,655) (223)
Magnite, Inc.(Æ) (5,029) (69)
Topgolf Callaway Brands Corp.(Æ) (16,860) (335)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WarnerMedia Holdings, Inc.(Æ) (37,558) (471)
YETI Holdings, Inc.(Æ) (5,324) (207)
Ziff Davis, Inc.(Æ) (4,441) (311)
(3,668)
Consumer Staples - (0.1)%
J&J Snack Foods Corp. (2,147) (340)
MGP Ingredients, Inc. (2,581) (274)
(614)
Energy - (0.3)%
Cabot Oil & Gas Corp. (18,052) (457)
Green Plains, Inc.(Æ) (3,663) (118)
Plug Power, Inc.(Æ) (3,329) (35)
Sitio Royalties Corp. Class A (4,940) (130)
Southwestern Energy Co.(Æ) (44,116) (265)
Sunrun, Inc.(Æ) (9,484) (169)
(1,174)
Financial Services - (1.1)%
Annaly Capital Management, Inc.(ö) (21,939) (439)
Blackstone Group, Inc. (The) Class A (5,294) (492)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (7,282) (182)
Healthcare Realty Trust, Inc.(ö) (24,169) (456)
Iron Mountain, Inc.(ö) (7,766) (441)
Kite Realty Group Trust(ö) (17,503) (391)
KKR & Co., Inc. Class A (8,626) (483)
New York Community Bancorp, Inc. (45,512) (512)
Old National Bancorp (24,903) (347)
Progyny, Inc.(Æ) (3,122) (123)
Ready Capital Corp.(ö) (19,389) (219)
Realty Income Corp.(ö) (6,730) (402)
SoFi Technologies, Inc.(Æ) (3,714) (31)
T Rowe Price Group, Inc. (3,999) (448)
VICI Properties, Inc.(ö) (14,121) (444)
Webster Financial Corp. (10,253) (387)
(5,797)
Health Care - (0.8)%
Agiliti, Inc.(Æ) (6,367) (105)
Alnylam Pharmaceuticals, Inc.(Æ) (2,346) (446)
Apellis Pharmaceuticals, Inc.(Æ) (1,720) (157)
Axsome Therapeutics, Inc.(Æ) (555) (40)
Biogen, Inc.(Æ) (1,574) (448)
Danaher Corp. (1,360) (327)
Ensign Group, Inc. (The) (2,690) (257)
ICU Medical, Inc.(Æ) (849) (151)
Karuna Therapeutics, Inc.(Æ) (356) (77)
Masimo Corp.(Æ) (2,279) (375)
Neogen Corp.(Æ) (22,577) (491)
Patterson Cos., Inc. (8,836) (294)
Repligen Corp.(Æ) (2,646) (374)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Revance Therapeutics, Inc.(Æ) (3,094) (78)
Sotera Health Co.(Æ) (9,562) (180)
TransMedics Group, Inc.(Æ) (980) (82)
Vaxcyte, Inc.(Æ) (4,250) (212)
Ventyx Biosciences, Inc.(Æ) (1,447) (48)
(4,142)
Materials and Processing - (0.2)%
Livent Corp.(Æ) (4,688) (129)
Pool Corp. (1,333) (499)
Quaker Chemical Corp. (2,020) (394)
(1,022)
Producer Durables - (0.9)%
AeroVironment, Inc.(Æ) (1,032) (105)
Affirm Holdings, Inc.(Æ) (1,693) (26)
Applied Industrial Technologies, Inc. (2,913) (422)
Badger Meter, Inc. (2,847) (420)
Brink's Co. (The) (2,073) (141)
Casella Waste Systems, Inc. Class A(Æ) (1,671) (151)
Dorman Products, Inc.(Æ) (2,564) (202)
Fox Factory Holding Corp.(Æ) (2,610) (283)
GATX Corp. (3,938) (507)
H&R Block, Inc. (13,239) (422)
LCI Industries (2,353) (297)
Maximus, Inc. (1,057) (89)
MSA Safety, Inc. (328) (57)
RBC Bearings, Inc.(Æ) (1,797) (391)
S&P Global, Inc. (1,170) (469)
Teledyne Technologies, Inc.(Æ) (194) (80)
Trade Desk, Inc. (The) Class A(Æ) (2,160) (167)
Zurn Water Solutions Corp. (19,368) (521)
(4,750)
Technology - (0.9)%
Advanced Micro Devices, Inc.(Æ) (4,535) (516)
Aspen Technology, Inc.(Æ) (1,408) (236)
Bentley Systems, Inc. Class B (6,373) (345)
Bumble, Inc. Class A(Æ) (9,461) (159)
Coherent Corp.(Æ) (10,904) (556)
Envestnet, Inc.(Æ) (7,163) (425)
Fiserv, Inc.(Æ) (3,471) (438)
Frontier Communications Corp.(Æ) (19,240) (359)
Gen Digital, Inc. (17,772) (330)
Paycor HCM, Inc.(Æ) (10,723) (254)
Super Micro Computer, Inc.(Æ) (1,484) (370)
ViaSat, Inc.(Æ) (8,140) (336)
Wolfspeed, Inc.(Æ) (6,978) (388)
(4,712)
Utilities - (0.2)%
Chord Energy Corp. (1,410) (217)
Civitas Resources, Inc. (4,529) (314)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equitrans Midstream Corp. (14,698) (140)
Otter Tail Corp. (4,758) (376)
(1,047)
Total Securities Sold Short
(proceeds $25,803) (26,926)
Other Assets and Liabilities,
Net - 0.1%
310
Net Assets - 100.0%
518,084

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 62 USD 13,914 09/23 365
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 365
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 72,732 $ — $ —
$ —
$ 72,732 14.0
Consumer Staples 24,043 — —
—
24,043 4.6
Energy 19,529 — —
—
19,529 3.8
Financial Services 74,817 — —
—
74,817 14.5
Health Care 65,890 — —
—
65,890 12.7
Materials and Processing 19,350 — —
—
19,350 3.7
Producer Durables 47,752 — —
—
47,752 9.2
Technology 183,891 — —
—
183,891 35.5
Utilities 22,667 — —
—
22,667 4.4
Short-Term Investments — — — 14,029 14,029 2.7
Total Investments 530,671 — — 14,029 544,700 105.1
Securities Sold Short
**
(26,926) — — — (26,926) (5.2)
Other Assets and Liabilities, Net
0.1
100.0
Other Financial Instruments
Assets
Futures Contracts 365 — — — 365 0.1
Total Other Financial Instruments
*
$ 365 $ — $ — $ — $ 365
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June
30, 2023, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 365
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,311
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 987
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 26,926 $ — $ 26,926
Total Financial and Derivative Liabilities
26,926 — 26,926
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 26,926 $ — $ 26,926
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 26,926 $ — $ 26,926 $ —
Total
$ 26,926 $ — $ 26,926 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 423,871
Investments, at fair value(>) ........................................................................................................................................................
544,700
Receivables:
Dividends and interest ...................................................................................................................................................... 270
Dividends from affiliated funds ....................................................................................................................................... 62
Investments sold ............................................................................................................................................................... 3,147
Fund shares sold ............................................................................................................................................................... 17
From broker(a) ................................................................................................................................................................. 492
Variation margin on futures contracts .............................................................................................................................. 365
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
549,056
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 6
Investments purchased ..................................................................................................................................................... 2,993
Fund shares redeemed ...................................................................................................................................................... 565
Accrued fees to affiliates .................................................................................................................................................. 322
Other accrued expenses .................................................................................................................................................... 160
Securities sold short, at fair value(‡) ........................................................................................................................................... 26,926
Total liabilities ...........................................................................................................................................................
30,972
Net Assets ...............................................................................................................................................................
$ 518,084

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — June 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 120,778
Shares of beneficial interest .........................................................................................................................................................
291
Additional paid-in capital ............................................................................................................................................................
397,015
Net Assets ...............................................................................................................................................................
$ 518,084
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 17.81
Net assets ............................................................................................................................................................................. $ 518,083,992
Shares outstanding ($.01 par value) ..................................................................................................................................... 29,092,268
Amounts in thousands
(‡)     Proceeds on securities sold short $ 25,803
(>)     Investments in affiliates, U.S. Cash Management Fund $ 14,029
(a)     Receivable from Broker for Futures $ 492
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
Statement of Operations — For the Period Ended June 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,215
Dividends from affiliated funds ....................................................................................................................................... 339
Securities lending income (net) ....................................................................................................................................... 2
Total investment income ..............................................................................................................................................................
4,556
Expenses
Advisory fees ................................................................................................................................................................... 1,785
Administrative fees .......................................................................................................................................................... 122
Custodian fees .................................................................................................................................................................. 50
Transfer agent fees ........................................................................................................................................................... 11
Professional fees .............................................................................................................................................................. 67
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ..................................................................................................................................................................... 13
Dividends from securities sold short ................................................................................................................................ 246
Interest expense paid on securities sold short .................................................................................................................. 81
Miscellaneous .................................................................................................................................................................. 11
Expenses before reductions .............................................................................................................................................. 2,401
Expense reductions .......................................................................................................................................................... (8)
Net expenses ................................................................................................................................................................................
2,393
Net investment income (loss) .......................................................................................................................................................
2,163
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 3,847
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,311
Securities sold short ......................................................................................................................................................... 16
Net realized gain (loss) ................................................................................................................................................................
5,175
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 65,123
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 987
Securities sold short ......................................................................................................................................................... (2,399)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 63,709
Net realized and unrealized gain (loss) ........................................................................................................................................ 68,884
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 71,047

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2023
(Unaudited)
Fiscal Year Ended
December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 2,163 $ 3,365
Net realized gain (loss) ....................................................................................................................... 5,175 26,749
Net change in unrealized appreciation (depreciation) ........................................................................ 63,709 (158,280)
Net increase (decrease) in net assets from operations .............................................................................. 71,047 (128,166)
Distributions
To shareholders ................................................................................................................................... (6,593) (41,639)
Net decrease in net assets from distributions ............................................................................................ (6,593) (41,639)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (18,540) 17,808
Total Net Increase (Decrease) in Net Assets ........................................................................
45,914 (151,997)
Net Assets
Beginning of period .................................................................................................................................. 472,170 624,167
End of period .............................................................................................................................................
$ 518,084 $ 472,170
* Share transaction amounts (in thousands) for the periods ended June 30, 2023 and December 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 242 $ 3,883 467 $ 8,214
Proceeds from reinvestment of distributions 399 6,593 2,467 41,639
Payments for shares redeemed (1,768) (29,016) (1,806) (32,045)
Total increase (decrease)
(1,12 7 ) $ (18,540) 1,128 $ 17,808

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
18 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(
Ƃ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2023( ƣ) 15.62 .07 2.34 2.41 (.04) (.18)
December 31, 2022 21.46 .11 (4.51) (4.40) (.10) (1.34)
December 31, 2021 19.58 .07 3.87 3.94 (.12) (1.94)
December 31, 2020 16.03 .09 3.67 3.76 (.07) (.14)
December 31, 2019 13.12 .16 3.77 3.93 (.16) (.86)
December 31, 2018 18.53 .17 (1.97) (1.80) (.21) (3.40)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 19
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
ǿ
)(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(
ɯ
)
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)(
ɯ
)(
∆
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)(
ɯ
)
%
Portfolio
Turnover Rate
(
ǿ
)
(.22) 17.81 15.54 518,084 .98 .98 .88 33
(1.44) 15.62 (20.86) 472,170 .88 .88 .65 100
(2.06) 21.46 20.40 624,167 .84 .84 .32 33
(.21) 19.58 23.84 561,105 .84 .84 .58 44
(1.02) 16.03 30.26 513,362 .85 .85 1.07 100
(3.61) 13.12 (9.64) 379,576 .84 .84 .93 150

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
20 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 20 2 3 with underlying f unds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 296,293
Administrative fees 20,866
Transfer agent fees 1,836
Trustee fees 2,730
$ 321,725
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 17,773 $ 59,144 $ 62,887 $ 1 $ (2) $ 14,029 $ 339 $ —
U.S. Cash Collateral Fund 462 4,963 5,425 — — — 21 —
$ 18,235 $ 64,107 $ 68,312 $ 1 $ (2) $ 14,029 $ 360 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 404,739,824 $ 128,922,987 $ (15,524,067) $ 113,398,920

Russell Investment Funds
U.S. Small Cap Equity Fund
Shareholder Expense Example — June 30, 2023 (Unaudited)
U.S. Small Cap Equity Fund 21
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2023 to June 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2023 $ 1,063.60 $ 1,019.19
Expenses Paid During Period* $ 5.78 $ 5.66
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.4%
Consumer Discretionary - 11.6%
1-800-Flowers.com, Inc. Class A(Æ) 6,060 47
2U, Inc.(Æ) 9,595 39
Abercrombie & Fitch Co. Class A(Æ)(Û) 4,953 187
Academy Sports & Outdoors, Inc. 2,374 128
AerSale Corp.(Æ) 26,264 386
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 9,343 77
American Eagle Outfitters, Inc. 17,067 201
America's Car-Mart, Inc.(Æ) 12,286 1,226
Atkore, Inc.(Æ) 1,320 206
Axon Enterprise, Inc.(Æ) 1,906 372
Beacon Roofing Supply, Inc.(Æ) 5,770 479
BJ's Restaurants, Inc.(Æ) 2,606 83
Bloomin' Brands, Inc. 5,697 153
Bluegreen Vacations Holding Corp. 654 23
Boot Barn Holdings, Inc.(Æ) 13,096 1,109
Brunswick Corp. 3,606 312
Cadre Holdings, Inc. 17,071 372
Capri Holdings, Ltd.(Æ)(Û) 6,423 231
Carriage Services, Inc. Class A 1,252 41
Carrols Restaurant Group, Inc.(Æ) 17,039 86
Carter's, Inc. 4,509 327
Celestica, Inc.(Æ) 11,581 168
Century Communities, Inc. 2,009 154
Chegg, Inc.(Æ) 11,469 102
Children's Place, Inc. (The)(Æ) 2,820 65
Chuy's Holdings, Inc.(Æ) 1,437 59
Clarus Corp. 35,393 324
Comtech Telecommunications Corp. 50 —
Cooper-Standard Holdings, Inc.(Æ) 1,055 15
Coursera, Inc.(Æ) 5,800 76
Cracker Barrel Old Country Store, Inc. 905 84
Crocs, Inc.(Æ) 1,623 183
CTS Corp. 1,829 78
Dana Holding Corp.(Û) 16,712 284
Deckers Outdoor Corp.(Æ)(Û) 794 419
Designer Brands, Inc. Class A(Ð) 11,850 120
Dillard's, Inc. Class A(Ð) 903 295
Domino's Pizza, Inc.(Û) 161 54
Driven Brands Holdings, Inc.(Æ) 4,954 134
Enerpac Tool Group Corp. 2,716 73
Enovix Corp.(Æ) 1,679 30
First Watch Restaurant Group, Inc.(Æ) 199 3
Foot Locker, Inc. 3,681 100
GEN Restaurant Group, Inc.(Æ) 1,898 32
Genesco, Inc.(Æ)(Ð) 1,280 32
Gentherm, Inc.(Æ) 1,663 94
G-III Apparel Group, Ltd.(Æ) 2,650 51
Gildan Activewear, Inc. Class A 5,069 163
GMS, Inc.(Æ) 4,075 282
Goodyear Tire & Rubber Co. (The)(Æ)(Û) 26,492 362
GoPro, Inc. Class A(Æ) 37,999 157
Grand Canyon Education, Inc.(Æ)(Û) 3,402 351
Green Brick Partners, Inc.(Æ) 4,700 267
HealthStream, Inc. 1,274 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hilton Grand Vacations, Inc.(Æ) 2,469 112
Hims & Hers Health, Inc.(Æ) 17,187 162
International Game Technology PLC(Û) 14,048 448
iRobot Corp.(Æ) 2,463 111
Johnson Outdoors, Inc. Class A 3,858 237
KB Home(Û) 8,129 420
Kohl's Corp.(Ð)(Û) 5,853 135
Kontoor Brands, Inc. 2,176 92
Kura Sushi USA, Inc. Class A(Æ) 16,245 1,510
Landsea Homes Corp.(Æ) 13,225 124
La-Z-Boy, Inc. 3,254 93
Lear Corp.(Û) 2,507 360
Leonardo DRS, Inc.(Æ)(Ð) 14,212 246
Levi Strauss & Co. Class A 14,623 211
M/I Homes, Inc.(Æ) 1,938 169
Malibu Boats, Inc. Class A(Æ) 1,143 67
Marine Products Corp. 16,106 272
MasterCraft Boat Holdings, Inc.(Æ) 1,743 53
Matthews International Corp. Class A 4,573 195
Meritage Homes Corp. 1,322 188
Monro Muffler Brake, Inc. 8,200 333
Motorcar Parts of America, Inc.(Æ) 11,966 93
Movado Group, Inc. 2,726 73
Nerdy, Inc.(Æ) 1,000 4
Newell Rubbermaid, Inc. 58,679 511
Nu Skin Enterprises, Inc. Class A 3,028 101
ODP Corp. (The)(Æ) 2,244 105
On Holding AG Class A(Æ) 11,107 367
OneSpaWorld Holdings, Ltd.(Æ) 67,417 816
Overstock.com, Inc.(Æ) 4,019 131
Oxford Industries, Inc. 3,811 375
Perdoceo Education Corp.(Æ) 5,550 68
PetMed Express, Inc. 3,547 49
PowerSchool Holdings, Inc. Class A(Æ)(Ð) 986 19
QuinStreet, Inc.(Æ) 5,943 53
Red Rock Resorts, Inc. Class A 2,382 111
Reservoir Media, Inc.(Æ) 17,625 106
REV Group, Inc. 31,341 416
Rocky Brands, Inc. 13,733 288
Rover Group, Inc.(Æ) 23,804 117
Scholastic Corp. 2,149 84
SeaWorld Entertainment, Inc.(Æ)(Ð) 3,147 176
Shoe Carnival, Inc. 4,203 99
Signet Jewelers, Ltd. 1,735 113
Smith & Wesson Brands, Inc. 37,049 483
Solo Brands, Inc. Class A(Æ) 19,896 113
Sonic Automotive, Inc. Class A(Û) 1,180 56
Sportradar Holding AG Class A(Æ) 5,089 66
Steven Madden, Ltd. 9,106 298
Stitch Fix, Inc. Class A(Æ) 24,438 94
Stride, Inc.(Æ)(Ð) 7,834 292
Texas Roadhouse, Inc. Class A 9,299 1,044
Tilly's, Inc. Class A(Æ) 2,966 21
Toll Brothers, Inc.(Ð)(Û) 3,080 244
Tri Pointe Homes, Inc.(Æ)(Û) 11,241 369
Universal Electronics, Inc.(Æ) 657 6
Universal Technical Institute, Inc.(Æ) 2,427 17

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Urban Outfitters, Inc.(Æ) 4,289 142
Vera Bradley, Inc.(Æ) 528 3
Visteon Corp.(Æ)(Û) 1,164 167
Wabash National Corp. 3,605 92
Wingstop, Inc. 1,642 329
Wolverine World Wide, Inc.(Ð) 5,972 88
Zillow Group, Inc. Class A(Æ)(Û) 4,581 225
24,689
Consumer Staples - 4.2%
Alico, Inc. 5,315 135
Andersons, Inc. (The)(Û) 1,674 77
Calavo Growers, Inc. 13,394 389
Cal-Maine Foods, Inc.(Û) 2,104 95
Celsius Holdings, Inc.(Æ) 6,873 1,025
Coca-Cola Bottling Co. 168 107
Coty, Inc. Class A(Æ) 24,381 300
Dole PLC 7,173 97
elf Beauty, Inc.(Æ) 12,647 1,445
Energizer Holdings, Inc. - GDR 4,420 183
Grocery Outlet Holding Corp.(Æ) 21,365 654
Herbalife, Ltd.(Æ) 9,645 128
Ingredion, Inc. 1,405 149
Inter Parfums, Inc. 581 79
J&J Snack Foods Corp. 3,615 572
John B Sanfilippo & Son, Inc. 752 88
Nathan's Famous, Inc. 2,042 160
National Vision Holdings, Inc.(Æ)(Ð) 5,459 133
Natural Grocers by Vitamin Cottage, Inc. 10,562 129
Nomad Foods, Ltd.(Æ) 12,000 210
Post Holdings, Inc.(Æ)(Û) 471 41
Primo Water Corp.(Û) 8,487 106
Quanex Building Products Corp. 15,258 410
Sovos Brands, Inc.(Æ) 61,808 1,209
SpartanNash Co. 1,460 33
Spectrum Brands Holdings, Inc. 1,081 84
Sprouts Farmers Market, Inc.(Æ) 4,770 175
Turning Point Brands, Inc. 844 20
United Natural Foods, Inc.(Æ)(Ð) 1,979 39
Universal Corp. 2,397 120
USANA Health Sciences, Inc.(Æ) 698 44
Vector Group, Ltd.(Û) 5,350 69
Vita Coco Co., Inc. (The)(Æ)(Ð) 10,169 273
Vital Farms, Inc.(Æ) 3,261 39
Weis Markets, Inc. 1,092 70
8,887
Energy - 3.8%
Alpha Metallurgical Resources, Inc. 203 33
Arch Resources, Inc. 1,963 221
Aris Water Solutions, Inc. Class A 97,591 1,007
ChampionX Corp. 16,094 500
CVR Energy, Inc.(Û) 2,553 76
Delek US Holdings, Inc. 31,345 751
Dril-Quip, Inc.(Æ) 12,821 298
Euro Manganese, Inc.(Æ) 48,071 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Green Plains, Inc.(Æ) 7,541 243
Helmerich & Payne, Inc. 7,932 281
Kodiak Gas Services, Inc.(Æ) 20,989 341
Mammoth Energy Services, Inc.(Æ) 11,983 58
Matador Resources Co. 4,776 250
Matrix Service Co.(Æ) 14,280 84
Murphy Oil Corp. 4,662 179
Natural Gas Services Group, Inc.(Æ) 13,253 131
NOV, Inc. 19,748 317
NOW, Inc.(Æ) 12,212 127
Par Pacific Holdings, Inc.(Æ) 5,283 141
Patterson-UTI Energy, Inc.(Ð) 49,734 595
PBF Energy, Inc. Class A(Ð) 7,714 316
Range Resources Corp.(Ð) 1,908 56
REX American Resources Corp.(Æ) 3,593 125
Select Energy Services, Inc. Class A 5,749 47
Sitio Royalties Corp. Class A(Ð) 6,656 175
SM Energy Co. 12,079 382
Solaris Oilfield Infrastructure, Inc. Class A 62,587 521
Talon Metals Corp.(Æ) 375,500 100
TETRA Technologies, Inc.(Æ) 42,001 142
Valaris Ltd.(Æ) 473 30
Warrior Met Coal, Inc.(Ð) 13,921 542
World Fuel Services Corp. 3,320 69
8,143
Financial Services - 18.8%
1st Source Corp. 2,654 111
Agree Realty Corp.(ö) 10,895 712
Air Lease Corp. Class A 10,720 449
Alpine Income Property Trust, Inc.(ö) 31,583 513
American Equity Investment Life Holding
Co. 6,056 316
Ameris Bancorp 2,601 89
Apple Hospitality REIT, Inc.(ö) 6,817 103
Applied Digital Corp.(Æ) 13,804 129
AssetMark Financial Holdings, Inc.(Æ) 1,834 54
Atlantic Union Bankshares Corp. 3,247 84
Avantax, Inc.(Æ) 13,192 295
Axis Capital Holdings, Ltd. 7,414 399
Bank of NT Butterfield & Son, Ltd. (The) 3,734 102
Banner Corp. 2,542 111
Blackstone Mortgage Trust, Inc. Class A(Ð)
(ö) 6,097 127
Brighthouse Financial, Inc.(Æ) 4,581 217
Brixmor Property Group, Inc.(ö) 11,480 253
Broadstone Net Lease, Inc.(ö) 12,910 199
Business First Bancshares, Inc. 26,447 399
Byline Bancorp, Inc. 9,859 178
Cadence Bank 19,526 383
Cambridge Bancorp 2,036 111
Camden Property Trust(ö)(Û) 307 33
Capital Bancorp, Inc. 10,341 187
Capital City Bank Group, Inc. 8,376 257
Capitol Federal Financial, Inc. 22,774 140
Capstar Financial Holdings, Inc. 9,027 111
Cathay General Bancorp 2,825 91

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chatham Lodging Trust(ö) 2,666 25
City Holding Co. 1,143 103
Civista Bancshares, Inc. 14,975 261
Clarivate PLC(Æ) 12,101 115
CNO Financial Group, Inc. 10,500 249
Coastal Financial Corp.(Æ) 520 20
Cohen & Steers, Inc. 4,707 273
Columbia Banking System, Inc. 14,227 289
Comerica, Inc. 7,708 326
Community Bank System, Inc. 2,166 102
Community Healthcare Trust, Inc.(ö) 16,074 531
Compass, Inc. Class A(Æ) 15,465 54
Corebridge Financial, Inc.(Ð) 1,213 21
Cousins Properties, Inc.(ö) 11,256 257
CTO Realty Growth, Inc.(Ð)(ö) 26,294 451
Customers Bancorp, Inc.(Æ) 3,433 104
DiamondRock Hospitality Co.(Ð)(ö) 8,896 71
Donegal Group, Inc. Class A 6,005 87
Dun & Bradstreet Holdings, Inc.(Ð) 8,850 102
Easterly Government Properties, Inc.(ö) 47,978 696
Encore Capital Group, Inc.(Æ) 1,746 85
Enova International, Inc.(Æ)(Ð) 2,174 115
Enterprise Financial Services Corp. 3,423 134
Equity Commonwealth(ö) 20,044 406
Esquire Financial Holdings, Inc. 5,468 250
Essent Group, Ltd. 9,594 449
Essential Properties Realty Trust, Inc.(ö) 3,539 83
Evercore, Inc. Class A(Ð) 2,756 341
Everest Re Group, Ltd.(Û) 163 56
EZCORP, Inc. Class A(Æ)(Ð) 36,024 302
Federal Agricultural Mortgage Corp. Class
C 854 123
Federated Hermes, Inc. Class B 3,059 110
Fidelis Insurance Holdings, Ltd.(Æ) 9,127 125
First American Financial Corp. 7,891 450
First BanCorp 21,190 259
First Commonwealth Financial Corp. 14,964 189
First Financial Bankshares, Inc. 4,308 123
First Financial Corp. 3,232 105
First Foundation, Inc. 4,600 18
First Internet Bancorp 1,303 19
First Interstate BancSystem, Inc. Class A 13,429 320
First Merchants Corp. 4,411 125
First Mid Bancshares, Inc. 6,838 165
Forestar Group, Inc.(Æ)(Ð) 1,099 25
Four Corners Property Trust, Inc.(ö) 7,951 202
FTAI Aviation, Ltd. 898 28
Fulton Financial Corp. 6,902 82
GCM Grosvenor, Inc. Class A 42,202 318
German American Bancorp, Inc. 7,024 191
Getty Realty Corp.(ö) 6,690 226
Glacier Bancorp, Inc. 14,843 463
Guaranty Bancshares, Inc. 7,327 198
GXO Logistics, Inc.(Æ) 2,994 188
Hamilton Lane, Inc. Class A 1,225 98
Hancock Holding Co. 3,019 116
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 14,866 372
Hanover Insurance Group, Inc. (The)(Ð) 3,324 376
HarborOne Bancorp, Inc. 9,481 82
HCI Group, Inc.(Ð) 842 52
Heritage Financial Corp. 8,811 142
Hersha Hospitality Trust Class A(ö) 2,572 16
Highwoods Properties, Inc.(Ð)(ö) 3,244 78
Hilltop Holdings, Inc. 3,725 117
Home BancShares, Inc. 25,867 590
HomeStreet, Inc.(Ð) 2,144 13
HomeTrust Bancshares, Inc. 114 2
Horace Mann Educators Corp.(Ð) 16,709 496
Houlihan Lokey, Inc. Class A 1,428 140
Independent Bank Corp. 3,468 105
Innovative Industrial Properties, Inc.(ö) 1,326 97
Interactive Brokers Group, Inc. Class A(Ð) 657 55
International Bancshares Corp. 2,742 121
International Money Express, Inc.(Æ) 19,134 469
Investar Holding Corp. 8,583 104
Investors Title Co. 310 45
Jackson Financial, Inc. Class A 10,752 329
James River Group Holdings, Ltd. 9,230 169
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
John Wiley & Sons, Inc. Class A 2,843 97
Kemper Corp. 7,976 385
Kinsale Capital Group, Inc. 1,061 397
Legalzoom.com, Inc.(Æ) 14,237 172
LendingClub Corp.(Æ) 3,226 31
LendingTree, Inc.(Æ) 5,847 129
Lincoln National Corp. 12,603 325
Live Oak Bancshares, Inc. 3,951 104
LiveRamp Holdings, Inc.(Æ) 8,177 234
McGrath RentCorp 1,603 148
Medifast, Inc. 1,409 130
Merchants Bancorp 4,640 119
Mercury General Corp. 2,659 80
Metropolitan Bank Holding Corp.(Æ)(Ð) 11,621 404
Moelis & Co. Class A 3,034 138
Mr. Cooper Group, Inc.(Æ) 2,876 146
MVB Financial Corp. 7,543 159
National Bank Holdings Corp. Class A 19,183 557
Navient Corp. 11,442 213
NETSTREIT Corp.(ö) 56,501 1,010
Newmark Group, Inc. Class A 26,276 163
NMI Holdings, Inc. Class A(Æ) 14,069 363
Northeast Bank 5,193 216
Northrim BanCorp, Inc. 164 6
OFG Bancorp 3,186 83
Old National Bancorp 19,963 278
Old Second Bancorp, Inc. 22,169 290
Outfront Media, Inc.(ö) 20,359 320
Pagseguro Digital, Ltd. Class A(Æ) 7,484 71
Palomar Holdings, Inc.(Æ)(Ð) 1,000 58
Park Hotels & Resorts, Inc.(Ð)(ö) 14,950 192
Pathward Financial, Inc. 2,391 111
Peapack-Gladstone Financial Corp. 185 5

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Perella Weinberg Partners 70,277 585
Piper Jaffray Cos. 482 62
Plymouth Industrial REIT, Inc.(ö) 16,474 379
Popular, Inc. 4,347 263
PRA Group, Inc.(Æ) 2,683 61
Preferred Bank 1,599 88
Premier Financial Corp. 13,473 216
ProAssurance Corp. 3,040 46
Radian Group, Inc. 6,061 153
Red River Bancshares, Inc. 2,363 116
Redfin Corp.(Æ) 11,048 137
Regional Management Corp. 626 19
Reinsurance Group of America, Inc. Class A 3,041 422
RenaissanceRe Holdings, Ltd. 1,979 369
Renasant Corp. 3,427 90
Riverview Bancorp, Inc. 19,391 98
RLI Corp. 1,015 139
RLJ Lodging Trust(ö) 9,919 102
RMR Group, Inc. (The) Class A 4,229 98
Robinhood Markets, Inc. Class A(Æ)(Ð) 4,752 47
Ryan Specialty Holdings, Inc. Class A(Æ)
(Û) 6,290 282
Ryman Hospitality Properties, Inc.(ö) 4,226 393
Safety Insurance Group, Inc. 1,272 91
Sandy Spring Bancorp, Inc. 15,491 351
Seacoast Banking Corp. of Florida 6,128 135
Selective Insurance Group, Inc. 1,707 164
Silvercrest Asset Management Group, Inc.
Class A 4,903 99
Simmons First National Corp. Class A 5,688 98
Skyward Specialty Insurance Group, Inc.
(Æ) 10,378 264
SLM Corp.(Ð) 19,025 310
SouthState Corp. 2,317 152
SP Plus Corp.(Æ) 3,982 156
Spirit Realty Capital, Inc.(ö) 4,415 174
Sprott, Inc. 1,544 50
STAG Industrial, Inc.(ö) 18,502 664
StepStone Group, Inc. Class A 1,200 30
Stewart Information Services Corp. 13,100 539
StoneX Group, Inc.(Æ) 681 57
Sunstone Hotel Investors, Inc.(ö) 10,157 103
Synovus Financial Corp. 3,081 93
Target Hospitality Corp. Class A(Æ)(Ð) 3,107 42
Terreno Realty Corp.(ö) 1,687 101
Territorial Bancorp, Inc. 7,771 95
Texas Capital Bancshares, Inc.(Æ) 6,248 322
Tiptree, Inc. Class A 19,647 295
Towne Bank 5,335 124
TPG, Inc. 1,887 55
Triumph Financial, Inc. 11,803 717
Trupanion, Inc.(Æ) 1,371 27
UMB Financial Corp. 1,785 109
UMH Properties, Inc.(ö) 23,153 370
United Bankshares, Inc. 4,217 125
United Community Banks, Inc. 4,494 112
United Fire Group, Inc.(Ð) 657 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Insurance Holdings, Inc. 2,914 45
Valley National Bancorp 32,556 252
Virtu Financial, Inc. Class A 4,400 75
Walker & Dunlop, Inc. 2,382 188
Webster Financial Corp. 3,290 124
Westamerica BanCorp 4,364 167
Westwood Holdings Group, Inc. 23,589 292
William Penn Bancorp(Ð) 29,346 298
Xenia Hotels & Resorts, Inc.(ö) 6,304 78
Zions Bancorp NA 9,159 246
39,850
Health Care - 18.0%
2seventy bio, Inc.(Æ) 4,068 41
Acadia Pharmaceuticals, Inc.(Æ)(Ð) 10,791 258
Accuray, Inc.(Æ) 5,678 22
Adaptive Biotechnologies Corp.(Æ)(Ð) 6,600 44
Akebia Therapeutics, Inc.(Æ) 12,274 11
Alector, Inc.(Æ) 6,700 40
Alkermes PLC(Æ) 744 23
Alphatec Holdings, Inc.(Æ) 27,743 499
Amedisys, Inc.(Æ) 2,900 265
American Well Corp. Class A(Æ)(Ð) 14,578 31
Amneal Pharmaceuticals, Inc.(Æ) 1,849 6
Amphastar Pharmaceuticals, Inc.(Æ) 4,459 256
AnaptysBio, Inc.(Æ)(Ð) 1,640 33
AngioDynamics, Inc.(Æ) 2,700 28
ANI Pharmaceuticals, Inc.(Æ) 17,266 929
Apellis Pharmaceuticals, Inc.(Æ) 8,394 765
Arcellx, Inc.(Æ) 9,316 295
Arcus Biosciences, Inc.(Æ) 1,621 33
Argenx SE - ADR(Æ) 807 314
Arrowhead Pharmaceuticals, Inc.(Æ) 15,766 562
Arvinas, Inc.(Æ) 3,062 76
Ascendis Pharma A/S - ADR(Æ) 2,944 263
Assertio Holdings, Inc.(Æ) 10,015 54
Avanos Medical, Inc.(Æ) 6,111 156
Avid Bioservices, Inc.(Æ) 72,783 1,017
Avita Medical, Inc.(Æ)(Ð) 10,537 179
Axogen, Inc.(Æ) 1,600 15
Axsome Therapeutics, Inc.(Æ) 1,224 88
Beam Therapeutics, Inc.(Æ) 7,702 246
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 4,377 31
Biohaven, Ltd.(Æ) 1,961 47
BioLife Solutions, Inc.(Æ) 28,410 628
Bluebird Bio, Inc.(Æ) 11,130 37
Blueprint Medicines Corp.(Æ) 2,346 148
C4 Therapeutics, Inc.(Æ) 3,528 10
Cara Therapeutics, Inc.(Æ)(Ð) 3,700 10
CareDx, Inc.(Æ)(Ð) 5,141 44
Castle Biosciences, Inc.(Æ) 1,600 22
Catalyst Pharmaceuticals, Inc.(Æ) 8,055 108
Certara, Inc.(Æ) 9,001 164
Chemed Corp. 707 383
CinCor Pharma, Inc.(Æ)(Š) 3,630 11
Computer Programs & Systems, Inc.(Æ) 4,687 116
CONMED Corp. 6,031 820

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CorVel Corp.(Æ) 398 77
CSAIL Commercial Mortgage Trust(Æ) 1,900 20
Cytokinetics, Inc.(Æ) 16,148 527
CytomX Therapeutics, Inc.(Æ)(Ð) 4,574 8
DaVita HealthCare Partners, Inc.(Æ) 4,177 420
Deciphera Pharmaceuticals, Inc.(Æ) 5,444 77
Denali Therapeutics, Inc.(Æ) 7,282 215
Dyne Therapeutics, Inc.(Æ)(Ð) 9,788 110
Emergent BioSolutions, Inc.(Æ)(Ð) 7,115 52
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 1,328 28
Enovis Corp. Class W(Æ) 5,917 379
Ensign Group, Inc. (The) 1,311 125
Envista Holdings Corp.(Æ) 1,057 36
EQRx, Inc.(Æ) 10,900 20
Exelixis, Inc.(Æ) 17,705 338
Fate Therapeutics, Inc.(Æ) 9,430 45
FibroGen, Inc.(Æ) 6,130 17
Fulgent Genetics, Inc.(Æ) 5,395 200
GoodRx Holdings, Inc. Class A(Æ) 6,634 37
Guardant Health, Inc.(Æ)(Ð) 5,810 208
Haemonetics Corp.(Æ) 1,456 124
Halozyme Therapeutics, Inc.(Æ) 6,447 233
Harmony Biosciences Holdings, Inc.(Æ)(Ð) 995 35
Harrow Health, Inc.(Æ) 7,383 141
Health Catalyst, Inc.(Æ) 5,098 64
HealthEquity, Inc.(Æ) 2,121 134
Inari Medical, Inc.(Æ) 2,514 146
InfuSystem Holdings, Inc.(Æ)(Ð) 54,545 525
Inhibrx, Inc.(Æ) 29,718 771
Innoviva, Inc.(Æ) 41,622 530
Inogen, Inc.(Æ) 7,318 85
Inspire Medical Systems, Inc.(Æ) 2,162 702
Integer Holdings Corp.(Æ) 1,698 150
Intellia Therapeutics, Inc.(Æ) 6,764 276
Intercept Pharmaceuticals, Inc.(Æ) 4,262 47
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 1,207 50
iRadimed Corp. 23,180 1,107
iTeos Therapeutics, Inc.(Æ) 1,313 17
Joint Corp. (The)(Æ) 6,280 85
Karuna Therapeutics, Inc.(Æ) 357 77
Karyopharm Therapeutics, Inc.(Æ) 11,294 20
Keros Therapeutics, Inc.(Æ) 4,667 187
Krystal Biotech, Inc.(Æ) 1,545 181
Kura Oncology, Inc.(Æ) 8,027 85
Kymera Therapeutics, Inc.(Æ) 2,206 51
Lantheus Holdings, Inc.(Æ) 2,534 213
Legend Biotech Corp. - ADR(Æ) 6,464 446
LeMaitre Vascular, Inc. 23,089 1,553
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 1,842 133
LivaNova PLC(Æ)(Ð) 4,685 241
Lyell Immunopharma, Inc.(Æ) 1,702 5
Medpace Holdings, Inc.(Æ) 3,503 841
MeiraGTx Holdings PLC(Æ) 9,141 61
Merit Medical Systems, Inc.(Æ) 2,864 240
Mersana Therapeutics, Inc.(Æ) 11,458 38
Mirati Therapeutics, Inc.(Æ)(Ð) 3,437 124
NanoString Technologies, Inc.(Æ)(Ð) 3,869 16
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Natera, Inc.(Æ) 1,787 87
National HealthCare Corp. 2,678 166
Nektar Therapeutics(Æ) 11,615 7
Neogen Corp.(Æ) 7,204 157
Neurocrine Biosciences, Inc.(Æ) 9,352 882
NGM Biopharmaceuticals, Inc.(Æ) 3,110 8
Nurix Therapeutics, Inc.(Æ)(Ð) 3,773 38
NuVasive, Inc.(Æ) 1,226 51
Option Care Health, Inc.(Æ) 6,161 200
OraSure Technologies, Inc.(Æ)(Ð) 6,883 34
Organon & Co.(Ð) 15,796 329
Orthofix Medical, Inc.(Æ) 9,064 164
Owens & Minor, Inc.(Æ)(Ð) 11,531 220
Pacira BioSciences, Inc.(Æ) 3,919 157
Pediatrix Medical Group, Inc.(Æ)(Ð) 18,800 267
Pennant Group, Inc. (The)(Æ) 10,601 130
Penumbra, Inc.(Æ) 722 248
Perrigo Co. PLC 17,888 607
Personalis, Inc.(Æ) 2,788 5
PetIQ, Inc.(Æ) 10,220 155
Phathom Pharmaceuticals, Inc.(Æ)(Ð) 2,033 29
Pliant Therapeutics, Inc.(Æ) 4,293 78
Prestige Brands Holdings, Inc.(Æ) 2,922 174
PTC Therapeutics, Inc.(Æ) 8,993 366
Pulmonx Corp.(Æ)(Ð) 4,467 59
Quanterix Corp.(Æ) 2,000 45
Quipt Home Medical Corp.(Æ)(Ð) 35,786 191
Radius Health, Inc.(Æ)(Š) 16,200 1
RadNet, Inc.(Æ) 5,356 175
Recursion Pharmaceuticals, Inc. Class A(Æ) 7,622 57
REGENXBIO, Inc.(Æ)(Ð) 4,326 86
Repligen Corp.(Æ) 2,551 361
Revance Therapeutics, Inc.(Æ) 2,429 61
Rigel Pharmaceuticals, Inc.(Æ) 17,900 23
Rocket Pharmaceuticals, Inc.(Æ) 41,435 823
RxSight, Inc.(Æ) 16,895 487
Sangamo BioSciences, Inc.(Æ) 10,300 13
Sarepta Therapeutics, Inc.(Æ)(Ð) 2,364 271
Schrodinger, Inc.(Æ) 13,896 694
Science 37 Holdings, Inc.(Æ) 332,355 71
Select Medical Holdings Corp. 4,285 137
Selecta Biosciences, Inc.(Æ) 4,638 5
Semler Scientific, Inc.(Æ) 679 18
Sharecare, Inc.(Æ) 67,536 118
ShockWave Medical, Inc.(Æ) 1,268 362
SpringWorks Therapeutics, Inc.(Æ) 6,300 165
STAAR Surgical Co.(Æ) 1,908 100
Supernus Pharmaceuticals, Inc.(Æ) 2,049 62
Surmodics, Inc.(Æ) 5,714 179
Sutro Biopharma, Inc.(Æ) 3,305 15
Syneos Health, Inc. Class A(Æ) 3,875 163
Tabula Rasa HealthCare, Inc.(Æ) 765 6
Tactile Systems Technology, Inc.(Æ) 9,935 248
Talkspace, Inc.(Æ) 128,934 164
Tandem Diabetes Care, Inc.(Æ)(Ð) 3,616 89
Tela Bio, Inc.(Æ) 9,730 99
Tenet Healthcare Corp.(Æ) 6,507 530

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Theravance Biopharma, Inc.(Æ) 1,659 17
TransMedics Group, Inc.(Æ) 4,685 393
Travere Therapeutics, Inc.(Æ) 7,088 109
Treace Medical Concepts, Inc.(Æ) 15,560 398
UFP Technologies, Inc.(Æ) 7,459 1,446
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 6,934 320
United Therapeutics Corp.(Æ)(Û) 3,187 704
US Physical Therapy, Inc. 1,047 127
Utah Medical Products, Inc. 6,762 630
Vanda Pharmaceuticals, Inc.(Æ) 3,230 21
Ventyx Biosciences, Inc.(Æ) 3,288 108
Veradigm, Inc.(Æ)(Ð) 23,365 294
Viemed Healthcare, Inc.(Æ) 12,062 118
Viridian Therapeutics, Inc.(Æ) 10,228 243
Xencor, Inc.(Æ) 9,779 244
Xenon Pharmaceuticals, Inc.(Æ) 10,298 396
Y-mAbs Therapeutics, Inc.(Æ) 3,150 21
Zai Lab, Ltd. - ADR(Æ) 7,422 206
Zentalis Pharmaceuticals, Inc.(Æ) 6,325 178
Zimvie, Inc.(Æ) 2,248 25
Zymeworks, Inc.(Æ) 1,000 9
38,245
Materials and Processing - 8.1%
AAON, Inc. 2,232 212
Allegheny Technologies, Inc.(Æ) 6,530 289
A-Mark Precious Metals, Inc. 1,140 43
American Vanguard Corp. 5,547 99
Apogee Enterprises, Inc. 1,728 82
Ardagh Metal Packaging Finance USA LLC
/ Ardagh Metal Packaging Finance PLC 8,745 33
Arizona Sonoran Copper Co., Inc.(Æ) 73,119 92
Avient Corp. 9,786 400
Axalta Coating Systems, Ltd.(Æ) 6,573 216
AZEK Co., Inc. (The)(Æ) 16,451 498
Balchem Corp. 1,852 250
Boise Cascade Co. 3,596 325
BrightView Holdings, Inc.(Æ) 10,115 73
Broadwind Energy, Inc.(Æ) 24,495 94
Builders FirstSource, Inc.(Æ) 3,754 511
Cabot Corp. 1,830 122
Capstone Mining Corp.(Æ) 25,565 116
Carpenter Technology Corp. 7,511 422
Chemours Co. (The)(Ð) 12,083 446
Clearwater Paper Corp.(Æ) 893 28
Codexis, Inc.(Æ) 7,735 22
Commercial Metals Co. 6,173 325
Constellium SE(Æ) 9,153 157
Critical Elements Lithium Corp.(Æ) 38,801 51
E3 Lithium, Ltd.(Æ)(Ð) 43,035 75
Eagle Materials, Inc. 193 36
Ecovyst, Inc.(Æ) 46,597 534
Element Solutions, Inc. 19,421 373
ERO Copper Corp.(Æ) 6,341 128
Foran Mining Corp.(Æ) 11,064 29
Global Industrial Co. 771 21
Healthcare Services Group, Inc. 39,343 587
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hecla Mining Co. 24,414 126
Horizonte Minerals PLC(Æ) 79,573 146
Huntsman Corp. 11,517 311
Interface, Inc. Class A 3,100 27
JELD-WEN Holding, Inc.(Æ)(Ð) 13,020 228
Kaiser Aluminum Corp. 14,687 1,052
Knife River Corp.(Æ) 1,095 48
Louisiana-Pacific Corp.(Ð) 5,241 393
Mativ Holdings, Inc. 34,549 522
MP Materials Corp.(Æ)(Ð) 3,056 70
MRC Global, Inc.(Æ) 13,133 132
Northwest Pipe Co.(Æ) 6,597 200
Nouveau Monde Graphite, Inc.(Æ) 14,944 45
NOVAGOLD Resources, Inc.(Æ)(Ð) 15,200 61
O-I Glass, Inc.(Æ) 8,502 181
Oil-Dri Corp. of America 927 55
Olympic Steel, Inc.(Ð) 3,629 178
Orion Engineered Carbons SA 4,681 99
Perimeter Solutions SA(Æ) 13,324 82
PGT Innovations, Inc.(Æ) 3,877 113
Piedmont Lithium, Inc.(Æ) 2,686 155
Quaker Chemical Corp. 966 188
Ranpak Holdings Corp.(Æ) 23,478 106
Rayonier Advanced Materials, Inc.(Æ)(Ð) 3,700 16
Resideo Technologies, Inc.(Æ) 7,868 139
Resolute Forest Products, Inc.(Æ)(Š) 7,348 10
Rogers Corp.(Æ) 886 143
Royal Gold, Inc. 1,902 218
Rush Enterprises, Inc. Class A 2,648 161
ScanSource, Inc.(Æ) 656 19
Schnitzer Steel Industries, Inc. Class A 12,603 378
SiteOne Landscape Supply, Inc.(Æ) 3,346 560
SmartRent, Inc.(Æ)(Ð) 41,324 158
Sonoco Products Co. 4,691 277
Stelco Holdings, Inc. 3,275 107
Stepan Co. 1,427 136
Summit Materials, Inc. Class A(Æ) 5,934 225
Sylvamo Corp.(Ð) 2,348 95
Tecnoglass, Inc. 12,514 647
TimkenSteel Corp.(Æ) 12,200 263
Trinseo PLC 34,616 439
Tronox Holdings PLC Class A 53,605 681
UFP Industries, Inc. 1,800 175
Unifi, Inc.(Æ) 14,012 113
United States Lime & Minerals, Inc. 367 77
Univar Solutions, Inc. - ADR(Æ) 8,708 312
Universal Stainless & Alloy Products, Inc.
(Æ) 4,349 61
Valvoline, Inc. 5,169 194
Veritiv Corp. 1,092 137
VSE Corp. 1,690 92
Worthington Industries, Inc. 2,102 146
17,186
Producer Durables - 16.4%
Aaron's Co., Inc. (The) 2,700 38
ABM Industries, Inc. 3,762 160

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Adient PLC(Æ)(Û) 5,129 197
ADT, Inc. 5,409 33
AECOM(Ð) 4,363 369
AGCO Corp. 2,898 381
Alight, Inc. Class A(Æ) 13,739 127
Allied Motion Technologies, Inc. 16,783 670
Allison Transmission Holdings, Inc. Class A 3,277 185
Alta Equipment Group, Inc. 1,400 24
AMN Healthcare Services, Inc.(Æ) 1,284 140
Applied Industrial Technologies, Inc. 1,828 265
ArcBest Corp. 4,006 396
Arcosa, Inc. 5,041 382
Ardmore Shipping Corp. 17,998 222
Argan, Inc. 5,952 235
ASGN, Inc.(Æ) 1,771 134
Astec Industries, Inc. 1,035 47
Badger Meter, Inc. 855 126
Barnes Group, Inc. 10,365 437
Barrett Business Services, Inc. 679 59
Bloom Energy Corp. Class A(Æ)(Ð) 5,870 96
Bowman Consulting Group, Ltd.(Æ)(Ð) 3,579 114
Brady Corp. Class A 1,814 86
BWX Technologies, Inc. 2,846 204
Casella Waste Systems, Inc. Class A(Æ) 9,368 847
CBIZ, Inc.(Æ) 5,552 296
CECO Environmental Corp.(Æ) 10,526 141
Centrus Energy Corp. Class A(Æ)(Ð) 809 26
Chart Industries, Inc.(Æ) 1,187 190
Comfort Systems USA, Inc. 765 126
CompoSecure, Inc.(Æ)(Ð) 16,558 114
Construction Partners, Inc. Class A(Æ) 868 27
Covenant Logistics Group, Inc. Class A 1,162 51
Cross Country Healthcare, Inc.(Æ) 8,241 231
Daseke, Inc.(Æ) 11,302 81
Deluxe Corp. 30,584 535
DHT Holdings, Inc. 22,921 196
Dorian LPG, Ltd. 1,000 26
Dycom Industries, Inc.(Æ)(Ð) 2,861 325
Eagle Bulk Shipping, Inc.(Ð) 6,265 301
EMCOR Group, Inc. 1,145 212
Encore Wire Corp. 2,056 382
Energy Recovery, Inc.(Æ) 6,807 190
EnerSys 6,362 690
Ennis, Inc. 4,049 83
EVERTEC, Inc. 3,058 113
ExlService Holdings, Inc.(Æ) 753 114
Exponent, Inc. 1,296 121
Faro Technologies, Inc.(Æ)(Ð) 1,421 23
Federal Signal Corp. 5,412 347
First Advantage Corp.(Æ) 7,645 118
Flowserve Corp. 21,992 817
Fluor Corp.(Æ)(Ð) 11,950 354
Flywire Corp.(Æ) 8,581 266
Fox Factory Holding Corp.(Æ) 631 68
Franklin Electric Co., Inc. 1,402 144
Frontdoor, Inc.(Æ) 3,828 122
Frontier Group Holdings, Inc.(Æ) 12,458 120
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Genco Shipping & Trading, Ltd. 8,775 123
Generac Holdings, Inc.(Æ) 477 71
Gentex Corp. 6,635 194
GEO Group, Inc. (The)(Æ)(Ð) 11,325 81
Granite Construction, Inc. 4,784 190
Green Dot Corp. Class A(Æ) 1,730 32
Hackett Group, Inc. (The) 1,294 29
Harsco Corp.(Æ) 9,479 94
Heartland Express, Inc. 5,486 90
Heidrick & Struggles International, Inc. 870 23
Helios Technologies, Inc. 1,183 78
Herc Holdings, Inc. Class W 2,222 304
Heritage-Crystal Clean, Inc.(Æ) 1,304 49
Hillman Solutions Corp.(Æ) 17,926 162
HNI Corp. 3,475 98
Hub Group, Inc. Class A(Æ) 1,501 121
Hyster-Yale Materials Handling, Inc. 949 53
I3 Verticals, Inc. Class A(Æ) 44,463 1,016
ICF International, Inc. 1,329 165
indie Semiconductor, Inc. Class A(Æ)(Ð) 13,038 123
Innodata, Inc.(Æ) 5,915 67
Insperity, Inc. 1,968 234
Integrated Electrical Services, Inc.(Æ) 1,111 63
Kadant, Inc. 477 106
Kaman Corp. Class A 20,062 488
Kennametal, Inc. 5,108 145
Kforce, Inc. 959 60
Kirby Corp.(Æ) 2,186 168
Knight-Swift Transportation Holdings, Inc. 2,006 111
Korn Ferry 2,166 107
Landstar System, Inc.(Û) 2,022 389
Lindsay Corp. 561 67
Manitowoc Co., Inc. (The)(Æ) 12,336 232
ManpowerGroup, Inc.(Û) 2,760 219
Marten Transport, Ltd. 3,951 85
Matson, Inc. 5,693 443
Mercury Systems, Inc.(Æ) 9,439 326
Mesa Laboratories, Inc. 5,523 710
Methode Electronics, Inc. 1,940 65
MillerKnoll, Inc. 26,354 389
Mirion Technologies, Inc.(Æ) 18,781 159
Mitek Systems, Inc.(Æ) 54,485 591
Moog, Inc. Class A 871 94
Mueller Industries, Inc. 2,069 181
Murphy USA, Inc. 486 151
MYR Group, Inc.(Æ) 1,387 192
National Instruments Corp. 1,615 93
National Research Corp. Class A 1,447 63
NEXTracker, Inc. Class A(Æ) 609 24
NV5 Global, Inc.(Æ) 451 50
Orion Group Holdings, Inc.(Æ) 45,723 128
Oshkosh Corp.(Ð) 3,889 337
PAM Transportation Services, Inc.(Æ) 691 18
Park-Ohio Holdings Corp. 122 2
Payoneer Global, Inc.(Æ) 15,919 77
Paysafe, Ltd.(Æ) 1,759 18
Pitney Bowes, Inc. 7,171 25

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Powell Industries, Inc. 782 47
Primoris Services Corp. 24,462 745
PROG Holdings, Inc.(Æ) 5,403 174
Proto Labs, Inc.(Æ) 7,079 247
Radiant Logistics, Inc.(Æ) 32,543 219
Remitly Global, Inc.(Æ) 10,303 194
Repay Holdings Corp.(Æ) 79,019 619
Resources Connection, Inc. 6,657 105
RXO, Inc.(Æ) 2,619 59
Ryerson Holding Corp. 1,833 80
Saia, Inc.(Æ) 2,589 886
Schneider National, Inc. Class B(Û) 4,316 124
Scorpio Tankers, Inc. 9,175 433
Sight Sciences, Inc.(Æ) 18,519 153
Skyline Champion Corp.(Æ) 10,059 658
Spirit Airlines, Inc. 5,111 88
Stagwell, Inc.(Æ)(Û) 3,900 28
Star Bulk Carriers Corp.(Ð) 7,139 126
Steelcase, Inc. Class A 5,848 45
Stericycle, Inc.(Æ) 1,821 85
Sterling Infrastructure, Inc.(Æ) 10,559 589
Stoneridge, Inc.(Æ)(Ð) 25,145 474
Sun Country Airlines Holdings, Inc.(Æ) 8,038 181
Teekay Tankers, Ltd. Class A 8,805 337
Tennant Co. 6,656 540
Terex Corp. 2,875 172
Textron, Inc. 4,835 327
Thermon Group Holdings, Inc.(Æ) 6,142 163
Titan International, Inc.(Æ) 3,554 41
Titan Machinery, Inc.(Æ) 2,744 81
TopBuild Corp.(Æ) 1,935 515
TreeHouse Foods, Inc.(Æ) 7,746 390
TriNet Group, Inc.(Æ)(Û) 3,870 368
Triton International, Ltd. 1,869 156
TrueBlue, Inc.(Æ) 2,077 37
Tutor Perini Corp.(Æ) 18,828 135
UniFirst Corp. 566 88
Universal Truckload Services, Inc. 3,049 88
V2X, Inc.(Æ) 4,394 218
Vertiv Holdings Co. 19,865 492
Vicor Corp.(Æ) 1,905 103
Watts Water Technologies, Inc. Class A 797 146
Werner Enterprises, Inc. 2,525 112
WNS Holdings, Ltd. - ADR(Æ) 10,517 775
Xerox Holdings Corp. 26,851 400
XPO, Inc.(Æ) 2,135 126
ZipRecruiter, Inc. Class A(Æ)(Ð)(Û) 4,072 72
34,938
Technology - 13.9%
8x8, Inc.(Æ)(Ð) 38,902 165
A10 Networks, Inc. 23,191 338
ACV Auctions, Inc. Class A(Æ) 5,888 102
Adeia, Inc. 3,400 37
ADTRAN Holdings, Inc. 45,084 475
Agilysys, Inc.(Æ) 1,954 134
Altair Engineering, Inc. Class A(Æ) 1,437 109
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ambarella, Inc.(Æ) 5,165 432
American Software, Inc. Class A 82,432 866
Amkor Technology, Inc. 4,264 127
Appfolio, Inc. Class A(Æ) 2,092 360
Arlo Technologies, Inc.(Æ) 10,464 114
Arteris, Inc.(Æ) 8,653 59
Augmedix, Inc.(Æ) 38,924 187
Avid Technology, Inc.(Æ) 2,319 59
Axcelis Technologies, Inc.(Æ)(Û) 2,911 534
Bandwidth, Inc. Class A(Æ) 2,151 29
Bel Fuse, Inc. Class B 8,614 494
Blend Labs, Inc. Class A(Æ)(Ð) 500 —
Box, Inc. Class A(Æ) 11,102 326
Brightcove, Inc.(Æ) 1,053 4
CalAmp Corp.(Æ) 2,535 3
Calix, Inc.(Æ) 2,371 118
Cambium Networks Corp.(Æ) 1,360 21
Cardlytics, Inc.(Æ) 1,500 9
Cars.com, Inc.(Æ) 9,129 181
Cerence, Inc.(Æ)(Ð) 3,084 90
CI&T, Inc. Class A(Æ) 43,661 274
Cirrus Logic, Inc.(Æ) 4,012 325
Climb Global Solutions, Inc. 687 33
Cohu, Inc.(Æ) 3,990 166
CommScope Holding Co., Inc.(Æ) 26,786 151
CommVault Systems, Inc.(Æ) 2,013 146
Conduent, Inc.(Æ) 6,000 20
Couchbase, Inc.(Æ) 1,644 26
Credo Technology Group Holding, Ltd.(Æ)
(Ð) 13,512 234
CS Disco, Inc.(Æ)(Ð) 1,900 16
CSG Systems International, Inc. 4,529 239
Dell Technologies, Inc. Class C(Û) 2,083 113
DigitalBridge Group, Inc. 5,938 87
DigitalOcean Holdings, Inc.(Æ)(Ð) 4,283 172
Diodes, Inc.(Æ) 1,376 127
DocuSign, Inc.(Æ)(Û) 492 25
Domo, Inc. Class B(Æ) 2,711 40
DoubleVerify Holdings, Inc.(Æ) 10,881 423
Dropbox, Inc. Class A(Æ)(Û) 16,485 440
Endava PLC - ADR(Æ) 3,840 199
ePlus, Inc.(Æ) 2,237 126
Everbridge, Inc.(Æ) 4,617 124
Evolv Technologies Holdings, Inc.(Æ) 27,326 164
Extreme Networks, Inc.(Æ) 21,906 571
F5, Inc.(Æ)(Û) 319 47
Five9, Inc.(Æ) 4,716 389
FormFactor, Inc.(Æ) 5,293 181
Genasys, Inc.(Æ) 59,828 156
Guidewire Software, Inc.(Æ) 2,437 185
Harmonic, Inc.(Æ) 21,626 350
HireRight Holdings Corp.(Æ) 3,204 36
IDT Corp. Class B(Æ) 3,897 101
Immersion Corp. 16,518 117
Impinj, Inc.(Æ)(Ð) 1,772 159
Infinera Corp.(Æ)(Ð) 20,513 99
Informatica, Inc. Class A(Æ)(Ð) 3,570 66

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Insight Enterprises, Inc.(Æ) 840 123
Intapp, Inc.(Æ) 6,567 275
Integral Ad Science Holding LLC(Æ)(Û) 2,916 52
Ituran Location and Control, Ltd. 4,333 101
Jabil Circuit, Inc.(Û) 3,696 399
JFrog, Ltd.(Æ) 6,372 176
Kaltura, Inc.(Æ)(Ð) 53,452 113
KBR, Inc. 4,156 270
Kulicke & Soffa Industries, Inc. 16,045 954
Kyndryl Holdings, Inc.(Æ) 16,705 222
LivePerson, Inc.(Æ)(Ð) 6,800 31
Lyft, Inc. Class A(Æ)(Ð) 19,879 191
MaxLinear, Inc. Class A(Æ) 3,113 98
Model N, Inc.(Æ) 31,385 1,110
NAPCO Security Technologies, Inc. 38,637 1,339
Navitas Semiconductor Corp.(Æ)(Ð) 7,407 78
NETGEAR, Inc.(Æ) 2,697 38
NetScout Systems, Inc.(Æ) 5,316 164
New Relic, Inc.(Æ) 3,959 259
nLight, Inc.(Æ) 5,501 85
Nutanix, Inc. Class A(Æ) 10,148 285
NVE Corp. 2,554 249
ON24, Inc. 21,790 177
One Stop Systems, Inc.(Æ) 24,597 71
OneSpan, Inc.(Æ) 12,867 191
Ooma, Inc.(Æ) 18,025 270
Ouster, Inc.(Æ) 189 1
PDF Solutions, Inc.(Æ)(Ð) 27,909 1,259
Pegasystems, Inc. 11,265 555
Perficient, Inc.(Æ) 1,664 139
Perion Network, Ltd.(Æ) 1,534 47
PlayAGS, Inc.(Æ) 2,554 14
Playtika Holding Corp.(Æ)(Û) 5,446 63
Power Integrations, Inc. 1,467 139
Preformed Line Products Co. 447 70
Progress Software Corp. 1,588 92
Q2 Holdings, Inc.(Æ) 2,054 63
Qualys, Inc.(Æ)(Ð) 7,111 918
Quantum Corp.(Æ) 1,901 2
RADCOM, Ltd.(Æ) 10,957 104
Rambus, Inc.(Æ) 4,584 294
Ribbon Communications, Inc.(Æ)(Ð) 6,982 19
Roku, Inc.(Æ)(Ð)(Û) 2,157 138
Sanmina Corp.(Æ) 2,005 121
Sapiens International Corp. NV 2,165 58
SecureWorks Corp. Class A(Æ) 1,434 10
Shutterstock, Inc. 1,286 63
Silicon Laboratories, Inc.(Æ) 2,489 393
Simulations Plus, Inc. 24,503 1,062
SMART Global Holdings, Inc.(Æ) 17,193 499
Smartsheet, Inc. Class A(Æ)(Ð) 7,417 284
SolarWinds Corp.(Æ) 2,671 27
Sonos, Inc.(Æ) 11,091 181
Sprout Social, Inc. Class A(Æ) 2,850 132
SPS Commerce, Inc.(Æ) 696 134
Squarespace, Inc. Class A(Æ)(Ð) 2,680 84
Super Micro Computer, Inc.(Æ) 1,492 372
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Symbotic, Inc.(Æ)(Ð) 3,009 129
Synaptics, Inc.(Æ) 1,460 125
Telos Corp.(Æ) 3,651 9
Tenable Holdings, Inc.(Æ) 5,841 254
TrueCar, Inc.(Æ) 34,340 78
TTM Technologies, Inc.(Æ) 8,022 111
Unisys Corp.(Æ) 4,215 17
Upland Software, Inc.(Æ) 1,000 4
Varonis Systems, Inc.(Æ) 15,556 415
Viavi Solutions, Inc. Class W(Æ) 23,108 262
Vimeo, Inc.(Æ) 75,705 312
Vishay Intertechnology, Inc. 5,733 169
VTEX Class A(Æ) 42,661 205
Workiva, Inc.(Æ) 8,732 888
Xperi, Inc.(Æ) 2,000 26
Yelp, Inc. Class A(Æ)(Û) 5,750 209
Yext, Inc.(Æ)(Ð) 8,472 96
Zeta Global Holdings Corp. Class A(Æ) 16,896 144
29,611
Utilities - 4.6%
Allete, Inc. 10,196 591
Allot, Ltd.(Æ) 19,053 60
APA Corp.(Ð) 2,256 77
Avista Corp. 4,974 195
Black Hills Corp. 1,725 104
Brookfield Infrastructure Corp. Class A 2,125 97
California Resources Corp.(Û) 10,225 463
Chord Energy Corp. 1,355 208
CNX Resources Corp.(Æ) 8,200 145
Cogent Communications Holdings, Inc. 1,427 96
Denbury, Inc.(Æ) 1,769 153
Earthstone Energy, Inc. Class A(Æ)(Ð) 56,929 814
Evolution Petroleum Corp. 86,044 694
Excelerate Energy, Inc. Class A 23,425 476
Golar LNG, Ltd. 5,225 105
Iridium Communications, Inc. 2,699 168
Kosmos Energy, Ltd.(Æ) 23,273 139
Magnolia Oil & Gas Corp. Class A 6,928 145
New Jersey Resources Corp. 2,126 100
Northern Oil and Gas, Inc. 2,453 84
Northwest Natural Holding Co. 11,178 481
NorthWestern Corp. 3,665 208
NRG Energy, Inc.(Ð)(Û) 10,652 398
ONE Gas, Inc. 3,865 297
Permian Resources Corp. 68,333 749
Portland General Electric Co. 4,569 214
RGC Resources, Inc. 11,629 233
Saturn Oil & Gas, Inc.(Æ) 55,812 93
SilverBow Resources, Inc.(Æ)(Ð) 10,851 316
Southwest Gas Holdings, Inc. 2,898 185
Spire, Inc. 1,732 110
UGI Corp. 7,375 199
Unitil Corp. 7,749 393
US Cellular Corp.(Æ)(Û) 7,631 135
Vistra Corp.(Û) 15,788 414

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
York Water Co. (The) 11,046 456
9,795
Total Common Stocks
(cost $193,112) 211,344
Short-Term Investments - 5.1%
U.S. Cash Management Fund(@) 10,830,830 (∞) 10,828
Total Short-Term Investments
(cost $10,827) 10,828
Other Securities - 2.3%
U.S. Cash Collateral Fund(@)(×) 4,847,405 (∞)
4,847
Total Other Securities
(cost $4,847) 4,847
Total Investments - 106.8%
(identified cost $208,786) 227,019
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.7)%
Acushnet Holdings Corp. (482) (26)
Akoustis Technologies, Inc.(Æ) (6,385) (20)
Altice USA, Inc. Class A(Æ) (20,130) (61)
America's Car-Mart, Inc.(Æ) (358) (36)
AMMO, Inc.(Æ) (3,516) (8)
Blade Air Mobility, Inc.(Æ) (2,900) (12)
Byrna Technologies, Inc.(Æ) (875) (4)
Churchill Downs, Inc. (1,366) (190)
Clear Channel Outdoor Holdings, Inc.(Æ) (24,965) (34)
Conn's, Inc.(Æ) (2,762) (10)
Crocs, Inc.(Æ) (471) (53)
DISH Network Corp. Class A(Æ) (7,095) (47)
Dream Finders Homes, Inc. Class A(Æ) (1,941) (48)
GrowGeneration Corp.(Æ) (2,851) (10)
iHeartMedia, Inc. Class A(Æ) (4,900) (18)
Instructure Holdings, Inc.(Æ) (1,287) (32)
Joby Aviation, Inc.(Æ) (8,603) (88)
Kura Sushi USA, Inc. Class A(Æ) (141) (13)
Leslie's, Inc.(Æ) (3,572) (34)
LGI Homes, Inc.(Æ) (609) (82)
Lindblad Expeditions Holdings, Inc.(Æ) (442) (5)
Magnite, Inc.(Æ) (3,836) (52)
OneWater Marine, Inc. Class A(Æ) (933) (34)
Skillsoft Corp.(Æ) (4,541) (6)
Topgolf Callaway Brands Corp.(Æ) (8,498) (169)
XPEL, Inc.(Æ)(Þ) (1,590) (134)
YETI Holdings, Inc.(Æ) (1,684) (65)
Ziff Davis, Inc.(Æ) (1,304) (91)
(1,382)
Consumer Staples - (0.1)%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
22nd Century Group, Inc.(Æ) (12,847) (5)
Alico, Inc. (717) (18)
B&G Foods, Inc. Class A (2,343) (33)
J&J Snack Foods Corp. (668) (106)
MGP Ingredients, Inc. (1,142) (121)
Utz Brands, Inc. (1,988) (33)
(316)
Energy - (0.3)%
Ameresco, Inc. Class A(Æ) (1,370) (67)
Cleanspark, Inc.(Æ) (4,383) (19)
FuelCell Energy, Inc.(Æ) (4,935) (11)
GrafTech International, Ltd. (8,767) (44)
Ring Energy, Inc.(Æ) (4,925) (8)
Shoals Technologies Group, Inc. Class A(Æ) (2,996) (77)
Sitio Royalties Corp. Class A (2,399) (63)
Southwestern Energy Co.(Æ) (18,505) (111)
Sunrun, Inc.(Æ) (3,150) (56)
Uranium Energy Corp.(Æ) (23,795) (81)
(537)
Financial Services - (0.5)%
Annaly Capital Management, Inc.(ö) (8,092) (162)
Arbor Realty Trust, Inc.(ö) (2,188) (32)
ARMOUR Residential REIT, Inc.(ö) (2,537) (14)
Chimera Investment Corp.(ö) (2,681) (15)
Distribution Solutions Group, Inc.(Æ) (477) (25)
Dynex Capital, Inc.(ö) (5,270) (66)
European Wax Center, Inc. Class A(Æ) (913) (17)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (2,380) (60)
Healthcare Realty Trust, Inc.(ö) (8,367) (158)
New York Community Bancorp, Inc. (16,793) (189)
Potlatch Corp.(ö) (2,942) (155)
Ready Capital Corp.(ö) (4,173) (47)
Uniti Group, Inc.(ö) (9,378) (43)
Webster Financial Corp. (3,415) (129)
(1,112)
Health Care - (1.0)%
AdaptHealth Corp.(Æ) (6,040) (73)
Agenus, Inc.(Æ) (20,354) (33)
Akero Therapeutics, Inc.(Æ) (190) (9)
Amylyx Pharmaceuticals, Inc.(Æ) (267) (6)
Anavex Life Sciences Corp.(Æ) (2,236) (18)
Apellis Pharmaceuticals, Inc.(Æ) (1,850) (169)
Atossa Therapeutics, Inc.(Æ) (9,029) (11)
Azenta, Inc.(Æ) (1,676) (78)
BioLife Solutions, Inc.(Æ) (2,464) (54)
ClearPoint Neuro, Inc.(Æ) (603) (4)
Clover Health Investments Corp.(Æ) (14,619) (13)
Collegium Pharmaceutical, Inc.(Æ) (1,354) (29)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cytokinetics, Inc.(Æ) (1,293) (42)
Day One Biopharmaceuticals, Inc.(Æ) (930) (11)
DocGo, Inc.(Æ) (2,663) (25)
Exact Sciences Corp.(Æ) (1,192) (112)
Geron Corp.(Æ) (12,656) (41)
ICU Medical, Inc.(Æ) (716) (128)
ImmunoGen, Inc.(Æ) (1,651) (31)
Inhibrx, Inc.(Æ) (1,019) (26)
Inotiv, Inc.(Æ) (1,607) (8)
MannKind Corp.(Æ) (8,734) (36)
Masimo Corp.(Æ) (853) (140)
Neogen Corp.(Æ) (8,894) (193)
Ocular Therapeutix, Inc.(Æ) (4,213) (22)
OrthoPediatrics Corp.(Æ) (617) (27)
Pliant Therapeutics, Inc.(Æ) (207) (4)
Poseida Therapeutics, Inc.(Æ) (2,066) (4)
RadNet, Inc.(Æ) (476) (16)
Repligen Corp.(Æ) (1,033) (146)
Replimune Group, Inc.(Æ) (1,267) (29)
Revance Therapeutics, Inc.(Æ) (2,912) (74)
Seelos Therapeutics, Inc.(Æ) (5,074) (6)
Sharecare, Inc.(Æ) (1,737) (3)
SIGA Technologies, Inc. (3,036) (15)
Sotera Health Co.(Æ) (2,538) (48)
Syndax Pharmaceuticals, Inc.(Æ) (3,327) (70)
TransMedics Group, Inc.(Æ) (808) (68)
Vaxcyte, Inc.(Æ) (2,360) (118)
Ventyx Biosciences, Inc.(Æ) (406) (13)
Veracyte, Inc.(Æ) (6,608) (168)
Vericel Corp.(Æ) (1,179) (44)
Vicarious Surgical, Inc.(Æ) (3,200) (6)
Viking Therapeutics, Inc.(Æ) (292) (5)
(2,176)
Materials and Processing - (0.2)%
5E Advanced Materials, Inc.(Æ) (1,911) (6)
Aspen Aerogels, Inc.(Æ) (3,549) (28)
Livent Corp.(Æ) (4,595) (126)
Mativ Holdings, Inc. (2,079) (31)
Origin Materials, Inc.(Æ) (1,800) (8)
Pool Corp. (229) (86)
Quaker Chemical Corp. (440) (86)
ThredUp, Inc. Class A(Æ) (5,788) (14)
(385)
Producer Durables - (0.5)%
908 Devices, Inc.(Æ) (1,316) (9)
Affirm Holdings, Inc.(Æ) (100) (2)
Badger Meter, Inc. (914) (135)
GATX Corp. (874) (113)
H&R Block, Inc. (4,666) (149)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LCI Industries (755) (95)
Microvast Holdings, Inc.(Æ) (10,724) (17)
MultiPlan Corp.(Æ) (15,401) (32)
PureCycle Technologies, Inc.(Æ) (6,815) (73)
RBC Bearings, Inc.(Æ) (580) (126)
Repay Holdings Corp.(Æ) (3,295) (26)
Solid Power, Inc.(Æ) (6,438) (16)
V2X, Inc.(Æ) (720) (36)
Whole Earth Brands, Inc.(Æ) (1,800) (7)
Workhorse Group, Inc.(Æ) (8,232) (7)
Zurn Water Solutions Corp. (4,628) (124)
(967)
Technology - (1.0)%
ADTRAN Holdings, Inc. (4,016) (42)
Aehr Test Systems(Æ) (701) (29)
Altair Engineering, Inc. Class A(Æ) (2,210) (168)
Angi, Inc.(Æ) (5,800) (19)
AppLovin Corp. Class A(Æ) (6,428) (165)
Bumble, Inc. Class A(Æ) (5,500) (92)
Clearfield, Inc.(Æ) (1,314) (62)
Coherent Corp.(Æ) (3,604) (184)
Digi International, Inc.(Æ) (1,433) (56)
Digimarc Corp.(Æ) (1,518) (45)
E2open Parent Holdings, Inc.(Æ) (9,559) (53)
Entegris, Inc. (1,028) (114)
Envestnet, Inc.(Æ) (1,613) (96)
Frontier Communications Corp.(Æ) (6,423) (120)
Gen Digital, Inc. (3,425) (64)
Identiv, Inc.(Æ) (670) (6)
InterDigital, Inc. (995) (96)
Matterport, Inc.(Æ) (5,643) (18)
MKS Instruments, Inc. (1,324) (143)
Model N, Inc.(Æ) (82) (3)
NAPCO Security Technologies, Inc. (1,135) (39)
NextNav, Inc.(Æ) (2,100) (6)
Ondas Holdings, Inc.(Æ) (1,438) (1)
Ouster, Inc.(Æ) (936) (5)
PAR Technology Corp.(Æ) (2,330) (77)
Paycor HCM, Inc.(Æ) (1,753) (41)
Porch Group, Inc.(Æ) (11,879) (16)
Super Micro Computer, Inc.(Æ) (603) (150)
Terran Orbital Corp.(Æ) (3,200) (5)
ViaSat, Inc.(Æ) (1,597) (66)
Wolfspeed, Inc.(Æ) (3,575) (199)
(2,180)
Utilities - (0.2)%
Chord Energy Corp. (1,160) (178)
Civitas Resources, Inc. (2,439) (169)
Crescent Energy Co. Class A (740) (8)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equitrans Midstream Corp. (8,907) (85)
Tellurian, Inc.(Æ) (9,597) (14)
(454)
Total Securities Sold Short
(proceeds $9,347) (9,509)
Other Assets and Liabilities,
Net - (2.3)%
(4,817)
Net Assets - 100.0%
212,693

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
(0.1)%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145
—
XPEL, Inc. 02/09/22 (1,590) 59.32 (94) (134)
(134)
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 113 USD 10,756 09/23 82
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 82
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 15 CAD 20 07/05/23 —
Royal Bank of Canada CAD 1 USD 1 07/05/23 —
State Street CAD — USD — 07/05/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 24,689 $ — $ —
$ —
$ 24,689 11.6
Consumer Staples 8,887 — —
—
8,887 4.2
Energy 8,143 — —
—
8,143 3.8
Financial Services 39,850 — —
—
39,850 18.8
Health Care 38,233 — 12
—
38,245 18.0
Materials and Processing 17,176 — 10
—
17,186 8.1
Producer Durables 34,938 — —
—
34,938 16.4
Technology 29,611 — —
—
29,611 13.9
Utilities 9,795 — —
—
9,795 4.6

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Short-Term Investments — — — 10,828 10,828 5.1
Other Securities — — — 4,847 4,847 2.3
Total Investments 211,322 — 22 15,675 227,019 106.8
Securities Sold Short
***
(9,509) — — — (9,509) (4.5)
Other Assets and Liabilities, Net
(2.3)
100.0
Other Financial Instruments
Assets
Futures Contracts 82 — — — 82 —
*
Total Other Financial Instruments
**
$ 82 $ — $ — $ — $ 82
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June
30, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — June 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 82
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 227
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 359
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,707 $ — $ 4,707
Total Financial and Derivative Assets
4,707 — 4,707
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,707 $ — $ 4,707
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 527 $ — $ 527 $ —
Barclays
266 — 266 —
Citigroup
174 — 174 —
Fidelity
713 — 713 —
Goldman Sachs
301 — 301 —
HSBC
496 — 496 —
Morgan Stanley
1,507 — 1,507 —
National Bank of Canada
40 — 40 —
Wells Fargo
683 — 683 —
Total
$ 4,707 $ — $ 4,707 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 9,509 $ — $ 9,509
Total Financial and Derivative Liabilities
9,509 — 9,509
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 9,509 $ — $ 9,509
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 9,509 $ — $ 9,509 $ —
Total
$ 9,509 $ — $ 9,509 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 39
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 208,786
Investments, at fair value(*)(>) ....................................................................................................................................................
227,019
Foreign currency holdings(^) ....................................................................................................................................................... 20
Receivables:
Dividends and interest ...................................................................................................................................................... 126
Dividends from affiliated funds ....................................................................................................................................... 47
Investments sold ............................................................................................................................................................... 1,931
Fund shares sold ............................................................................................................................................................... 27
From broker(a) ................................................................................................................................................................. 677
Variation margin on futures contracts .............................................................................................................................. 82
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
229,930
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 2
Investments purchased ..................................................................................................................................................... 2,509
Fund shares redeemed ...................................................................................................................................................... 108
Accrued fees to affiliates .................................................................................................................................................. 158
Other accrued expenses .................................................................................................................................................... 104
Securities sold short, at fair value(‡) ........................................................................................................................................... 9,509
Payable upon return of securities loaned ..................................................................................................................................... 4,847
Total liabilities ...........................................................................................................................................................
17,237
Net Assets ...............................................................................................................................................................
$ 212,693

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — June 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 12,558
Shares of beneficial interest .........................................................................................................................................................
160
Additional paid-in capital ............................................................................................................................................................
199,975
Net Assets ...............................................................................................................................................................
$ 212,693
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 13.33
Net assets ............................................................................................................................................................................. $ 212,693,455
Shares outstanding ($.01 par value) ..................................................................................................................................... 15,959,871
Amounts in thousands
(^)     Foreign currency holdings - cost $ 21
(*)     Securities on loan included in investments $ 4,707
(‡)     Proceeds on securities sold short $ 9,347
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 15,675
(a)     Receivable from Broker for Futures $ 677
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 41
Statement of Operations — For the Period Ended June 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,619
Dividends from affiliated funds ....................................................................................................................................... 258
Securities lending income (net) ....................................................................................................................................... 22
Total investment income ..............................................................................................................................................................
1,899
Expenses
Advisory fees ................................................................................................................................................................... 936
Administrative fees .......................................................................................................................................................... 52
Custodian fees .................................................................................................................................................................. 45
Transfer agent fees ........................................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 45
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ..................................................................................................................................................................... 9
Dividends from securities sold short ................................................................................................................................ 80
Interest expense paid on securities sold short .................................................................................................................. 37
Miscellaneous .................................................................................................................................................................. 6
Expenses before reductions .............................................................................................................................................. 1,222
Expense reductions .......................................................................................................................................................... (42)
Net expenses ................................................................................................................................................................................
1,180
Net investment income (loss) .......................................................................................................................................................
719
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1,749
Futures contracts .............................................................................................................................................................. 227
Securities sold short ......................................................................................................................................................... 673
Net realized gain (loss) ................................................................................................................................................................
2,649
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 11,158
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 359
Securities sold short ......................................................................................................................................................... (1,972)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 9,543
Net realized and unrealized gain (loss) ........................................................................................................................................ 12,192
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 12,911

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
42 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2023
(Unaudited)
Fiscal Year Ended
December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 719 $ 887
Net realized gain (loss) ....................................................................................................................... 2,649 (2,264)
Net change in unrealized appreciation (depreciation) ........................................................................ 9,543 (39,491)
Net increase (decrease) in net assets from operations .............................................................................. 12,911 (40,868)
Distributions
To shareholders ................................................................................................................................... (451) (4,984)
Net decrease in net assets from distributions ............................................................................................ (451) (4,984)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (5,929) (5,539)
Total Net Increase (Decrease) in Net Assets ........................................................................
6,531 (51,391)
Net Assets
Beginning of period .................................................................................................................................. 206,162 257,553
End of period .............................................................................................................................................
$ 212,693 $ 206,162
* Share transaction amounts (in thousands) for the periods ended June 30, 2023 and December 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 392 $ 4,920 469 $ 6,287
Proceeds from reinvestment of distributions 35 451 365 4,984
Payments for shares redeemed (879) (11,300) (1,291) (16,810)
Total increase (decrease)
(452) $ (5,929) (457) $ (5,539)

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
44 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2023(ƣ) 12.56 .04 . 76 . 80 (.03) —
December 31, 2022 15.27 .05 (2.46) (2.41) (.03) (.27)
December 31, 2021 15.75 .01 3.92 3.93 (.04) (4.37)
December 31, 2020 14.30 .02 1.75 1.77 (.01) (.31)
December 31, 2019 11.86 .05 2.68 2.73 (.07) (.22)
December 31, 2018 16.40 .07 (1.94) (1.87) (.08) (2.59)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 45
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.03) 13.33 6.36 212,693 1. 17 1. 13 .69 45
(.30) 12.56 (15.96) 206,162 1.15 1.12 .40 101
(4.41) 15.27 25.79 257,553 1.14 1.13 .05 114
(.32) 15.75 12.70 236,264 1.25 1.25 .12 125
(.29) 14.30 23.07 227,899 1.19 1.19 .34 127
(2.67) 11.86 (11.97) 204,490 1.04 1.04 .45 80

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
46 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 20 2 3 with underlying f unds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 147,870
Administrative fees 8,597
Transfer agent fees 756
Trustee fees 1,034
$ 158,257
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,967 $ 35,165 $ 34,302 $ — $ (2) $ 10,828 $ 258 $ —
U.S. Cash Collateral Fund 4,245 17,529 16,927 — — 4,847 78 —
$ 14,212 $ 52,694 $ 51,229 $ — $ (2) $ 15,675 $ 336 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 205,498,187 $ 26,254,958 $ (14,161,093) $ 12,093,865

Russell Investment Funds
International Developed Markets Fund
Shareholder Expense Example — June 30, 2023 (Unaudited)
International Developed Markets Fund 47
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2023 to June 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2023 $ 1,113.90 $ 1,019.69
Expenses Paid During Period* $ 5.40 $ 5.16
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
48 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.1%
Australia - 1.4%
Ampol, Ltd. 3,077 62
ASX, Ltd. - ADR 567 24
BHP Group, Ltd. - ADR 50,925 1,519
BlueScope Steel, Ltd. 1,987 27
Commonwealth Bank of Australia
- ADR 4,483 301
CSL, Ltd. 1,157 214
Dexus Property Group(ö) 3,048 16
Medibank Pvt, Ltd. 138,244 325
National Australia Bank, Ltd. - ADR 4,110 73
Rio Tinto PLC 18,443 1,172
Rio Tinto, Ltd. - ADR 1,934 149
South32, Ltd. Class B 230,190 580
Wesfarmers, Ltd. 3,132 103
Westpac Banking Corp. 5,956 85
Woodside Energy Group, Ltd. 6,442 149
4,799
Austria - 0.6%
ams AG(Æ) 20,386 147
Erste Group Bank AG 38,828 1,363
Mondi PLC 45,700 698
2,208
Belgium - 0.4%
Ageas SA 10,110 410
KBC Groep NV 597 42
Proximus SA 26,489 197
UCB SA 7,307 648
1,297
Brazil - 1.1%
Ambev SA(Æ) 391,473 1,260
Atacadao SA 126,340 295
Banco Bradesco SA - ADR 190,736 660
Banco do Brasil SA 36,500 376
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 25,784 305
Telefonica Brasil SA 54,416 492
Ultrapar Participacoes SA 83,200 328
Yara International ASA 2,286 81
3,797
Canada - 4.5%
Agnico Eagle Mines, Ltd. 16,721 835
Alimentation Couche-Tard, Inc. 2,589 133
ARC Resources, Ltd. 17,373 232
Bank of Montreal 1,498 135
Bank of Nova Scotia (The) 3,241 162
Barrick Gold Corp. 29,415 497
CAE, Inc.(Æ) 106,901 2,393
Cameco Corp. Class A 9,156 287
Canadian Imperial Bank of Commerce 2,428 104
Canadian National Railway Co. 15,713 1,903
Canadian Pacific Kansas City, Ltd. 1,090 88
CCL Industries, Inc. Class B 948 46
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CGI Group, Inc.(Æ) 1,155 122
Dollarama, Inc. 9,417 638
Enbridge, Inc. 4,216 157
George Weston, Ltd. 711 84
Great-West Lifeco, Inc. 3,162 92
iA Financial Corp., Inc. 6,350 433
Loblaw Cos., Ltd. 984 90
Lundin Mining Corp. 18,491 145
Magna International, Inc. Class A 9,435 533
Metro, Inc. Class A 2,950 167
National Bank of Canada 834 62
Open Text Corp. 759 31
Royal Bank of Canada - GDR 16,250 1,552
Saputo, Inc. - ADR 1,942 43
Shopify, Inc. Class A(Æ) 8,369 541
Stantec, Inc. 12,507 816
Sun Life Financial, Inc. 23,230 1,211
TC Energy Corp. 6,163 249
TELUS Corp. 3,860 75
Thomson Reuters Corp.(Æ) 371 50
Toronto-Dominion Bank (The) 22,311 1,383
15,289
China - 2.1%
Alibaba Group Holding, Ltd.(Æ) 108,014 1,123
Anta Sports Products, Ltd. 59,000 605
Baidu, Inc. Class A(Æ) 3,850 66
BOC Hong Kong Holdings, Ltd. 26,000 80
BYD Co., Ltd. Class H 26,000 832
Dongfeng Motor Group Co., Ltd. Class
H 354,000 162
H World Group, Ltd. - ADR(Æ) 13,654 529
Li Ning Co., Ltd. 55,000 297
Tencent Holdings, Ltd. 64,684 2,753
Trip.com Group, Ltd. - ADR(Æ) 15,110 529
Wilmar International, Ltd. 19,000 54
7,030
Denmark - 1.2%
Carlsberg A/S Class B 380 61
Chr Hansen Holding A/S 976 68
Coloplast A/S Class B 619 77
Danske Bank A/S(Æ) 33,561 817
Novo Nordisk A/S Class B 15,193 2,454
Novozymes A/S Class B 589 28
Tryg A/S 3,314 72
Vestas Wind Systems A/S(Æ) 21,497 571
4,148
Finland - 1.3%
Elisa OYJ 8,413 449
Kone OYJ Class B 4,553 238
Neste OYJ 10,995 424
Nokia OYJ 402,642 1,690
Nordea Bank Abp 15,509 169
Orion OYJ Class B 3,235 134
Sampo OYJ Class A 16,873 757

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UPM-Kymmene OYJ 1,432 43
Wartsila OYJ Abp Class B 39,377 443
4,347
France - 8.1%
Accor SA 57,443 2,136
Air Liquide SA Class A 1,142 205
Airbus Group SE 8,505 1,229
Amundi SA(Þ) 16,192 957
AXA SA 33,396 987
BNP Paribas SA 11,697 739
Bouygues SA - ADR 14,092 473
Bureau Veritas SA 26,780 734
Capgemini SE 3,938 746
Carrefour SA 28,630 543
Cie de Saint-Gobain SA 12,136 739
Danone SA 2,699 165
Dassault Aviation SA 4,607 922
Dassault Systemes SE 2,279 101
Edenred 1,731 116
Eiffage SA 915 95
Engie SA 58,644 975
EssilorLuxottica SA 558 106
Hermes International 86 187
Kering 1,191 660
La Francaise des Jeux SAEM(Þ) 3,816 150
Legrand SA - ADR 1,065 106
L'Oreal SA 3,800 1,773
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,276 3,092
Michelin (CGDE) 60,416 1,786
Orange SA - ADR 58,005 678
Pernod Ricard SA 483 107
Publicis Groupe SA - ADR 9,268 723
Remy Cointreau SA 591 95
Renault SA 10,253 433
Rexel SA Class H 88,439 2,187
Sartorius Stedim Biotech 5,487 1,371
SEB SA 673 70
Societe Generale SA 21,269 554
TotalEnergies SE 24,936 1,429
Vinci SA 2,108 245
27,614
Germany - 4.7%
Allianz SE 1,281 298
BASF SE 21,849 1,061
Bayer AG 10,482 580
Bayerische Motoren Werke
Aktiengesellschaft 426 52
Beiersdorf AG 941 124
Brenntag SE 2,346 183
CECONOMY AG(Æ) 28,820 72
Continental AG 4,685 353
Covestro AG(Æ)(Þ) 32,824 1,704
Daimler Truck Holding AG 62,469 2,249
Deutsche Boerse AG 7,888 1,457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Post AG 2,236 109
Deutsche Telekom AG 13,170 287
E.ON SE 11,249 143
Evonik Industries AG 19,374 368
Fresenius Medical Care AG & Co.
KGaA 26,628 1,272
Fresenius SE & Co. KGaA 21,228 588
Hannover Rueck SE 3,132 664
Heidelberg Materials AG 9,839 808
Henkel AG & Co. KGaA 1,723 121
Infineon Technologies AG - ADR 20,673 853
LEG Immobilien SE(Æ) 417 24
Mercedes-Benz Group AG 4,697 378
Merck KGaA 489 81
Muenchener Rueckversicherungs-
Gesellschaft AG 3,629 1,361
SAP SE - ADR 2,058 281
Siemens AG 2,711 451
Symrise AG 870 91
Vonovia SE 2,792 55
16,068
Hong Kong - 3.1%
AIA Group, Ltd. 254,339 2,595
CK Asset Holdings, Ltd. 91,049 505
CK Hutchison Holdings, Ltd. Class B 22,313 137
CK Infrastructure Holdings, Ltd. 7,500 40
CLP Holdings, Ltd. 57,000 444
Galaxy Entertainment Group, Ltd.(Æ) 177,869 1,135
Hang Seng Bank, Ltd. 45,500 648
HKT Trust & HKT, Ltd. 81,000 94
Hong Kong & China Gas Co., Ltd. 827,000 715
Hong Kong Exchanges & Clearing, Ltd. 14,900 567
Power Assets Holdings, Ltd. 82,000 430
Sino Land Co., Ltd. 56,000 69
Sun Hung Kai Properties, Ltd. 8,500 107
Swire Properties, Ltd. 100,200 247
Techtronic Industries Co., Ltd. 223,271 2,443
WH Group, Ltd.(Þ) 605,000 322
10,498
Hungary - 0.1%
OTP Bank PLC 8,256 293
India - 1.0%
HDFC Bank, Ltd. - ADR 39,462 2,751
Reliance Industries, Ltd. - GDR(Þ) 12,031 751
3,502
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 793,410 278
Ireland - 2.6%
AIB Group PLC 92,546 389
Bank of Ireland Group PLC 93,585 894
CRH PLC 2,291 127
Flutter Entertainment PLC(Æ) 5,970 1,199
Kerry Group PLC Class A 20,233 1,974

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
50 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Linde PLC 8,779 3,345
Ryanair Holdings PLC - ADR(Æ) 7,727 855
8,783
Israel - 0.1%
Bank Hapoalim BM 10,568 87
Bank Leumi Le-Israel BM 12,839 96
Check Point Software Technologies,
Ltd.(Æ) 1,026 129
Israel Discount Bank, Ltd. Class A 18,095 90
Mizrahi Tefahot Bank, Ltd. 2,374 79
481
Italy - 2.1%
Assicurazioni Generali SpA 15,677 319
BPER Banca 125,260 382
Davide Campari-Milano NV 56,397 782
Enel SpA 229,075 1,543
Eni SpA - ADR 65,724 948
FinecoBank Banca Fineco SpA 59,196 799
Moncler SpA 8,642 598
Recordati SpA 5,615 268
Snam Rete Gas SpA 18,790 98
Terna Rete Elettrica Nazionale SpA 4,731 40
UniCredit SpA 52,872 1,233
7,010
Japan - 17.0%
Ajinomoto Co., Inc. 2,700 108
Alfresa Holdings Corp. 15,500 232
Alps Alpine Co., Ltd. 19,100 167
Amada Co., Ltd. 26,300 260
Asahi Group Holdings, Ltd. 1,600 62
Asahi Kasei Corp. 10,500 71
Astellas Pharma, Inc. 69,000 1,028
Bandai Namco Holdings, Inc. 25,200 583
Bridgestone Corp. 6,300 259
Brother Industries, Ltd. 8,600 126
Canon, Inc. 40,400 1,066
Dai-ichi Life Holdings, Inc. 27,250 523
Daiichi Sankyo Co., Ltd. 28,900 916
Daito Trust Construction Co., Ltd. 900 91
Daiwa House Industry Co., Ltd. 7,500 198
Daiwa House REIT Investment Corp.(ö) 26 50
Daiwa Securities Group, Inc. 29,000 150
DeNA Co., Ltd. 13,400 174
Denso Corp. 7,900 533
Disco Corp. 3,300 522
Eisai Co., Ltd. 11,940 805
FANUC Corp. 25,500 897
Fuji Media Holdings, Inc. 7,700 81
Fukuoka Financial Group, Inc. 22,800 471
Hakuhodo DY Holdings, Inc. 17,200 182
Hino Motors, Ltd.(Æ) 54,000 227
Honda Motor Co., Ltd. 41,171 1,244
Iida Group Holdings Co., Ltd. 24,200 410
Inpex Corp. 32,700 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Isuzu Motors, Ltd. 79,600 969
ITOCHU Corp. 4,700 187
Japan Airlines Co., Ltd. 15,600 339
Japan Exchange Group, Inc. 29,000 507
Japan Post Bank Co., Ltd. Class A 4,600 36
Japan Post Holdings Co., Ltd. 21,400 154
Japan Real Estate Investment Corp.(ö) 13 49
Japan Tobacco, Inc. 48,100 1,054
JGC Holdings Corp. 21,700 283
Kajima Corp. 5,100 77
Kansai Electric Power Co., Inc. (The) 12,200 153
Kao Corp.(Ñ) 16,100 583
KDDI Corp. 35,400 1,094
Keyence Corp. 5,100 2,412
Kirin Holdings Co., Ltd. 31,200 456
Komatsu, Ltd. 57,000 1,542
Kyocera Corp. 17,900 973
Makita Corp. 17,068 479
McDonald's Holdings Co. Japan, Ltd. 4,100 159
MEIJI Holdings Co., Ltd. 11,000 246
Minebea Co., Ltd. 46,100 873
Mitsubishi Electric Corp. 86,100 1,210
Mitsubishi Estate Co., Ltd. 38,100 454
Mitsubishi UFJ Financial Group, Inc. 133,800 988
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 25,600 153
Mizuho Financial Group, Inc. 7,800 119
MS&AD Insurance Group Holdings,
Inc. 27,700 987
Nikon Corp. 28,700 373
Nintendo Co., Ltd. 20,200 919
Nippon Building Fund, Inc.(ö) 24 94
Nippon Prologis, Inc.(Æ)(ö) 19 38
Nippon Telegraph & Telephone Corp. 157,650 187
Nippon Television Holdings, Inc. 15,800 151
Nissan Chemical Corp. 3,900 168
Nissan Motor Co., Ltd. 132,500 547
Nisshin Seifun Group, Inc. 3,900 48
Nissin Foods Holdings Co., Ltd. 1,100 91
Nitto Denko Corp. 5,800 430
Nomura Holdings, Inc. 38,800 147
Obayashi Corp. 11,200 97
Obic Co., Ltd. 400 64
Oji Holdings Corp. 8,000 30
Ono Pharmaceutical Co., Ltd. 21,091 382
ORIX Corp. 1,200 22
Otsuka Holdings Co., Ltd. 4,300 158
Resona Holdings, Inc. 265,200 1,271
SCSK Corp. 7,900 124
Secom Co., Ltd. 2,600 176
Sekisui Chemical Co., Ltd. 25,200 365
Sekisui House, Ltd. 10,900 221
Seven & i Holdings Co., Ltd. 2,100 91
SG Holdings Co., Ltd. 6,200 88
Shimizu Corp. 19,500 123
Shin-Etsu Chemical Co., Ltd. 116,775 3,881
Shiseido Co., Ltd. 54,400 2,465

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SMC Corp. 1,100 611
SoftBank Corp. 8,700 93
Sompo Japan Nipponkoa Holdings, Inc. 1,400 63
Sony Group Corp. 8,510 763
Stanley Electric Co., Ltd. 15,739 319
Subaru Corp. 115,844 2,192
Sumitomo Electric Industries, Ltd. 41,400 508
Sumitomo Heavy Industries, Ltd. 11,800 283
Sumitomo Mitsui Financial Group, Inc. 11,500 492
Sumitomo Mitsui Trust Holdings, Inc. 19,700 705
Sumitomo Rubber Industries, Ltd. 18,000 175
Suntory Beverage & Food, Ltd. 2,100 76
T&D Holdings, Inc. 75,000 1,108
Taiheiyo Cement Corp. 11,700 230
Taisei Corp. 4,100 143
Takeda Pharmaceutical Co., Ltd. 39,500 1,242
Terumo Corp. 3,200 102
THK Co., Ltd. 15,600 321
Toho Co., Ltd. 1,400 53
Tokio Marine Holdings, Inc. 43,000 993
Tokyo Electron, Ltd. 20,210 2,894
Tokyo Gas Co., Ltd. 9,600 210
Toray Industries, Inc. 157,100 878
Tosoh Corp. 13,100 155
Toyota Industries Corp. 2,000 143
Toyota Motor Corp. 27,000 432
Tsuruha Holdings, Inc. 4,400 328
USS Co., Ltd. 11,400 189
Yakult Honsha Co., Ltd. 1,300 82
Yamaha Motor Co., Ltd.(Ñ) 20,200 582
Yamato Holdings Co., Ltd. 28,594 517
57,970
Jersey - 0.2%
Glencore PLC 121,479 689
Luxembourg - 0.8%
ArcelorMittal SA 37,695 1,027
Eurofins Scientific SE 22,155 1,407
RTL Group SA 5,556 222
2,656
Malaysia - 0.1%
CIMB Group Holdings BHD 229,417 249
Mexico - 0.5%
Fresnillo PLC 17,684 137
Grupo Televisa SAB - ADR 295,179 1,514
1,651
Netherlands - 5.8%
ABN AMRO Bank NV(Þ) 39,261 611
Adyen NV(Æ)(Þ) 444 769
Akzo Nobel NV 1,051 86
ASML Holding NV 1,867 1,352
Euronext NV(Þ) 1,693 115
Ferrari NV 3,339 1,093
Heineken Holding NV 1,074 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Heineken NV 32,540 3,349
ING Groep NV 167,636 2,264
Koninklijke Ahold Delhaize NV 6,180 211
Koninklijke Philips NV(Æ) 95,073 2,057
NN Group NV 13,093 486
Randstad NV 33,308 1,755
Shell PLC 139,456 4,171
Universal Music Group NV 39,777 884
VEON, Ltd. - ADR(Æ) 5,377 110
Wolters Kluwer NV 1,240 157
19,563
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd. 51,245 770
Spark New Zealand, Ltd. 67,788 212
982
Norway - 0.4%
DNB Bank ASA 6,002 112
Equinor ASA Class N 1,965 57
Kongsberg Gruppen ASA 4,782 217
Mowi ASA 21,249 337
Norsk Hydro ASA 13,400 80
Orkla ASA 43,997 316
Telenor ASA 11,896 121
1,240
Portugal - 0.2%
Energias de Portugal SA 7,648 38
Jeronimo Martins SGPS SA 22,246 613
651
Russia - 0.0%
Gazprom PJSC(Š) 114,398 —
Lukoil PJSC(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Š) 27,365 —
Sberbank of Russia PJSC(Š) 88,440 —
—
Singapore - 0.7%
CapitaLand Mall Trust Class A(Æ)(ö) 38,000 54
DBS Group Holdings, Ltd. 6,156 144
Jardine Cycle & Carriage, Ltd. 4,400 114
Oversea-Chinese Banking Corp., Ltd. 83,792 763
Singapore Exchange, Ltd. 7,900 56
Singapore Technologies Engineering,
Ltd. 29,300 80
Singapore Telecommunications, Ltd. 500,600 928
United Overseas Bank, Ltd. 4,700 97
Venture Corp., Ltd. 6,800 74
2,310
South Africa - 0.4%
Anglo American PLC 39,395 1,117
MTN Group, Ltd. 12,114 89
Old Mutual, Ltd. 387,774 250
1,456

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
52 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Korea - 1.4%
Coway Co., Ltd. 6,160 206
Hankook Tire & Technology Co., Ltd. 8,269 217
Hyundai Mobis Co., Ltd. 3,025 536
KB Financial Group, Inc. 16,654 604
KT Corp. - ADR(Ñ) 37,334 422
LG Energy Solution, Ltd.(Æ) 1,455 615
Samsung Electronics Co., Ltd. 24,319 1,341
Shinhan Financial Group Co., Ltd. 36,279 939
4,880
Spain - 2.0%
Amadeus IT Group SA Class A(Æ) 21,738 1,657
CaixaBank SA 287,477 1,192
Cellnex Telecom SA(Þ) 24,811 1,006
Enagas SA 6,702 132
Endesa SA - ADR 2,131 46
Iberdrola SA 19,140 250
Industria de Diseno Textil SA 56,698 2,203
Red Electrica Corp. SA 7,686 129
Telefonica SA - ADR 17,601 71
6,686
Sweden - 1.5%
Assa Abloy AB Class B 33,499 804
Atlas Copco AB Class A 4,328 62
Atlas Copco AB Class B 4,710 59
Boliden AB(Æ) 14,255 413
Essity Aktiebolag Class B 2,901 77
Hexagon AB Class B 121,202 1,492
Investor AB Class B 5,909 118
Kinnevik AB Class B(Æ) 2,854 40
Sandvik AB 30,594 597
Securitas AB Class B 9,746 80
Skandinaviska Enskilda Banken AB
Class A 10,055 111
Skanska AB Class B 4,372 61
SKF AB Class B 32,871 573
Svenska Handelsbanken AB Class A 12,929 109
Swedbank AB Class A 4,857 82
Telefonaktiebolaget LM Ericsson Class
B 83,904 458
Volvo AB Class B 3,122 65
5,201
Switzerland - 6.7%
ABB, Ltd. 35,094 1,381
Adecco Group AG 16,270 531
Alcon, Inc. 9,917 824
Baloise Holding AG 608 89
Barry Callebaut AG 32 62
Chocoladefabriken Lindt & Spruengli
AG 6 75
Cie Financiere Richemont SA Class A 5,585 948
EMS-Chemie Holding AG 340 258
Geberit AG 2,047 1,072
Givaudan SA 37 123
Holcim AG(Æ) 10,551 709
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Julius Baer Group, Ltd. 29,430 1,856
Kuehne & Nagel International AG 3,225 953
Lonza Group AG 1,470 878
Novartis AG 33,757 3,407
Partners Group Holding AG 1,374 1,294
Schindler Holding AG 827 191
SGS SA 8,050 760
Sika AG 257 73
Swatch Group AG (The) Class B 1,786 523
Swiss Life Holding AG 189 111
Swiss Prime Site AG Class A 911 79
Swisscom AG 1,632 1,018
UBS Group AG 215,677 4,388
Zurich Insurance Group AG 2,521 1,198
22,801
Taiwan - 2.2%
Catcher Technology Co., Ltd. 50,513 285
Hon Hai Precision Industry Co., Ltd. 588,184 2,141
Taiwan Semiconductor Manufacturing
Co., Ltd. 121,000 2,255
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 27,519 2,777
7,458
Thailand - 0.1%
Kasikornbank PCL 131,300 480
United Kingdom - 9.1%
Admiral Group PLC 10,746 285
AstraZeneca PLC 12,707 1,820
Aviva PLC 90,131 454
Babcock International Group PLC(Æ) 49,767 179
BAE Systems PLC 12,460 147
Barclays PLC 337,608 659
Barratt Developments PLC 79,261 416
Berkeley Group Holdings PLC 756 38
BP PLC 186,576 1,093
British American Tobacco PLC 23,440 778
British Land Co. PLC (The)(ö) 44,556 172
BT Group PLC 240,808 375
Compass Group PLC 74,773 2,092
Croda International PLC 1,241 89
Diageo PLC 24,067 1,032
easyJet PLC(Æ) 76,177 469
Endeavour Mining PLC 10,514 252
Haleon PLC 759,106 3,124
Halma PLC 1,046 30
HSBC Holdings PLC 242,318 1,916
Intermediate Capital Group PLC 29,589 518
Intertek Group PLC 23,212 1,260
J Sainsbury PLC 508,450 1,741
Kingfisher PLC 87,232 257
Land Securities Group PLC(ö) 34,795 254
Legal & General Group PLC 16,726 48
Lloyds Banking Group PLC 98,738 55
Marks & Spencer Group PLC(Æ) 46,873 115

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NatWest Group PLC 162,768 500
Persimmon PLC Class A 6,275 82
Reckitt Benckiser Group PLC 12,952 973
RELX PLC 7,880 263
Sage Group PLC (The) 9,700 114
Schroders PLC 34,148 190
Scottish & Southern Energy PLC 1,453 34
Smith & Nephew PLC 8,755 141
Spirax-Sarco Engineering PLC 311 41
St. James's Place PLC 32,603 450
Standard Chartered PLC 209,819 1,830
Taylor Wimpey PLC 238,097 311
Tesco PLC 378,720 1,197
Travis Perkins PLC 66,025 683
Unilever PLC 27,920 1,456
United Utilities Group PLC 5,357 65
Vodafone Group PLC 215,987 204
Wausau Paper Corp. 60,167 629
Weir Group PLC (The) 91,923 2,052
30,88 3
United States - 8.2%
Accenture PLC Class A 8,626 2,662
Allegion PLC 16,434 1,972
Amdocs, Ltd. 11,953 1,182
Aon PLC Class A 6,454 2,228
Experian PLC 5,989 230
GSK Finance No. 3 PLC 89,062 1,573
James Hardie Industries PLC(Æ) 21,296 568
Las Vegas Sands Corp.(Æ) 15,492 898
Lululemon Athletica, Inc.(Æ) 2,118 802
Nestle SA 40,654 4,892
Roche Holding AG 9,759 2,986
Sanofi - ADR 29,206 3,131
Schlumberger NV 70,236 3,450
Schneider Electric SE 7,660 1,396
27,970
Total Common Stocks
(cost $297,702) 313,218
Preferred Stocks - 1.4%
Brazil - 0.1%
Raizen Energia SA
6.457% (Ÿ) 459,586 422
Germany - 0.7%
Henkel AG & Co. KGaA
2.528% (Ÿ) 7,474 598
Porsche Automobil Holding SE
4.589% (Ÿ) 5,849 352
Volkswagen AG
21.755% (Ÿ) 10,112 1,356
2,306
South Korea - 0.6%
Samsung Electronics Co., Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.810% (Ÿ) 45,925 2,084
Total Preferred Stocks
(cost $4,888) 4,812
Short-Term Investments - 4.2%
United States - 4.2%
U.S. Cash Management Fund(@) 14,242,791 (∞) 14,239
Total Short-Term Investments
(cost $14,238) 14,239
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 1,566,425 (∞) 1,566
Total Other Securities
(cost $1,566) 1,566
Total Investments - 98.1%
(identified cost $318,394) 333,835
Other Assets and Liabilities,
Net - 1.9%
6,363
Net Assets - 100.0%
340,198

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
54 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.9%
ABN AMRO Bank NV 10/03/19 EUR 39,261 17.42 684
611
Adyen NV 07/25/19 EUR 444 1,075.18 477
769
Amundi SA 02/21/19 EUR 16,192 63.00 1,020
957
Cellnex Telecom SA 02/27/18 EUR 24,811 54.08 1,342
1,006
Covestro AG 08/15/19 EUR 32,824 45.74 1,501
1,704
Euronext NV 04/29/22 EUR 1,693 81.03 137
115
La Francaise des Jeux SAEM 12/02/22 EUR 3,816 40.36 154
150
Reliance Industries, Ltd. 10/21/20 12,031 58.25 701
751
WH Group, Ltd. 06/26/19 HKD 605,000 0.70 425 322
6,385
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 56 EUR 4,150 07/23
60
DAX Index Futures 8 EUR 3,254 09/23
(22)
EURO STOXX 50 Index Futures 45 EUR 1,992 09/23
30
FTSE 100 Index Futures 34 GBP 2,564 09/23
(24)
FTSE/MIB Index Futures 7 EUR 993 09/23
26
IBEX 35 Index Futures 9 EUR 860 07/23
26
OMXS30 Index Futures 39 SEK 9,033 07/23
(5)
S&P/TSX 60 Index Futures 109 CAD 26,565 09/23
321
SPI 200 Index Futures 142 AUD 25,422 09/23
140
TOPIX Index Futures 58 JPY 1,327,040 09/23 270
Short Positions
Hang Seng Index Futures 28 HKD 26,330 07/23
15
MSCI Emerging Markets Index Futures 572 USD 28,540 09/23
347
MSCI Singapore Index Futures 89 SGD 2,571 07/23
(6)
S&P 500 E-Mini Index Futures 58 USD 13,016 09/23 (368)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 810
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 337 CHF 302 07/03/23 —
Bank of America USD 62 EUR 57 07/03/23 —
Bank of America USD 88 GBP 69 07/03/23 —
Bank of America USD 74 HKD 582 07/03/23 —
Bank of America USD 58 NOK 617 07/03/23 —
Bank of America USD 59 SEK 631 07/03/23 —
Bank of America EUR 1,153 USD 1,258 07/05/23 (1)
Bank of America JPY 85,998 USD 595 07/05/23 (1)
Bank of New York USD 3,781 AUD 5,532 09/20/23 (88)
Bank of New York USD 3,894 CAD 5,164 09/20/23 9

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 1,108 EUR 1,017 09/20/23 6
Bank of New York USD 1,060 GBP 835 09/20/23 —
Bank of New York USD 2,501 JPY 343,703 09/20/23 (91)
Bank of New York CHF 1,484 USD 1,669 09/20/23 (2)
HSBC USD 3,781 AUD 5,532 09/20/23 (88)
HSBC USD 3,893 CAD 5,164 09/20/23 10
HSBC USD 1,108 EUR 1,017 09/20/23 6
HSBC USD 1,060 GBP 835 09/20/23 —
HSBC USD 2,500 JPY 343,703 09/20/23 (90)
HSBC CHF 1,484 USD 1,669 09/20/23 (2)
Royal Bank of Canada USD 56 AUD 84 07/03/23 —
Royal Bank of Canada USD 3,778 AUD 5,532 09/20/23 (85)
Royal Bank of Canada USD 3,891 CAD 5,164 09/20/23 12
Royal Bank of Canada USD 1,108 EUR 1,017 09/20/23 6
Royal Bank of Canada USD 1,060 GBP 835 09/20/23 —
Royal Bank of Canada USD 359 JPY 51,965 07/03/23 1
Royal Bank of Canada USD 2,500 JPY 343,703 09/20/23 (88)
Royal Bank of Canada CHF 1,484 USD 1,668 09/20/23 (3)
State Street USD 56 BRL 272 07/03/23 1
State Street USD 4,007 DKK 27,350 09/20/23 21
State Street USD 1,042 NOK 10,950 09/20/23 (19)
State Street USD 3,682 SEK 39,091 09/20/23 (44)
State Street HKD 2,630 USD 337 09/20/23 —
State Street NZD 2,500 USD 1,556 09/20/23 23
Toronto Dominion Bank USD 3,788 AUD 5,532 09/20/23 (94)
Toronto Dominion Bank USD 3,895 CAD 5,164 09/20/23 8
Toronto Dominion Bank USD 1,109 EUR 1,017 09/20/23 5
Toronto Dominion Bank USD 1,061 GBP 835 09/20/23 (1)
Toronto Dominion Bank USD 2,502 JPY 343,703 09/20/23 (92)
Toronto Dominion Bank CHF 1,484 USD 1,671 09/20/23 (1)
UBS USD 3,791 AUD 5,532 09/20/23 (98)
UBS USD 3,894 CAD 5,164 09/20/23 9
UBS USD 1,109 EUR 1,017 09/20/23 5
UBS USD 1,061 GBP 835 09/20/23 (1)
UBS USD 2,504 JPY 343,703 09/20/23 (93)
UBS CHF 1,484 USD 1,671 09/20/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (860)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 4,799 $ —
$ —
$ 4,799 1 .4

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
56 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Austria — 2,208 —
—
2,208 0 .6
Belgium — 1,297 —
—
1,297 0 .4
Brazil 3,716 81 —
—
3,797 1 .1
Canada 15,289 — —
—
15,289 4 .5
China 1,356 5,674 —
—
7,030 2 .1
Denmark — 4,148 —
—
4,148 1 .2
Finland — 4,347 —
—
4,347 1 .3
France — 27,614 —
—
27,614 8 .1
Germany — 16,068 —
—
16,068 4 .7
Hong Kong — 10,498 —
—
10,498 3 .1
Hungary — 293 —
—
293 0 .1
India 2,751 751 —
—
3,502 1 .0
Indonesia — 278 —
—
278 0 .1
Ireland 4,200 4,583 —
—
8,783 2 .6
Israel 129 352 —
—
481 0 .1
Italy — 7,010 —
—
7,010 2 .1
Japan 189 57,781 —
—
57,970 17 .0
Jersey — 689 —
—
689 0 .2
Luxembourg — 2,656 —
—
2,656 0 .8
Malaysia — 249 —
—
249 0 .1
Mexico 1,514 137 —
—
1,651 0 .5
Netherlands 110 19,453 —
—
19,563 5 .8
New Zealand — 982 —
—
982 0 .3
Norway 57 1,183 —
—
1,240 0 .4
Portugal — 651 —
—
651 0 .2
Russia — — —
—
— —
Singapore — 2,310 —
—
2,310 0 .7
South Africa — 1,456 —
—
1,456 0 .4
South Korea 422 4,458 —
—
4,880 1 .4
Spain — 6,686 —
—
6,686 2 .0
Sweden 59 5,142 —
—
5,201 1 .5
Switzerland — 22,801 —
—
22,801 6 .7
Taiwan 2,777 4,681 —
—
7,458 2 .2
Thailand — 480 —
—
480 0 .1
United Kingdom 252 30,631 —
—
30,883 9 .1
United States 13,194 14,776 —
—
27,970 8 .2
Preferred Stocks 422 4,390 — — 4,812 1 .4
Short-Term Investments — — — 14,239 14,239 4 .2
Other Securities — — — 1,566 1,566 0 .4
Total Investments 46,437 271,593 — 15,805 333,835 98 .1

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Assets and Liabilities, Net
1 .9
100 .0
Other Financial Instruments
Assets
Futures Contracts 1,235 — — — 1,235 0 .4
Foreign Currency Exchange Contracts 2 120 — — 122 — *
A
Liabilities
Futures Contracts (425) — — — (425) (0 .1)
Foreign Currency Exchange Contracts (2) (980) — — (982) (0 .3)
Total Other Financial Instruments
**
$ 810 $ (860) $ — $ — $ (50)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
48,404
Consumer Staples ...............................................................................
26,805
Energy ................................................................................................
14,912
Financial Services ..............................................................................
69,950
Health Care ........................................................................................
31,978
Materials and Processing ...................................................................
30,841
Producer Durables ..............................................................................
46,249
Technology .........................................................................................
33,550
Utilities ...............................................................................................
10,529
Preferred Stocks
Consumer Discretionary ....................................................................
1,708
Consumer Staples ...............................................................................
598
Technology .........................................................................................
2,084
Utilities ...............................................................................................
422
Short-Term Investments .............................................................
14,239
Other Securities ...........................................................................
1,566
Total Investments ............................................................................... 333,835

See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — June 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 122
Variation margin on futures contracts* 1,235 —
Total
$ 1,235 $ 122
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 425 $ —
Unrealized depreciation on foreign currency exchange contracts — 982
Total
$ 425 $ 982
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 746 $ —
Foreign currency exchange contracts — (678)
Total
$ 746 $ (678)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,608 $ —
Foreign currency exchange contracts — (730)
Total
$ 1,608 $ (730)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,494 $ — $ 1,494
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 122 — 122
Total Financial and Derivative Assets
1,616 — 1,616
Financial and Derivative Assets not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,614 $ — $ 1,614
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 15 $ 15 $ — $ —
Barclays
412 — 412 —
Citigroup
1,082 — 1,082 —
HSBC
16 16 — —
Royal Bank of Canada
18 18 — —
State Street
44 44 — —
Toronto Dominion Bank
13 13 — —
UBS
14 14 — —
Total
$ 1,614 $ 120 $ 1,494 $ —

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 982 $ — $ 982
Total Financial and Derivative Liabilities
982 — 982
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 980 $ — $ 980
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 180 $ 15 $ — $ 165
HSBC 180 16 — 164
Royal Bank of Canada 177 18 — 159
State Street 63 44 — 19
Toronto Dominion Bank 188 13 — 175
UBS 192 14 — 178
Total
$ 980 $ 120 $ — $ 860
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 318,394
Investments, at fair value(*)(>) ....................................................................................................................................................
333,835
Cash .............................................................................................................................................................................................. 11
Foreign currency holdings(^) ....................................................................................................................................................... 1,118
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 122
Receivables:
Dividends and interest ...................................................................................................................................................... 491
Dividends from affiliated funds ....................................................................................................................................... 57
Investments sold ............................................................................................................................................................... 2,835
Fund shares sold ............................................................................................................................................................... 41
Foreign capital gains taxes recoverable ........................................................................................................................... 1,007
From broker(a) ................................................................................................................................................................. 5,222
Variation margin on futures contracts .............................................................................................................................. 813
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
345,554
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 2,354
Fund shares redeemed ...................................................................................................................................................... 64
Accrued fees to affiliates .................................................................................................................................................. 260
Other accrued expenses .................................................................................................................................................... 130
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 982
Payable upon return of securities loaned ..................................................................................................................................... 1,566
Total liabilities ...........................................................................................................................................................
5,356
Net Assets ...............................................................................................................................................................
$ 340,198

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
Statement of Assets and Liabilities, continued — June 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 14,48 9
Shares of beneficial interest .........................................................................................................................................................
291
Additional paid-in capital ............................................................................................................................................................
325,4 18
Net Assets ...............................................................................................................................................................
$ 340,19 8
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 11.71
Net assets ............................................................................................................................................................................. $ 340,198,164
Shares outstanding ($.01 par value) ..................................................................................................................................... 29,064,126
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,128
(*)     Securities on loan included in investments $ 1,494
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 15,805
(a)     Receivable from Broker for Futures $ 5,222
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 63
Statement of Operations — For the Period Ended June 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 6,929
Dividends from affiliated funds ....................................................................................................................................... 282
Interest .............................................................................................................................................................................. 4
Securities lending income (net) ....................................................................................................................................... 18
Less foreign taxes withheld ............................................................................................................................................. (809)
Total investment income ..............................................................................................................................................................
6,424
Expenses
Advisory fees ................................................................................................................................................................... 1,500
Administrative fees .......................................................................................................................................................... 83
Custodian fees .................................................................................................................................................................. 76
Transfer agent fees ........................................................................................................................................................... 7
Professional fees .............................................................................................................................................................. 56
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 9
Expenses before reductions .............................................................................................................................................. 1,751
Expense reductions .......................................................................................................................................................... (33)
Net expenses ................................................................................................................................................................................
1,718
Net investment income (loss) .......................................................................................................................................................
4,706
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $33) ................................................................................................... 2,719
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 746
Foreign currency exchange contracts ............................................................................................................................... (678)
Foreign currency-related transactions .............................................................................................................................. 26
Net realized gain (loss) ................................................................................................................................................................
2,814
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for f oreign capital gains taxes of $30 ) ............................................................ 27,488
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,608
Foreign currency exchange contracts ............................................................................................................................... (730)
Foreign currency-related transactions .............................................................................................................................. (28)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 28,337
Net realized and unrealized gain (loss) ........................................................................................................................................ 31,151
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 35,857

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
64 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2023
(Unaudited)
Fiscal Year Ended
December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,706 $ 6,645
Net realized gain (loss) ....................................................................................................................... 2,814 (6,064)
Net change in unrealized appreciation (depreciation) ........................................................................ 28,337 (49,469)
Net increase (decrease) in net assets from operations .............................................................................. 35,857 (48,888)
Distributions
To shareholders ................................................................................................................................... (903) (6,345)
Net decrease in net assets from distributions ............................................................................................ (903) (6,345)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (15,440) (1,546)
Total Net Increase (Decrease) in Net Assets ........................................................................
19,514 (56,779)
Net Assets
Beginning of period .................................................................................................................................. 320,684 377,463
End of period .............................................................................................................................................
$ 340,198 $ 320,684
* Share transaction amounts (in thousands) for the periods ended June 30, 2023 and December 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 494 $ 5,609 1,306 $ 13,869
Proceeds from reinvestment of distributions 79 903 568 6,345
Payments for shares redeemed (1,948) (21,952) (1,987) (21,760)
Total increase (decrease)
(1,375) $ (15,440) (113) $ (1,546)

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
66 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2023(ƣ) 10.54 .16 1.04 1.20 (.03) —
December 31, 2022 12.35 .22 (1.82) (1.60) — (.21)
December 31, 2021 12.18 .23 1.27 1.50 (.33) (1.00)
December 31, 2020 11.72 .12 .47 .59 (.13) —
December 31, 2019 10.04 .22 1.76 1.98 (.30) —
December 31, 2018 13.12 .22 (2.11) (1.89) (.22) (.97)

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 67
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.03) 11.71 11.39 340,198 1.05 1.03 2.82 9
(.21) 10.54 (13.04) 320,684 1.05 1.03 2.04 33
(1.33) 12.35 12.66 377,463 1.04 1.03 1.78 32
(.13) 12.18 5.08 395,518 1.06 1.06 1.17 59
(.30) 11.72 19.72 397,106 1.06 1.06 2.03 72
(1.19) 10.04 (14.87) 357,596 1.08 1.08 1.76 65

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
68 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 20 2 3 with underlying f unds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 243,527
Administrative fees 13,837
Transfer agent fees 1,217
Trustee fees 925
$ 259,506
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,069 $ 65,342 $ 62,172 $ 1 $ (1) $ 14,239 $ 282 $ —
U.S. Cash Collateral Fund 479 20,522 19,435 — — 1,566 44 —
$ 11,548 $ 85,864 $ 81,607 $ 1 $ (1) $ 15,805 $ 326 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 320,971,356 $ 33,228,678 $ (20,415,618) $ 12,813,060

Russell Investment Funds
Strategic Bond Fund
Shareholder Expense Example — June 30, 2023 (Unaudited)
Strategic Bond Fund 69
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2023 to June 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2023 $ 1,007.40 $ 1,021.47
Expenses Paid During Period* $ 3.33 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period).

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 79.8%
Asset-Backed Securities - 3.1%
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 1,777 1,761
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 1,799 1,801
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 5,030 4,908
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 3,822 3,761
CIFC Funding, Ltd.
Series 2021-4A Class A1R
5.275% due 10/24/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 913 903
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 641 586
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,484 1,318
Dryden Senior Loan Fund
Series 2018-41A Class BR
6.560% due 04/15/31 (USD 3 Month
LIBOR + 1.300%)(Ê)(Þ) 340 328
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
6.320% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,147 1,126
Goldentree Loan Opportunities, Ltd.
Series 2018-9A Class BR2
6.899% due 10/29/29 (USD 3 Month
LIBOR + 1.600%)(Ê)(Þ) 260 258
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 926 710
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 850 679
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 450 433
MF1 LLC
Series 2022-FL9 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,993 3,976
OneSky Class A Loan Trust
Series A
3.875% due 07/15/29 2,727 2,471
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 357 337
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,443 1,341
26,697
Corporate Bonds and Notes - 23.4%
3M Co.
2.250% due 09/19/26 937 859
AbbVie, Inc.
3.600% due 05/14/25 60 58
Series WI
2.600% due 11/21/24 856 821
3.200% due 11/21/29 290 262
4.550% due 03/15/35 10 10
4.050% due 11/21/39 310 270
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 800 742
Series REGS
4.375% due 04/17/26 (Þ) 393 364
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 1,530 1,376
Series REGS
2.634% due 05/17/26 (Þ) 786 707
Agilent Technologies, Inc.
2.100% due 06/04/30 989 813
Air Lease Corp.
3.375% due 07/01/25 410 389
1.875% due 08/15/26 70 62
5.850% due 12/15/27 460 459
5.300% due 02/01/28 210 206
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 1,007 856
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 80 77
Alcoa Nederland Holding BV
5.500% due 12/15/27 (Þ) 400 387
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 210 159
3.000% due 05/18/51 150 92
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 849 806
Ally Financial, Inc.
8.000% due 11/01/31 554 572
Alphabet, Inc.
1.998% due 08/15/26 938 868
Altria Group, Inc.
4.400% due 02/14/26 112 110

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 02/14/29 40 39
2.450% due 02/04/32 430 335
10.200% due 02/06/39 22 30
3.400% due 02/04/41 370 258
5.375% due 01/31/44 643 605
3.875% due 09/16/46 70 49
Amazon.com, Inc.
2.100% due 05/12/31 250 210
3.600% due 04/13/32 120 112
3.950% due 04/13/52 210 183
Series WI
3.875% due 08/22/37 50 46
Amcor Flexibles NA, Inc.
4.000% due 05/17/25 884 854
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 650 713
5.500% due 04/20/26 (Þ) 160 159
7.250% due 02/15/28 (Þ) 220 219
American Airlines Pass-Through Trust
Series 2015-1 Class A
3.375% due 05/01/27 12 11
Series 2016-1 Class AA
3.575% due 01/15/28 48 45
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 146 139
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 80 66
American Tower Trust #1
5.490% due 03/15/28 (Þ) 1,408 1,409
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 190 157
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 54
Ameriprise Financial, Inc.
5.150% due 05/15/33 330 328
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 120 90
3.833% due 03/11/51 (Þ) 100 61
Amgen, Inc.
4.400% due 05/01/45 100 87
5.650% due 03/02/53 300 304
5.750% due 03/02/63 110 112
Series WI
4.663% due 06/15/51 50 45
Amphenol Corp.
2.050% due 03/01/25 924 872
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
7.875% due 05/15/26 (Þ) 110 112
Aon Corp.
8.205% due 01/01/27 172 175
Apache Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 12/15/29 30 31
4.750% due 04/15/43 80 59
4.250% due 01/15/44 60 40
Apple, Inc.
2.200% due 09/11/29 969 850
4.650% due 02/23/46 40 39
2.650% due 05/11/50 110 77
Ares Capital Corp.
3.250% due 07/15/25 914 845
AT&T, Inc.
1.700% due 03/25/26 948 864
3.800% due 02/15/27 150 143
6.950% due 01/15/28 450 459
4.300% due 02/15/30 70 66
4.500% due 05/15/35 150 138
4.350% due 06/15/45 26 22
Series WI
2.550% due 12/01/33 40 31
6.375% due 03/01/41 30 32
3.500% due 09/15/53 310 219
3.550% due 09/15/55 263 184
3.800% due 12/01/57 700 507
AutoZone, Inc.
3.625% due 04/15/25 887 856
Avery Dennison Corp.
2.650% due 04/30/30 973 818
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 170 166
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 70 69
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 200 192
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 118
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 290 240
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 270 216
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 520 433
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 550 517
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 500 383
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 220 168
Series GMTN
3.500% due 04/19/26 80 77
Series MTN
4.000% due 01/22/25 45 44
4.450% due 03/03/26 30 29
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 110 104

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
72 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 260 241
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 172
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 700 554
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 90 63
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 26
Bank of New York Mellon Corp. (The)
5.834% due 10/25/33 (SOFR +
2.074%)(Ê) 80 83
4.706% due 02/01/34 (SOFR +
1.512%)(Ê) 30 29
Becton Dickinson and Co.
4.685% due 12/15/44 8 7
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 699 682
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30 994 809
Berkshire Hathaway, Inc.
3.125% due 03/15/26 684 659
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 893 858
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 320 296
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/27 (Þ) 871 792
6.200% due 04/22/33 (Þ) 420 429
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
7.625% due 12/15/25 (Þ) 230 232
6.625% due 07/15/26 (Þ) 150 149
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 681
Boeing Co. (The)
4.875% due 05/01/25 220 217
2.196% due 02/04/26 330 303
3.100% due 05/01/26 20 19
2.700% due 02/01/27 40 37
2.800% due 03/01/27 30 27
3.200% due 03/01/29 120 107
5.150% due 05/01/30 250 248
3.250% due 02/01/35 160 130
5.705% due 05/01/40 90 90
3.750% due 02/01/50 430 323
3.950% due 08/01/59 190 140
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 90 81
BP Capital Markets America, Inc.
3.000% due 02/24/50 190 132
Brandywine Operating Partnership, LP
4.100% due 10/01/24 874 839
Bristol-Myers Squibb Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.350% due 11/13/40 150 105
Series WI
3.900% due 02/20/28 380 369
Broadcom, Inc.
1.950% due 02/15/28 (Þ) 948 820
3.187% due 11/15/36 (Þ) 290 219
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 100 91
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 30 25
Capital One Financial Corp.
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 1,013 780
5.817% due 02/01/34 (SOFR +
2.600%)(Ê) 140 134
Carrier Global Corp.
Series WI
2.242% due 02/15/25 867 820
3.577% due 04/05/50 40 30
Caterpillar Financial Services Corp.
3.250% due 12/01/24 883 857
CBRE Services, Inc.
2.500% due 04/01/31 1,007 810
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 8
Series WI
4.500% due 05/01/32 400 319
CDW LLC / CDW Finance Corp.
4.125% due 05/01/25 900 867
Centene Corp.
Series WI
4.250% due 12/15/27 80 75
4.625% due 12/15/29 150 138
3.375% due 02/15/30 1,024 880
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 130 130
4.500% due 04/01/44 190 170
5.300% due 04/01/53 10 10
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 845 809
Charles Schwab Corp. (The)
2.000% due 03/20/28 140 121
5.643% due 05/19/29 (SOFR +
2.210%)(Ê) 190 190
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 90 91
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 240 229
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 240 175

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 410 341
3.500% due 06/01/41 100 68
3.500% due 03/01/42 190 127
3.850% due 04/01/61 60 36
3.950% due 06/30/62 170 105
Series WI
3.750% due 02/15/28 300 275
6.384% due 10/23/35 20 19
6.484% due 10/23/45 639 601
6.834% due 10/23/55 20 19
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 80 66
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 550 536
Chevron Corp.
1.554% due 05/11/25 894 838
0.687% due 08/12/25 946 864
3.078% due 05/11/50 10 7
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 130 129
Cigna Corp.
2.400% due 03/15/30 40 34
3.200% due 03/15/40 90 69
Series WI
4.800% due 08/15/38 120 113
Cigna Group (The)
Series WI
4.375% due 10/15/28 400 387
Cimarex Energy Co.
4.375% due 03/15/29 130 110
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (CME Term
SOFR 3 Month + 1.715%)(Ê) 812 768
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 95
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 320 277
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 184
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 560 457
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 210 186
6.174% due 05/25/34 (SOFR +
2.661%)(Ê) 260 262
8.125% due 07/15/39 370 473
4.650% due 07/23/48 35 32
Series Y
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 230 185
Citizens Bank NA
Series BKNT
2.250% due 04/28/25 971 878
Clorox Co. (The)
1.800% due 05/15/30 220 180
CNH Industrial Capital LLC
3.950% due 05/23/25 844 817
Coca-Cola Co. (The)
3.450% due 03/25/30 906 855
1.375% due 03/15/31 90 72
4.125% due 03/25/40 50 46
2.500% due 06/01/40 10 8
Comcast Corp.
4.150% due 10/15/28 110 107
4.250% due 10/15/30 120 116
7.050% due 03/15/33 150 173
6.500% due 11/15/35 19 21
3.250% due 11/01/39 10 8
3.750% due 04/01/40 10 8
3.400% due 07/15/46 20 15
4.000% due 03/01/48 80 67
Series WI
2.887% due 11/01/51 304 204
2.937% due 11/01/56 30 20
2.987% due 11/01/63 117 74
Comerica, Inc.
Series BKNT
2.500% due 07/23/24 250 235
CommonSpirit Health
2.782% due 10/01/30 80 67
3.910% due 10/01/50 90 70
Commonwealth Edison Co.
6.450% due 01/15/38 120 133
Conagra Brands, Inc.
1.375% due 11/01/27 971 822
Constellation Brands, Inc.
4.750% due 11/15/24 836 824
Consumers Energy Co.
2.500% due 05/01/60 18 10
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 140 125
2.875% due 04/01/32 (Þ) 120 92
Series WI
4.375% due 01/15/28 260 244
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 160 151
4.375% due 03/15/29 330 308
Crown Castle International Corp.
3.200% due 09/01/24 855 829
CVS Health Corp.
3.625% due 04/01/27 40 38

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
74 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.300% due 03/25/28 101 97
3.250% due 08/15/29 70 63
3.750% due 04/01/30 110 101
5.250% due 01/30/31 260 259
2.125% due 09/15/31 120 96
4.780% due 03/25/38 260 240
4.125% due 04/01/40 40 34
5.050% due 03/25/48 125 115
DCP Midstream Operating, LP
3.250% due 02/15/32 200 169
6.450% due 11/03/36 (Þ) 50 51
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 65 76
Delta Air Lines, Inc.
7.375% due 01/15/26 210 219
3.750% due 10/28/29 30 27
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 208 204
4.750% due 10/20/28 (Þ) 320 311
Devon Energy Corp.
5.850% due 12/15/25 140 141
5.600% due 07/15/41 90 85
5.000% due 06/15/45 240 208
Series WI
5.250% due 10/15/27 19 19
5.875% due 06/15/28 153 152
4.500% due 01/15/30 220 207
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 899 861
Diamondback Energy, Inc.
3.500% due 12/01/29 280 252
4.400% due 03/24/51 210 166
Discover Bank
2.450% due 09/12/24 928 879
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 150 112
Series WI
5.875% due 11/15/24 80 70
7.750% due 07/01/26 10 6
Dollar General Corp.
4.150% due 11/01/25 821 797
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 72
DR Horton, Inc.
2.500% due 10/15/24 907 867
Duke Energy Carolinas LLC
4.950% due 01/15/33 180 179
6.100% due 06/01/37 190 199
4.000% due 09/30/42 100 83
Duke Energy Corp.
3.400% due 06/15/29 892 804
Duke Energy Indiana LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.400% due 04/01/53 70 71
Series YYY
3.250% due 10/01/49 80 57
Duke Energy Ohio, Inc.
5.250% due 04/01/33 130 131
Edison International
4.950% due 04/15/25 1,025 1,003
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 200 175
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 110 95
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 350 370
Elevance Health, Inc.
4.101% due 03/01/28 50 48
4.100% due 05/15/32 310 289
5.500% due 10/15/32 300 308
4.375% due 12/01/47 10 9
4.850% due 08/15/54 783 682
Eli Lilly & Co.
4.950% due 02/27/63 60 61
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 557
Endeavor Energy Resources, LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 40 39
Energy Transfer, LP
2.900% due 05/15/25 30 28
5.500% due 06/01/27 220 219
5.250% due 04/15/29 30 29
3.750% due 05/15/30 140 126
5.300% due 04/01/44 10 9
6.250% due 04/15/49 170 166
Series 10Y
4.950% due 06/15/28 40 39
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 110 84
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 450 401
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 790 670
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 70 64
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 260 252

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enstar Group, Ltd.
4.950% due 06/01/29 866 806
Enterprise Products Operating LLC
4.150% due 10/16/28 150 143
2.800% due 01/31/30 100 88
7.550% due 04/15/38 20 23
5.700% due 02/15/42 40 41
4.850% due 03/15/44 60 55
3.700% due 01/31/51 140 107
3.300% due 02/15/53 160 114
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 680 563
Series D
6.875% due 03/01/33 794 894
EOG Resources, Inc.
4.375% due 04/15/30 130 127
EPR Properties Co.
3.750% due 08/15/29 969 788
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 120 121
EQT Corp.
3.125% due 05/15/26 (Þ) 160 147
3.900% due 10/01/27 160 148
5.000% due 01/15/29 10 9
7.000% due 02/01/30 100 105
3.625% due 05/15/31 (Þ) 30 26
Equifax, Inc.
2.350% due 09/15/31 310 247
Equities Corp.
6.125% due 02/01/25 139 138
Extra Space Storage, LP
3.900% due 04/01/29 70 64
Exxon Mobil Corp.
2.992% due 03/19/25 859 828
3.482% due 03/19/30 120 113
4.227% due 03/19/40 70 65
4.114% due 03/01/46 40 35
4.327% due 03/19/50 10 9
3.452% due 04/15/51 30 23
F&G Annuities & Life, Inc.
7.400% due 01/13/28 (Þ) 862 861
Ferguson PLC
4.500% due 10/24/28 (Þ) 906 868
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 50 49
FirstEnergy Corp.
Series B
3.900% due 07/15/27 120 114
Series C
4.850% due 07/15/47 50 45
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 420 334
Florida Power & Light Co.
3.150% due 10/01/49 40 29
Ford Motor Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 03/06/26 700 704
3.250% due 02/12/32 120 94
4.750% due 01/15/43 40 31
Ford Motor Credit Co. LLC
3.664% due 09/08/24 200 193
2.300% due 02/10/25 600 561
2.700% due 08/10/26 200 179
4.950% due 05/28/27 200 189
Fox Corp.
Series WI
5.476% due 01/25/39 80 75
Freeport-McMoRan, Inc.
5.400% due 11/14/34 230 222
FS KKR Capital Corp.
3.400% due 01/15/26 921 838
General Dynamics Corp.
3.250% due 04/01/25 876 847
3.625% due 04/01/30 100 94
4.250% due 04/01/40 160 147
4.250% due 04/01/50 50 46
General Motors Co.
6.125% due 10/01/25 310 312
5.600% due 10/15/32 80 77
6.250% due 10/02/43 40 39
6.750% due 04/01/46 40 40
Genting New York LLC
3.300% due 02/15/26 (Þ) 640 570
Georgia Power Co.
3.250% due 03/30/27 858 796
Gilead Sciences, Inc.
5.650% due 12/01/41 50 53
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 653 639
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 860 790
Goldman Sachs Group, Inc. (The)
5.700% due 11/01/24 871 870
4.250% due 10/21/25 140 135
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 290 272
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 188
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 47
3.800% due 03/15/30 40 37
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 340 277
5.150% due 05/22/45 70 65
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 590 473
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 849
Halliburton Co.
4.850% due 11/15/35 60 56

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
76 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Harman International Industries, Inc.
4.150% due 05/15/25 879 853
Harris Corp.
4.400% due 06/15/28 859 826
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 730 691
HCA, Inc.
5.250% due 06/15/26 791 782
5.500% due 06/01/33 260 260
5.125% due 06/15/39 50 46
Hercules Capital, Inc.
3.375% due 01/20/27 966 837
Hershey Co. (The)
1.700% due 06/01/30 160 133
Home Depot, Inc. (The)
3.000% due 04/01/26 828 792
3.900% due 12/06/28 10 10
2.700% due 04/15/30 80 71
3.300% due 04/15/40 50 41
3.350% due 04/15/50 10 8
Host Hotels & Resorts, LP
Series F
4.500% due 02/01/26 814 789
HSBC Holdings PLC
7.200% due 07/15/97 457 502
Humana, Inc.
4.500% due 04/01/25 20 20
5.875% due 03/01/33 220 229
4.625% due 12/01/42 20 18
4.950% due 10/01/44 20 18
Huntington Bancshares, Inc.
Series WI
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 1,012 713
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 900 825
Huntsman International LLC
4.500% due 05/01/29 926 847
ILFC E-Capital Trust I
7.064% due 12/21/65 (~)(Ê)(Þ) 350 235
ILFC E-Capital Trust II
7.314% due 12/21/65 (~)(Ê)(Þ) 350 243
Intel Corp.
2.800% due 08/12/41 110 78
4.900% due 08/05/52 60 55
3.200% due 08/12/61 100 65
Series WI
3.734% due 12/08/47 10 8
Inter-American Development Bank
Series GMTN
5.320% due 02/04/25 (SOFR +
0.250%)(Ê) 1,230 1,232
Intercontinental Exchange, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 03/15/33 220 213
4.950% due 06/15/52 40 38
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 919 819
Invitation Homes, Inc.
2.300% due 11/15/28 971 825
4.150% due 04/15/32 310 278
Jabil Circuit, Inc.
5.450% due 02/01/29 140 139
Jackson National Life Global Funding
1.750% due 01/12/25 (Þ) 918 852
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 866 850
Jefferies Financial Group, Inc.
6.625% due 10/23/43 761 736
JetBlue Airways Corp.
Series 2019
2.750% due 05/15/32 745 633
John Deere Capital Corp.
3.450% due 03/13/25 889 864
JPMorgan Chase & Co.
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 40 38
8.750% due 09/01/30 280 340
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 101
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 330 283
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 340 271
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 80 66
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 500 477
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 80 69
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 120 87
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 190 167
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 26
Series 2019
3.266% due 11/01/49 30 22
Series 2021
2.810% due 06/01/41 80 59
3.002% due 06/01/51 20 14
Kellogg Co.
3.400% due 11/15/27 906 848
Kenvue , Inc.
4.900% due 03/22/33 (Þ) 210 212
5.050% due 03/22/53 (Þ) 110 112
5.200% due 03/22/63 (Þ) 60 61
Keurig Dr Pepper, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 11/15/25 833 797
Keysight Technologies, Inc.
3.000% due 10/30/29 921 807
Kimco Realty Corp.
2.250% due 12/01/31 310 241
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 54
5.500% due 03/01/44 150 137
Kinder Morgan, Inc.
4.300% due 06/01/25 90 88
5.550% due 06/01/45 80 74
5.050% due 02/15/46 30 26
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 9
KLA Corp.
4.650% due 07/15/32 130 130
4.950% due 07/15/52 20 20
Kraft Heinz Foods Co.
Series WI
3.875% due 05/15/27 906 870
Kroger Co. (The)
3.500% due 02/01/26 828 793
5.150% due 08/01/43 20 18
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 320 240
4.100% due 10/15/41 230 154
L3Harris Technologies, Inc.
2.900% due 12/15/29 240 208
Laboratory Corp. of America Holdings
3.250% due 09/01/24 886 858
Lam Research Corp.
1.900% due 06/15/30 140 117
Las Vegas Sands Corp.
3.200% due 08/08/24 750 726
2.900% due 06/25/25 900 846
Lennar Corp.
Series WI
5.000% due 06/15/27 10 10
Lennox International, Inc.
1.700% due 08/01/27 110 96
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 60 56
3.875% due 06/01/29 (Þ) 50 43
Lockheed Martin Corp.
1.850% due 06/15/30 70 58
3.900% due 06/15/32 100 94
4.500% due 05/15/36 10 10
4.150% due 06/15/53 70 62
4.300% due 06/15/62 80 71
Lowe's Cos., Inc.
4.500% due 04/15/30 50 49
1.700% due 10/15/30 90 72
2.800% due 09/15/41 90 64
3.000% due 10/15/50 190 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 3-RD
3.375% due 09/15/25 834 799
Marriott International, Inc.
Series EE
5.750% due 05/01/25 849 851
Mars, Inc.
2.375% due 07/16/40 (Þ) 240 165
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25 876 849
2.375% due 12/15/31 220 179
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 70 50
Mastercard , Inc.
3.850% due 03/26/50 60 52
McDonald's Corp.
3.800% due 04/01/28 50 48
4.700% due 12/09/35 716 695
Series MTN
3.500% due 07/01/27 60 57
3.600% due 07/01/30 70 65
4.450% due 03/01/47 40 36
4.450% due 09/01/48 80 72
3.625% due 09/01/49 10 8
4.200% due 04/01/50 160 138
McKesson Corp.
4.900% due 07/15/28 220 219
MDC Holdings, Inc.
2.500% due 01/15/31 160 126
6.000% due 01/15/43 50 45
Merck & Co., Inc.
2.350% due 06/24/40 40 29
Metropolitan Edison Co.
5.200% due 04/01/28 (Þ) 150 148
Metropolitan Life Global Funding I
5.150% due 03/28/33 (Þ) 300 297
Micron Technology, Inc.
2.703% due 04/15/32 140 110
5.875% due 02/09/33 150 149
Microsoft Corp.
3.450% due 08/08/36 80 73
2.921% due 03/17/52 96 71
MidAmerican Energy Co.
3.650% due 04/15/29 50 46
3.150% due 04/15/50 110 77
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 128 128
Molson Coors Beverage Co.
4.200% due 07/15/46 40 33
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 690 660
Mondelez International, Inc.
1.875% due 10/15/32 981 766

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
78 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 09/04/50 40 26
Morgan Stanley
4.754% due 04/21/26 500 493
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 66
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 63
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 220 234
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 420 319
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 130 123
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 120 118
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 240 182
Series GMTN
3.700% due 10/23/24 895 874
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 10
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 170 135
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 80 72
MPLX, LP
4.800% due 02/15/29 50 48
5.000% due 03/01/33 290 278
4.500% due 04/15/38 170 146
5.200% due 03/01/47 30 26
4.700% due 04/15/48 70 57
NBCUniversal Media LLC
4.450% due 01/15/43 7 6
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 882 835
Netflix, Inc.
5.875% due 11/15/28 838 865
New York Life Global Funding
4.550% due 01/28/33 (Þ) 120 116
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 150 115
Newell Brands, Inc.
4.000% due 12/01/24 170 163
NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/25 30 30
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 821
NextEra Energy Operating Partners, LP
4.250% due 07/15/24 (Þ) 60 59
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 590
Northrop Grumman Corp.
5.150% due 05/01/40 160 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.050% due 11/15/40 30 29
4.030% due 10/15/47 30 26
5.250% due 05/01/50 60 61
Northwest Pipeline LLC
7.125% due 12/01/25 250 255
Series WI
4.000% due 04/01/27 60 57
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 320 228
3.625% due 09/30/59 (Þ) 80 56
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 390 329
NVIDIA Corp.
3.500% due 04/01/40 30 26
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 988 852
Occidental Petroleum Corp.
6.950% due 07/01/24 5 5
5.550% due 03/15/26 140 138
3.400% due 04/15/26 70 65
7.950% due 06/15/39 50 57
4.100% due 02/15/47 20 14
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 90 90
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 898 834
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 80 56
Series WI
4.150% due 06/01/32 40 38
Oracle Corp.
2.875% due 03/25/31 50 43
6.250% due 11/09/32 370 393
4.300% due 07/08/34 648 588
4.000% due 07/15/46 220 169
6.900% due 11/09/52 150 168
5.550% due 02/06/53 350 339
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 872 822
2.565% due 02/15/30 60 52
Owl Rock Capital Corp.
4.250% due 01/15/26 939 869
Pacific Gas and Electric Co.
2.100% due 08/01/27 30 26
3.000% due 06/15/28 90 78
2.500% due 02/01/31 50 39
3.300% due 08/01/40 20 13
4.750% due 02/15/44 70 54
4.950% due 07/01/50 140 110
3.500% due 08/01/50 20 13
6.700% due 04/01/53 210 206
Series WI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 12/01/27 950 833
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 240 212
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 10 9
PayPal Holdings, Inc.
2.300% due 06/01/30 70 59
4.400% due 06/01/32 100 96
3.250% due 06/01/50 60 43
5.050% due 06/01/52 20 20
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 60 59
PepsiCo, Inc.
2.625% due 03/19/27 887 826
1.625% due 05/01/30 10 8
3.900% due 07/18/32 150 144
Pfizer, Inc.
4.450% due 05/19/28 60 59
4.650% due 05/19/30 130 128
4.750% due 05/19/33 110 110
2.550% due 05/28/40 60 44
5.110% due 05/19/43 430 431
5.300% due 05/19/53 230 239
5.340% due 05/19/63 50 51
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 120 117
Series A-4
5.212% due 12/01/47 30 30
Philip Morris International, Inc.
2.100% due 05/01/30 70 58
1.750% due 11/01/30 280 221
6.375% due 05/16/38 664 725
Physicians Realty Trust
4.300% due 03/15/27 838 789
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 100 99
Pioneer Natural Resources Co.
1.125% due 01/15/26 908 818
5.100% due 03/29/26 190 189
2.150% due 01/15/31 280 229
Plains All American Pipeline, LP
Series B
9.431% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 390 347
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 899 870
Series WI
6.700% due 05/15/36 10 10
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 130 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 250 249
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 250 224
Procter & Gamble Co. (The)
2.850% due 08/11/27 882 826
5.500% due 02/01/34 100 107
Progress Energy, Inc.
7.000% due 10/30/31 559 613
Prologis, LP
1.250% due 10/15/30 230 178
Prospect Capital Corp.
3.706% due 01/22/26 1,003 881
Prudential Financial, Inc.
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 20 20
Public Storage
0.875% due 02/15/26 972 871
Qorvo , Inc.
1.750% due 12/15/24 (Þ) 939 873
QUALCOMM, Inc.
4.500% due 05/20/52 50 45
Radian Group, Inc.
4.500% due 10/01/24 878 855
Range Resources Corp.
Series WI
4.875% due 05/15/25 340 333
Raytheon Technologies Corp.
3.125% due 05/04/27 916 858
4.625% due 11/16/48 130 121
5.375% due 02/27/53 140 145
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 1,668 1,670
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30 1,093 871
Regions Financial Corp.
2.250% due 05/18/25 946 875
Republic Services, Inc.
2.500% due 08/15/24 868 837
Roche Holdings, Inc.
3.000% due 11/10/25 (Þ) 842 804
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 100 88
Roper Technologies, Inc.
1.400% due 09/15/27 952 821
RPM International, Inc.
3.750% due 03/15/27 909 853
S&P Global, Inc.
1.250% due 08/15/30 40 31
3.250% due 12/01/49 20 15
Sabra Health Care, LP
3.900% due 10/15/29 921 750

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
80 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 78
Series VVV
1.700% due 10/01/30 240 192
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 860 845
SCE Recovery Funding LLC
Series A-1
4.697% due 06/15/40 220 214
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 953 770
Sherwin-Williams Co. (The)
3.450% due 06/01/27 861 812
Simon Property Group, LP
3.500% due 09/01/25 100 96
Southern California Edison Co.
2.250% due 06/01/30 150 125
3.650% due 02/01/50 110 82
Series C
4.125% due 03/01/48 130 105
Series G
2.500% due 06/01/31 120 100
Southern Co. (The)
Series 21-B
1.750% due 03/15/28 951 812
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 194
Southwest Airlines Co.
5.250% due 05/04/25 50 49
Southwestern Energy Co.
8.375% due 09/15/28 60 62
4.750% due 02/01/32 80 71
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
Series 144a
8.000% due 09/20/25 (Þ) 380 383
Spirit Realty Capital, Inc.
3.200% due 01/15/27 949 854
STORE Capital Corp.
4.500% due 03/15/28 938 819
Sun Communities, Inc.
2.700% due 07/15/31 1,087 859
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 86
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 70 67
Targa Resources Corp.
5.200% due 07/01/27 230 226
4.200% due 02/01/33 150 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.875% due 01/15/29 210 214
5.500% due 03/01/30 30 29
4.875% due 02/01/31 220 203
4.000% due 01/15/32 390 337
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 510 482
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 140 127
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 430 367
7.625% due 04/01/37 608 690
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 790
Texas Instruments, Inc.
2.250% due 09/04/29 90 79
3.650% due 08/16/32 170 158
3.875% due 03/15/39 80 72
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 100 110
Time Warner Cable LLC
6.550% due 05/01/37 90 86
7.300% due 07/01/38 180 183
6.750% due 06/15/39 20 19
5.500% due 09/01/41 666 554
T-Mobile USA, Inc.
2.625% due 02/15/29 60 52
2.875% due 02/15/31 70 59
Series WI
3.875% due 04/15/30 300 276
2.550% due 02/15/31 824 685
2.700% due 03/15/32 230 190
3.000% due 02/15/41 100 73
3.300% due 02/15/51 120 84
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 260 222
Series WI
3.250% due 05/15/30 50 44
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 90 90
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 240 240
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 552 631
Union Pacific Corp.
6.625% due 02/01/29 607 659
3.750% due 02/05/70 40 30
Series WI
2.891% due 04/06/36 110 88
3.839% due 03/20/60 140 111

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Airlines Pass-Through Trust
5.800% due 01/15/36 500 510
Series 2020-1 Class B
4.875% due 01/15/26 199 190
Series AA
2.700% due 05/01/32 583 488
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 30 27
Series 144a
4.375% due 04/15/26 (Þ) 400 380
United Parcel Service, Inc.
3.900% due 04/01/25 817 799
UnitedHealth Group, Inc.
3.850% due 06/15/28 70 67
2.000% due 05/15/30 100 84
5.350% due 02/15/33 590 613
4.625% due 07/15/35 100 98
5.700% due 10/15/40 60 63
4.750% due 05/15/52 80 76
5.875% due 02/15/53 60 67
Unum Group
5.750% due 08/15/42 796 732
US Airways Pass-Through Trust
Class A
4.625% due 06/03/25 73 69
3.950% due 11/15/25 210 195
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 170 170
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 160 161
Verizon Communications, Inc.
2.100% due 03/22/28 1,000 878
3.875% due 02/08/29 120 113
7.750% due 12/01/30 100 116
4.500% due 08/10/33 470 444
5.250% due 03/16/37 60 59
2.650% due 11/20/40 90 63
4.125% due 08/15/46 60 49
5.500% due 03/16/47 10 10
4.000% due 03/22/50 40 32
2.875% due 11/20/50 120 78
Series WI
4.329% due 09/21/28 53 51
2.987% due 10/30/56 60 38
VICI Properties, LP / VICI Note Co.,
Inc.
4.625% due 06/15/25 (Þ) 879 849
Visa, Inc.
2.050% due 04/15/30 60 51
2.700% due 04/15/40 70 54
Vontier Corp.
Series WI
1.800% due 04/01/26 170 151
2.400% due 04/01/28 350 291
Vornado Realty Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 01/15/25 912 859
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 757
Walmart, Inc.
1.050% due 09/17/26 970 866
1.800% due 09/22/31 80 66
2.650% due 09/22/51 90 64
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 827 809
6.650% due 11/15/37 40 46
5.400% due 10/01/43 30 31
WarnerMedia Holdings, Inc.
Series WI
4.279% due 03/15/32 110 98
5.050% due 03/15/42 450 379
5.141% due 03/15/52 220 179
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 80 76
3.000% due 04/22/26 140 132
3.000% due 10/23/26 260 241
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 371 369
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 170 125
5.375% due 11/02/43 130 122
4.650% due 11/04/44 10 8
4.750% due 12/07/46 90 77
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 310 289
4.611% due 04/25/53 (SOFR +
2.130%)(Ê) 250 219
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 210 207
Welltower , Inc.
3.850% due 06/15/32 80 70
Western Midstream Operating, LP
3.100% due 02/01/25 480 459
4.650% due 07/01/26 130 125
4.500% due 03/01/28 50 47
4.050% due 02/01/30 300 269
6.150% due 04/01/33 200 202
5.450% due 04/01/44 110 93
5.500% due 08/15/48 40 33
5.250% due 02/01/50 60 49
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 963 900
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 57
7.750% due 06/15/31 130 144

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.800% due 11/15/43 35 34
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.
5.500% due 03/01/25 (Þ) 80 79
Zions Bancorp NA
3.250% due 10/29/29 953 699
201,677
International Debt - 15.6%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 861 830
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/30/32 150 123
3.400% due 10/29/33 150 120
3.850% due 10/29/41 330 251
Agence Francaise de Developpement
EPIC
Series EMTN
6.090% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 1,200 1,210
AIB Group PLC
7.583% due 10/14/26 (SOFR +
3.456%)(Ê)(Þ) 831 844
Alibaba Group Holding, Ltd.
3.150% due 02/09/51 290 188
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 652
Anglo American Capital PLC
4.500% due 03/15/28 (Þ) 360 343
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 50 48
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 310 327
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 1,029 1,010
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,050 2,995
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,638 2,602
ArcelorMittal SA
6.550% due 11/29/27 150 154
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 11
0.750% due 07/09/30 (~)(Ê) 278 92
4.875% due 07/09/41 (~)(Ê) 160 51
AstraZeneca PLC
0.700% due 04/08/26 959 857
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 20 19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 02/15/25 (Þ) 150 139
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 877 807
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 240 224
Banco Santander Chile
2.700% due 01/10/25 (Þ) 914 874
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 810 801
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 400 374
Bancolombia SA
3.000% due 01/29/25 991 941
Bank of Montreal
3.700% due 06/07/25 821 793
Bank of Nova Scotia (The)
1.300% due 06/11/25 881 810
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 30 26
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 208
Barrick NA Finance LLC
5.700% due 05/30/41 130 132
BAT Capital Corp.
2.259% due 03/25/28 1,024 878
3.734% due 09/25/40 110 78
Series WI
3.557% due 08/15/27 325 299
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 703
Bellemeade Re, Ltd.
2.859% due 10/25/28 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 1,607 1,614
9.695% due 10/25/30 (USD 1 Month
LIBOR + 4.850%)(Ê)(Þ) 1,094 1,142
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,690 1,694
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 276 278
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,138 1,132
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,759 1,737

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,326
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 877 853
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 350 324
4.625% due 03/13/27 (Þ) 722 691
4.400% due 08/14/28 (Þ) 200 189
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 330 323
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 270 225
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 650 629
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 206
Bristol Park CLO LTD
Series 2020-1A Class BR
6.710% due 04/15/29 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 250 244
British Telecommunications PLC
9.625% due 12/15/30 70 86
Brookfield Finance LLC
3.450% due 04/15/50 827 547
Brookfield Finance, Inc.
4.350% due 04/15/30 847 781
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 642
Canadian Pacific Railway Co.
3.100% due 12/02/51 80 57
6.125% due 09/15/15 656 677
Chile Government International Bond
2.550% due 07/27/33 200 163
CI Financial Corp.
3.200% due 12/17/30 1,642 1,231
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 158
Cooperatieve Rabobank UA
4.375% due 08/04/25 400 386
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 360 313
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 950 933
Credit Agricole SA
4.375% due 03/17/25 (Þ) 734 707
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 928 854
5.589% due 07/05/26 (Þ) 250 250
5.514% due 07/05/33 (Þ) 250 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 600 601
Credit Suisse Group AG
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 650 666
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 250 300
CRH America, Inc.
3.875% due 05/18/25 (Þ) 894 861
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 60 57
4.050% due 04/27/29 (Þ) 120 114
4.250% due 04/27/32 (Þ) 100 95
DAE Funding LLC
1.550% due 08/01/24 (Þ) 220 209
Daimler Trucks Finance NA LLC
1.625% due 12/13/24 (Þ) 876 825
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 200 195
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 1,205 1,124
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 970 968
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 200 174
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 700 653
Delhaize America, Inc.
9.000% due 04/15/31 154 183
Deutsche Bank AG
4.500% due 04/01/25 871 827
3.547% due 09/18/31 (SOFR +
3.043%)(Ê) 1,010 839
7.079% due 02/10/34 (SOFR +
3.650%)(Ê) 200 185
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 50 60
DNB Bank ASA
5.896% due 10/09/26 (SOFR +
1.950%)(Ê)(Þ) 864 856
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 739
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,515 1,522

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,044
Ecopetrol SA
4.625% due 11/02/31 130 100
5.875% due 05/28/45 80 55
5.875% due 11/02/51 70 46
El Puerto de Liverpool SAB de CV
3.950% due 10/02/24 (Þ) 878 855
Electricite de France SA
3.625% due 10/13/25 (Þ) 886 851
Enbridge, Inc.
3.700% due 07/15/27 687 649
Enel Finance International NV
6.800% due 10/14/25 (Þ) 340 346
3.500% due 04/06/28 (Þ) 706 646
Eurosail PLC
Series 2006-2A Class B1B
5.009% due 12/15/44 (USD 3 Month
LIBOR + 0.240%)(Ê)(Þ) 1,005 989
Export-Import Bank of Korea (The)
4.875% due 01/11/26 1,160 1,146
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 780
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 310 310
6.875% due 10/15/27 (Þ) 200 195
8.625% due 06/01/31 (Þ) 200 205
Fresenius Medical Care AG & Co.
KGaA
1.875% due 12/01/26 (Þ) 1,021 881
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 195
Garda World Security Corp. 2021 Term
Loan B
9.109% due 10/30/26 (USD 3 Month
LIBOR + 4.250%)(Ê) 69 68
GE Capital European Funding Unltd .
Co.
6.025% due 03/01/38 EUR 40 53
GFL Environmental, Inc. Term Loan
7.806% due 05/31/27 (USD 1 Month
LIBOR + 3.000%)(Ê) 8 8
Glencore Funding LLC
1.625% due 09/01/25 (Þ) 140 129
4.000% due 03/27/27 (Þ) 130 124
3.875% due 10/27/27 (Þ) 140 131
5.400% due 05/08/28 (Þ) 160 158
Grifols Worldwide Operations USA,
Inc. Term Loan B
6.840% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 178 175
Hana Bank
4.375% due 09/30/24 (Þ) 874 852
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,218 2,141
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 502 463
Home RE, Ltd.
Series 2020-1 Class M2
7.509% due 10/25/30 (USD 1 Month
LIBOR + 5.250%)(Ê)(Þ) 2,626 2,662
Series 2021-1 Class M1C
2.423% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 3,204 3,205
HSBC Holdings PLC
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 400 370
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 384
6.161% due 03/09/29 (SOFR +
1.970%)(Ê) 200 202
7.625% due 05/17/32 669 712
6.254% due 03/09/34 (SOFR +
2.390%)(Ê) 670 687
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 782 747
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 812
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 938 842
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 1,235 1,246
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 200 132
7.778% due 06/20/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 3.900%)(Ê)(Þ) 230 229
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 510 494
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(ƒ)(Þ) 913 886
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 200 191
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 804 798
Lloyds Banking Group PLC
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)
(ƒ) 200 187

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 280 256
Series WI
4.582% due 12/10/25 827 792
Macquarie Bank, Ltd.
6.207% due 11/22/24 (Þ) 845 844
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,905 1,885
Magnetite XV, Ltd.
Series 2018-15A Class AR
3.793% due 07/25/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 529 524
Magnetite Xxxiii, Ltd.
Series 2022-33A Class A
6.549% due 07/20/35 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 3,893 3,832
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 100 102
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 198
MercadoLibre , Inc.
2.375% due 01/14/26 200 181
Mexico Government International Bond
3.500% due 02/12/34 240 201
4.350% due 01/15/47 410 327
NatWest Group PLC
5.847% due 03/02/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê) 490 485
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 863 846
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 188
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 926 850
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
6.180% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,343 1,331
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 206
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 750 698
Nokia OYJ
4.375% due 06/12/27 910 857
Nomura Holdings, Inc.
1.851% due 07/16/25 891 815
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novartis Capital Corp.
1.750% due 02/14/25 907 860
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 200 165
Nutrien , Ltd.
3.000% due 04/01/25 535 509
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 750 750
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,309 1,311
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 788 785
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,500
OCP SA
3.750% due 06/23/31 (Þ) 200 165
Panama Government International Bond
2.252% due 09/29/32 260 198
Peruvian Government International
Bond
2.783% due 01/23/31 130 111
Petrobras Global Finance BV
6.900% due 03/19/49 150 138
5.500% due 06/10/51 40 31
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 129
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 715 706
Prosus NV
4.027% due 08/03/50 (Þ) 909 571
Provincia de Buenos Aires
6.375% due 09/01/37 (~)(Ê)(Þ) 475 180
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 167 125
7.450% due 06/01/27 (~)(Ê)(Þ) 230 156
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 1,380 1,378
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 615 613
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 863 841
2.875% due 01/12/32 (Þ) 480 400

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RenaissanceRe Holdings, Ltd.
5.750% due 06/05/33 220 215
Reynolds American, Inc.
5.850% due 08/15/45 70 62
Royal Bank of Canada
Series GMTN
0.750% due 10/07/24 932 875
Sands China, Ltd.
Series WI
5.125% due 08/08/25 400 390
Santander UK Group Holdings PLC
6.833% due 11/21/26 (SOFR +
2.749%)(Ê) 250 251
Class N
4.750% due 09/15/25 (Þ) 701 674
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 250 244
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 908 829
Scottish Power, Ltd.
5.810% due 03/15/25 833 836
Serbia International Bond
6.250% due 05/26/28 (Þ) 477 475
Shell International Finance BV
4.375% due 05/11/45 110 99
4.000% due 05/10/46 50 42
3.250% due 04/06/50 20 15
Sociedad Quimica y Minera de Chile
SA
3.500% due 09/10/51 (Þ) 270 191
Societe Generale SA
4.750% due 11/24/25 (Þ) 878 836
7.367% due 01/10/53 (Þ) 200 195
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 854 819
Southern Copper Corp.
3.875% due 04/23/25 832 809
6.750% due 04/16/40 10 11
5.250% due 11/08/42 60 57
Suncor Energy, Inc.
7.150% due 02/01/32 769 829
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 160
Teck Resources, Ltd.
6.250% due 07/15/41 20 20
5.400% due 02/01/43 60 54
Series WI
3.900% due 07/15/30 280 255
Telefonica Emisiones SA
5.213% due 03/08/47 150 130
Tesco PLC
6.150% due 11/15/37 (Þ) 623 618
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 320 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thomson Reuters Corp.
3.350% due 05/15/26 893 850
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 203
TotalEnergies Capital International SA
2.434% due 01/10/25 901 864
TransAlta Corp.
6.500% due 03/15/40 30 29
TSMC Arizona Corp.
3.875% due 04/22/27 880 847
2.500% due 10/25/31 200 168
3.125% due 10/25/41 220 176
TSMC Global, Ltd.
1.000% due 09/28/27 (Þ) 976 827
UBS Group AG
1.364% due 01/30/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê)(Þ) 984 862
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 200 139
4.500% due 06/26/48 (Þ) 200 181
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 260 251
UPM- Kymmene OYJ
7.450% due 11/26/27 (Þ) 699 735
Vale Overseas, Ltd.
8.250% due 01/17/34 636 740
Var Energi ASA
7.500% due 01/15/28 (Þ) 840 863
Vodafone Group PLC
6.150% due 02/27/37 50 52
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 1,283 1,212
2.875% due 01/15/27 (Þ) 982 846
4.750% due 09/17/44 (Þ) 200 140
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 100 77
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 100 77
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 600 585
Yamana Gold, Inc.
2.630% due 08/15/31 30 23
Series WI
4.625% due 12/15/27 310 292
Yara International ASA
3.800% due 06/06/26 (Þ) 924 868

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 1,270 1,238
134,354
Loan Agreements - 0.1%
Alterra Mountain Co. 2021 Term Loan
B2
8.340% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 65 65
Eyecare Partners LLC 2020 Term Loan
8.590% due 02/20/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 97 71
Focus Financial Partners LLC Term
Loan B
8.057% due 06/30/28 (USD 1 Month
LIBOR + 3.250%)(Ê) 144 143
Genesee & Wyoming, Inc. New Term
Loan
6.998% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 76 76
Harbor Freight Tools USA, Inc. 2021
Term Loan B
7.590% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 68 67
Nexstar Broadcasting, Inc. Term Loan
B4
7.340% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 210 210
Phoenix Guarantor, Inc. Term Loan B
8.090% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 119 117
Prime Security Services Borrower LLC
2021 Term Loan
7.517% due 09/23/26 (USD 3 Month
LIBOR + 2.750%)(Ê) 105 105
Quikrete Holdings, Inc. 2021 Term
Loan B1
7.840% due 06/11/28 (USD 1 Month
LIBOR + 3.000%)(Ê) 59 59
United Airlines, Inc. 2021 Term Loan B
8.568% due 04/21/28 (USD 3 Month
LIBOR + 3.750%)(Ê) 54 54
Verscend Holding Corp. 2021 Term
Loan B
8.840% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 98 97
1,064
Mortgage-Backed Securities - 17.6%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 232 150
Banc of America Funding Trust
Series 2006-6 Class 2A1
6.000% due 08/25/36 388 309
BX Commercial Mortgage Trust
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,674 2,553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BX Trust
Series 2019-XL Class E
3.800% due 10/15/36 (CME Term
SOFR 1 Month + 1.914%)(Ê)(Þ) 1,201 1,184
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 951
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,643
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,224
CORE Mortgage Trust
Series 2019 Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,151
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class A
1.165% due 05/15/36 (USD 1 Month
LIBOR + 0.980%)(Ê)(Þ) 2,479 2,466
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,279 1,252
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 709
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 222 196
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 926 888
Fannie Mae
2.600% due 2031 375 330
6.000% due 2032 8 8
5.000% due 2033 3 3
5.500% due 2034 7 6
4.500% due 2035 169 171
5.500% due 2037 50 52
5.500% due 2038 212 218
6.000% due 2039 18 19
4.000% due 2040 135 130
5.500% due 2040 247 250
6.000% due 2040 55 57
4.000% due 2041 204 197
6.000% due 2041 88 91
3.500% due 2043 446 415
4.000% due 2044 451 436
3.500% due 2045 503 469
3.000% due 2046 77 69
3.500% due 2046 109 102

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2046 537 513
4.500% due 2046 186 183
3.000% due 2047 306 275
3.500% due 2047 240 223
4.000% due 2047 44 42
4.500% due 2048 619 607
5.000% due 2048 125 124
3.000% due 2049 3,429 3,055
4.000% due 2049 588 563
5.000% due 2049 277 276
2.500% due 2050 6,345 5,424
3.000% due 2050 6,537 5,812
2.000% due 2051 12,124 9,926
2.500% due 2051 501 428
4.000% due 2052 5,342 5,016
5.500% due 2053 4,838 4,821
30 Year TBA(Ï)
5.000% 5,237 5,131
5.500% 12,500 12,439
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 95 96
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 3 3
Series 2004-W5 Class A1
6.000% due 02/25/47 92 92
Series 2005-24 Class ZE
5.000% due 04/25/35 83 82
Freddie Mac
5.500% due 2038 159 163
6.000% due 2038 40 42
5.000% due 2040 78 79
4.000% due 2041 582 564
4.500% due 2041 80 79
5.500% due 2041 90 93
3.500% due 2043 303 284
4.000% due 2044 200 192
3.500% due 2045 416 387
4.000% due 2045 199 190
3.000% due 2046 1,446 1,302
4.000% due 2046 96 91
3.000% due 2047 509 456
3.000% due 2048 79 70
4.000% due 2048 561 537
4.500% due 2048 144 141
3.000% due 2049 176 157
2.500% due 2050 1,592 1,367
3.000% due 2050 2,687 2,391
2.000% due 2051 2,084 1,712
2.500% due 2051 74 64
4.000% due 2052 6,432 6,041
5.500% due 2053 5,065 5,041
Freddie Mac REMICS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2003-2624 Class QH
5.000% due 06/15/33 29 29
Series 2006-R007 Class ZA
6.000% due 05/15/36 98 100
Series 2010-3632 Class PK
5.000% due 02/15/40 45 44
Series 2010-3653 Class B
4.500% due 04/15/30 79 77
Series 2012-4010 Class KM
3.000% due 01/15/42 35 32
Ginnie Mae II
2.500% due 2052 6,973 6,038
6.000% due 2053 5,000 5,038
30 Year TBA(Ï)
5.500% 13,340 13,277
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 585
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 88 79
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 142 124
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,608 3,217
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,667 3,263
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 3,113 2,769
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 789 676
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,906 2,468
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,327 1,132
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,950 2,515
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,393 1,211
Series 2023-2 Class A4B
5.500% due 07/25/53 (~)(Ê)(Þ) 1,941 1,893
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 5,002 4,909
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,091
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 113
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 19

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 367 351
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 742 692
Series 2021-7 Class A1
1.867% due 08/25/26 (~)(Ê)(Þ) 688 627
Series 2021-9 Class A1
2.363% due 10/25/26 (~)(Ê)(Þ) 582 541
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 64 57
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,055 1,820
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 352 293
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 952 806
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 93 86
151,245
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 95
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 110
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 140 133
3.006% due 05/15/50 220 154
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 12
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 300 301
805
Non-US Bonds - 5.3%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 3,500 3,081
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 (Þ) EUR 1,132 897
EMF-UK PLC
Series 2014-1X Class A1A
1.173% due 03/13/46 (GBP 3 Month
LIBOR + 0.980%)(Ê)(Þ) GBP 501 619
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê)(Þ) GBP 372 460
Eurosail -UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 526 659
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA  +
0.650%)(Ê)(Þ) GBP 1,792 2,257
Finsbury Square PLC
5.737% due 12/16/71 (Þ) GBP 1,065 1,343
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 7,466,000 502
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 11,660 663
Mexico Government International Bond
2.125% due 10/25/51 EUR 2,228 1,383
4.000% due 03/15/15 EUR 1,011 810
Newgate Funding PLC
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê)(Þ) EUR 2,050 2,126
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA  +
0.359%)(Ê)(Þ) GBP 1,217 1,504
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA  +
0.359%)(Ê)(Þ) GBP 737 909
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA  +
1.500%)(Ê)(Þ) GBP 1,898 2,384
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 48,670 2,436
Series REGS
7.190% due 09/12/24 (Þ) MXN 55,822 2,993
Primrose Residential DAC
Series 2021-1 Class A
4.189% due 03/24/61 (1 Month
EURIBOR + 0.750%)(Ê)(Þ) EUR 1,031 1,116
Republic of Chile Government
International Bond
4.125% due 07/05/34 EUR 800 865
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 50,736 2,060
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.050% due 06/12/44 (SONIA  +
0.269%)(Ê)(Þ) GBP 311 378
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA  +
0.269%)(Ê)(Þ) GBP 374 454
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê)(Þ) GBP 679 828
Romania Government International
Bond
Series REGS
2.750% due 02/26/26 (Þ) EUR 1,718 1,779
2.875% due 05/26/28 (Þ) EUR 318 311
2.500% due 02/08/30 (Þ) EUR 80 72
3.624% due 05/26/30 (Þ) EUR 52 50
1.750% due 07/13/30 (Þ) EUR 627 520
2.124% due 07/16/31 (Þ) EUR 1,114 920
3.875% due 10/29/35 (Þ) EUR 166 143
3.375% due 02/08/38 (Þ) EUR 137 107
2.625% due 12/02/40 (Þ) EUR 1,251 828
2.750% due 04/14/41 (Þ) EUR 1,124 751
2.875% due 04/13/42 (Þ) EUR 1,166 779
4.625% due 04/03/49 (Þ) EUR 293 247
3.375% due 01/28/50 (Þ) EUR 223 152
Shamrock Residential
Series 2021-1 Class A
3.985% due 12/24/59 (1 Month
EURIBOR + 0.850%)(Ê)(Þ) EUR 632 688
Stanlington No. 2 PLC
Series 2022-2 Class A
4.514% due 06/12/45 (SONIA  +
0.950%)(Ê)(Þ) GBP 955 1,205
Stratton Mortgage Funding PLC
Series 2021-3 Class A
1.452% due 12/12/43 (SONIA  +
0.700%)(Ê)(Þ) GBP 445 562
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA  +
1.500%)(Ê)(Þ) GBP 470 566
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.254% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 599
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê)
(Þ) GBP 885 1,109
Series 2019-GR4A Class A1
1.111% due 10/20/51 (GBP 3 Month
LIBOR + 1.025%)(Ê)(Þ) GBP 1,510 1,919
Towd Point Mortgage Trust
Series 2021-GR4X Class A2R
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.244% due 10/20/51 (SONIA  +
0.670%)(Ê)(Þ) GBP 798 1,004
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(Þ) GBP 642 808
45,846
United States Government Treasuries - 14.6%
United States Treasury Notes
1.250% due 08/31/24 3,165 3,019
2.000% due 02/15/25 11,483 10,930
5.180% due 04/30/25 2,121 1,951
2.125% due 05/15/25 3,050 2,897
4.250% due 05/31/25 40 39
0.250% due 06/30/25 2,091 1,910
2.000% due 08/15/25 3,558 3,357
0.250% due 09/30/25 1,651 1,495
3.000% due 10/31/25 2,550 2,453
2.250% due 11/15/25 3,205 3,028
1.625% due 02/15/26 2,923 2,709
2.250% due 03/31/26 2,500 2,352
1.625% due 05/15/26 2,670 2,464
1.500% due 08/15/26 6,105 5,580
2.375% due 05/15/27 2,725 2,537
0.500% due 05/31/27 5,065 4,379
5.070% due 07/31/27 1,597 1,366
5.070% due 08/31/27 3,345 2,870
0.750% due 01/31/28 2,862 2,455
2.750% due 02/15/28 4,037 3,794
1.250% due 03/31/28 5,140 4,499
2.875% due 05/15/28 1,799 1,697
2.875% due 08/15/28 2,985 2,812
3.125% due 11/15/28 2,972 2,831
5.250% due 11/15/28 4,210 4,426
2.375% due 05/15/29 2,300 2,097
1.750% due 11/15/29 3,232 2,834
0.625% due 08/15/30 7,767 6,188
0.875% due 11/15/30 5,407 4,375
5.140% due 02/15/32 4,197 3,595
2.750% due 08/15/32 3,380 3,099
3.375% due 05/15/33 80 77
1.125% due 05/15/40 2,545 1,650
1.125% due 08/15/40 2,602 1,673
1.375% due 11/15/40 2,454 1,642
2.750% due 11/15/42 1,195 983
2.875% due 05/15/43 1,300 1,087
3.875% due 05/15/43 20 20
3.625% due 02/15/44 1,709 1,601
3.125% due 08/15/44 1,250 1,082
2.875% due 08/15/45 1,195 986
3.000% due 05/15/47 1,249 1,052
2.750% due 11/15/47 1,760 1,416
3.000% due 02/15/48 1,559 1,314
3.125% due 05/15/48 1,603 1,383
3.375% due 11/15/48 1,739 1,572
2.875% due 05/15/49 1,900 1,570

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 11/15/49 2,232 1,667
1.250% due 05/15/50 4,315 2,426
2.375% due 05/15/51 1,399 1,040
2.000% due 08/15/51 700 477
4.000% due 11/15/52 1,350 1,387
126,143
Total Long-Term Investments
(cost $747,921) 687,831
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
1,760
—
Total Common Stocks
(cost $44) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp.
6.200% due 12/15/27(¢) 6,942 133
Lincoln National Corp.
9.000% due 12/01/27(¢) 675 18
Prudential Financial, Inc.
5.950% due 09/01/62 950 24
175
Total Preferred Stocks
(cost $214) 175
Short-Term Investments - 21.1%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.500% due 09/15/23 150 149
3.150% due 02/15/24 460 451
Africa Finance Corp.
Series REGS
3.875% due 04/13/24 (Þ) 900 878
Air Canada Class A Pass-Through Trust
5.000% due 12/15/23 (Þ) 163 162
Air Lease Corp.
Series MTN
0.700% due 02/15/24 460 446
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 200 193
BPCE SA
5.700% due 10/22/23 (Þ) 430 428
Comerica, Inc.
3.700% due 07/31/23 460 458
Credit Suisse AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 08/08/23 (Þ) 410 407
Credit Suisse Group AG
Series FXD
0.520% due 08/09/23 1,110 1,101
Danske Bank A/S
3.875% due 09/12/23 (Þ) 200 199
DISH Network Corp.
2.375% due 03/15/24 450 399
Energy Transfer, LP
7.600% due 02/01/24 50 50
4.500% due 04/15/24 290 287
Enterprise Products Operating LLC
3.900% due 02/15/24 30 30
European Union Bills
Series 6M
3.030% due 08/04/23 EUR 7,100 7,726
Federal Home Loan Bank Discount
Notes
4.288% due 07/21/23 (ž)(ç) 200 200
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 490 484
4.625% due 04/29/24 (Þ) 40 40
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 810 785
Japan 5 Year Government International
Bond
Series 137
0.100% due 09/20/23 JPY 1,677,450 11,631
Japan 10 Year Government International
Bond
Series 330
0.800% due 09/20/23 JPY 310,000 2,153
Series 331
0.600% due 09/20/23 JPY 472,300 3,278
National General Holdings Corp.
Series 0000
6.750% due 05/15/24 (Þ) 610 610
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 1,130 1,122
1.050% due 03/08/24 (Þ) 180 173
Pacific Gas and Electric Co.
4.250% due 08/01/23 (ç) 140 140
Senior Housing Properties Trust
4.750% due 05/01/24 120 112
Sprint Corp.
Series WI
7.125% due 06/15/24 520 525
U.S. Cash Management Fund(@) 74,344,764(∞) 74,322
United States Treasury Notes
4.809% due 10/31/23 28,200 27,757

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.660% due 02/15/24 28,500 28,032
5.197% due 03/15/24 740 714
5.084% due 04/15/24 740 711
5.240% due 05/15/24 3,280 3,136
3.437% due 05/31/24 12,410 12,030
WarnerMedia Holdings, Inc.
Series WI
3.428% due 03/15/24 260 255
Total Short-Term Investments
(cost $182,961) 181,574
Total Investments - 100.9%
(identified cost $931,140) 869,580
Other Assets and Liabilities,
Net - (0.9)%
(7,507)
Net Assets - 100.0%
862,073

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
27.8%
ABN AMRO Bank NV 02/04/22 861,000 104.07 896
830
Africa Finance Corp. 11/02/21 393,000 102.94 405
364
Africa Finance Corp. 09/13/22 800,000 96.37 771
742
Africa Finance Corp. 09/13/22 900,000 98.74 889
878
African Export-Import Bank (The) 05/10/21 1,530,000 100.00 1,530
1,376
African Export-Import Bank (The) 05/13/21 786,000 96.07 755
707
Agence Francaise de Developpement EPIC 09/13/22 1,200,000 101.06 1,213
1,210
AIB Group PLC 01/06/23 831,000 101.98 847
844
Air Canada Class A Pass-Through Trust 08/31/22 162,937 98.56 161
162
Aircastle , Ltd. 08/03/22 1,007,000 85.69 863
856
Alaska Airlines Pass-Through Trust 04/05/23 80,403 96.62 78
77
Alcoa Nederland Holding BV 01/24/23 400,000 99.02 396
387
Alimentation Couche-Tard, Inc. 09/19/17 702,000 101.70 714
652
American Airlines Group, Inc. 04/12/21 160,000 100.71 161
159
American Airlines Group, Inc. 05/31/22 650,000 108.51 705
713
American Airlines Group, Inc. 02/08/23 220,000 100.21 220
219
American Tower Trust #1 06/21/23 1,408,000 100.64 1,417
1,409
American Transmission Systems, Inc. 11/29/21 190,000 99.76 190
157
Americo Life, Inc. 04/12/21 70,000 99.78 70
54
AmFam Holdings, Inc. 04/09/21 100,000 103.36 103
61
AmFam Holdings, Inc. 04/12/21 120,000 100.12 120
90
Amur Equipment Finance Receivables XI LLC 09/14/22 1,777,251 99.85 1,775
1,761
Amur Equipment Finance Receivables XII LLC 06/22/23 1,799,000 99.99 1,799
1,801
Andorra Government International Bond 04/28/21 EUR 3,500,000 115.39 4,039
3,081
Anglo American Capital PLC 04/12/21 360,000 109.44 394
343
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/26/23 110,000 102.65 113
112
Arbor Realty CLO, Ltd. 05/26/21 1,029,000 100.00 1,029
1,010
Arbor Realty CLO, Ltd. 01/26/22 3,050,000 100.00 3,050
2,995
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 5,030,000 100.00 5,030
4,908
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 2,638,000 100.00 2,638
2,602
Aviation Capital Group LLC 04/13/21 170,000 105.14 179
166
Avolon Holdings Funding, Ltd. 04/12/21 150,000 100.41 151
139
Avolon Holdings Funding, Ltd. 04/12/21 20,000 101.63 20
19
Banco de Bogota SA 10/11/22 877,000 89.75 787
807
Banco Mercantil del Norte SA 04/09/21 240,000 117.44 282
224
Banco Santander Chile 04/04/23 914,000 96.30 880
874
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 06/03/22 810,000 101.73 824
801
Banque Ouest Africaine de Developpement 02/23/21 EUR 1,132,000 94.25 1,067
897
Bayer US Finance LLC 08/02/18 726,000 100.16 727
703
BDS, Ltd. 04/04/22 3,822,000 100.00 3,822
3,761
Bellemeade Re, Ltd. 04/13/21 1,606,685 100.53 1,615
1,614
Bellemeade Re, Ltd. 04/23/21 276,341 100.82 279
278
Bellemeade Re, Ltd. 06/11/21 1,137,720 100.00 1,138
1,132
Bellemeade Re, Ltd. 06/11/21 1,759,000 100.10 1,761
1,737
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,326
Bellemeade Re, Ltd. 01/12/22 1,690,048 100.43 1,697
1,694
Bellemeade Re, Ltd. 04/06/23 1,093,544 104.81 1,146
1,142
Berry Global, Inc. 03/06/23 893,000 96.51 862
858
Berry Petroleum Corp. 04/13/21 320,000 98.76 316
296
Bharti Airtel, Ltd. 09/13/21 877,000 104.56 917
853
Blackstone Holdings Finance Co. LLC 08/03/22 871,000 95.92 835
792
Blackstone Holdings Finance Co. LLC 10/31/22 420,000 99.84 419
429
Blue Racer Midstream LLC / Blue Racer Finance Corp. 01/24/23 230,000 101.11 233
232
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/01/23 150,000 98.75 148
149
BNP Paribas SA 08/07/18 200,000 99.70 199
189
BNP Paribas SA 06/02/20 350,000 100.73 353
324
BNP Paribas SA 06/10/20 722,000 106.61 770
691
BNP Paribas SA 09/08/21 270,000 100.00 270
225
BNP Paribas SA 08/08/22 650,000 100.00 650
629
BNP Paribas SA 11/09/22 200,000 100.00 200
206
BNP Paribas SA 01/09/23 330,000 100.00 330
323
BOC Aviation USA Corp. 05/06/21 200,000 100.06 200
193
BPCE SA 10/11/22 430,000 99.44 428
428

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Bristol Park CLO LTD 06/08/23 250,000 98.07 245
244
Broadcom, Inc. 04/12/21 290,000 99.90 290
219
Broadcom, Inc. 08/03/22 948,000 89.17 845
820
BX Commercial Mortgage Trust 12/02/21 2,674,000 99.87 2,671
2,553
BX Trust 12/17/21 1,201,050 99.99 1,201
1,184
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.11 988
951
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.81 3,415
2,643
Cameron LNG LLC 04/09/21 30,000 107.27 32
25
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.47 10
8
Chesapeake Energy Corp. 05/12/22 550,000 98.13 540
536
Chord Energy Corp. 02/01/23 130,000 98.88 129
129
CIFC Funding, Ltd. 02/01/23 912,974 99.35 907
903
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,405
1,224
Comision Federal de Electricidad 04/12/21 200,000 97.38 195
158
Continental Resources, Inc. 11/09/21 140,000 95.70 134
125
Continental Resources, Inc. 11/09/21 120,000 99.93 120
92
Cooperatieve Rabobank UA 03/30/22 360,000 100.00 360
313
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,151
CPPIB Capital, Inc. 09/14/22 950,000 99.95 950
933
Credit Agricole SA 06/11/20 734,000 103.77 762
707
Credit Agricole SA 03/03/22 928,000 98.01 909
854
Credit Agricole SA 06/13/22 600,000 100.68 604
601
Credit Agricole SA 06/27/23 250,000 100.00 250
251
Credit Agricole SA 06/27/23 250,000 100.10 250
250
Credit Suisse AG 03/23/23 410,000 98.75 405
407
Credit Suisse Group AG 08/08/22 650,000 100.00 650
666
Credit Suisse Group AG 11/09/22 250,000 100.00 250
300
Credit Suisse Mortgage Capital Certificates 10/05/22 2,478,833 98.84 2,450
2,466
Credit Suisse Mortgage Trust 05/28/19 1,278,818 100.00 1,279
1,252
CRH America, Inc. 04/05/23 894,000 98.48 880
861
CSL UK Holdings, Ltd. 04/20/22 100,000 99.68 100
95
CSL UK Holdings, Ltd. 04/20/22 120,000 99.82 120
114
CSL UK Holdings, Ltd. 04/20/22 60,000 99.92 60
57
DAE Funding LLC 06/15/21 220,000 99.80 220
209
Daimler Trucks Finance NA LLC 05/05/22 876,000 97.13 851
825
Danske Bank A/S 09/17/19 200,000 100.17 200
199
Danske Bank A/S 09/07/21 200,000 100.00 200
174
Danske Bank A/S 03/03/22 1,205,000 95.59 1,165
1,124
Danske Bank A/S 03/28/22 200,000 100.00 200
195
Danske Bank A/S 03/28/22 700,000 100.10 701
653
Danske Bank A/S 01/04/23 970,000 100.27 973
968
DBGS Mortgage Trust 04/03/19 985,000 101.13 996
709
DCP Midstream Operating, LP 12/11/19 50,000 107.13 54
51
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 320,000 100.65 322
311
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 208,333 100.83 210
204
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 222,408 100.46 223
196
DISH DBS Corp. 11/10/21 150,000 100.00 150
112
DNB Bank ASA 01/19/23 864,000 101.02 873
856
Dryden Senior Loan Fund 05/26/23 340,000 96.28 327
328
Eagle Re, Ltd. 12/17/20 732,000 100.19 733
739
Eagle Re, Ltd. 10/29/21 1,515,000 100.00 1,515
1,522
Eagle Re, Ltd. 04/13/23 2,000,957 102.08 2,043
2,044
El Puerto de Liverpool SAB de CV 01/06/23 878,000 98.46 864
855
Electricite de France SA 01/06/23 886,000 97.30 862
851
ELP Commercial Mortgage Trust 11/01/21 926,000 99.64 923
888
EMF-UK PLC 06/24/22 GBP 500,738 120.93 606
619
Endeavor Energy Resources, LP / EER Finance, Inc. 01/24/23 40,000 98.61 39
39
Enel Finance International NV 01/05/18 706,000 100.68 711
646
Enel Finance International NV 10/06/22 340,000 99.56 338
346
EnLink Midstream LLC 01/30/23 260,000 98.35 256
252
EQM Midstream Partners, LP 05/31/22 120,000 100.00 120
121
EQT Corp. 05/10/21 30,000 100.00 30
26
EQT Corp. 05/10/21 160,000 95.79 153
147
Eurosail PLC 02/27/23 1,005,453 97.73 983
989
Eurosail PRIME-UK PLC 03/25/21 GBP 372,207 135.18 503
460

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Eurosail -UK PLC 01/21/21 GBP 526,270 135.62 714
659
F&G Annuities & Life, Inc. 02/06/23 862,000 102.42 883
861
Ferguson PLC 12/06/22 906,000 95.15 862
868
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 50,000 106.95 53
49
Finsbury Square 09/21/22 GBP 1,791,512 119.62 2,143
2,257
Finsbury Square PLC 08/09/22 GBP 1,065,411 117.94 1,257
1,343
First Quantum Minerals, Ltd. 04/12/21 310,000 99.10 307
310
First Quantum Minerals, Ltd. 01/30/23 200,000 96.33 193
195
First Quantum Minerals, Ltd. 05/17/23 200,000 100.00 200
205
Florida Gas Transmission Co. LLC 09/15/21 420,000 99.93 420
334
Fresenius Medical Care AG & Co. KGaA 02/06/23 1,021,000 87.90 897
881
Fresnillo PLC 04/09/21 260,000 98.46 256
195
Genting New York LLC 04/13/21 640,000 97.29 623
570
Glencore Funding LLC 10/12/16 40,000 100.22 40
40
Glencore Funding LLC 09/13/17 130,000 99.96 130
124
Glencore Funding LLC 01/16/19 140,000 96.29 135
131
Glencore Funding LLC 03/05/19 490,000 100.50 492
484
Glencore Funding LLC 04/13/21 140,000 100.24 140
129
Glencore Funding LLC 05/02/23 160,000 99.96 160
158
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 1,147,000 100.00 1,147
1,126
Goldentree Loan Opportunities, Ltd. 05/26/23 260,000 98.42 256
258
GoodLeap Sustainable Home Improvements 10/21/21 926,276 99.99 926
710
GoodLeap Sustainable Home Solutions Trust 01/24/22 849,509 99.98 849
679
Hana Bank 01/04/22 874,000 103.38 904
852
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 04/28/22 730,000 97.11 709
691
HGI CRE CLO, Ltd. 09/17/21 2,217,654 100.00 2,218
2,141
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 502,143 102.60 515
463
HMH Trust 06/09/17 1,170,000 99.97 1,170
585
Home RE, Ltd. 07/05/22 3,204,000 96.67 3,097
3,205
Home RE, Ltd. 08/09/22 2,626,353 102.31 2,687
2,662
ICICI Bank, Ltd. 09/06/18 782,000 100.66 787
747
ILFC E-Capital Trust I 08/12/22 350,000 67.02 235
235
ILFC E-Capital Trust II 08/12/22 350,000 69.45 243
243
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 92.79 828
812
Intercorp Financial Services, Inc. 03/03/22 938,000 96.96 909
842
International Flavors & Fragrances, Inc. 06/02/22 919,000 94.13 865
819
Intesa Sanpaolo SpA 05/24/21 200,000 100.00 200
132
Intesa Sanpaolo SpA 06/14/22 810,000 96.87 785
785
Intesa Sanpaolo SpA 11/14/22 1,235,000 101.16 1,254
1,246
Intesa Sanpaolo SpA 06/12/23 230,000 100.00 230
229
Jackson National Life Global Funding 01/06/23 918,000 94.73 870
852
Jordan Government International Bond 06/14/22 510,000 96.33 491
494
JPMorgan Mortgage Trust 06/05/20 87,947 102.94 91
79
JPMorgan Mortgage Trust 03/30/21 142,271 102.03 145
124
JPMorgan Mortgage Trust 04/26/21 3,607,578 102.18 3,686
3,217
JPMorgan Mortgage Trust 05/24/21 3,666,670 102.58 3,761
3,263
JPMorgan Mortgage Trust 06/24/21 3,112,589 102.46 3,189
2,769
JPMorgan Mortgage Trust 01/26/22 2,905,828 99.12 2,880
2,468
JPMorgan Mortgage Trust 02/24/22 1,327,091 97.56 1,295
1,132
JPMorgan Mortgage Trust 03/23/22 2,950,285 96.15 2,837
2,515
JPMorgan Mortgage Trust 04/27/22 1,393,338 95.68 1,333
1,211
JPMorgan Mortgage Trust 02/22/23 1,941,236 98.82 1,918
1,893
JPMorgan Mortgage Trust 04/20/23 788,701 88.33 697
676
Kenvue , Inc. 03/08/23 110,000 99.36 109
112
Kenvue , Inc. 03/08/23 60,000 99.45 60
61
Kenvue , Inc. 03/08/23 210,000 99.78 210
212
KKR Group Finance Co. II LLC 02/20/15 10,000 108.82 11
9
Kookmin Bank 08/05/21 913,000 106.07 968
886
Lamar Funding, Ltd. 07/26/22 200,000 96.84 194
191
LCM XXIII, Ltd. 01/29/20 803,919 100.00 804
798
Lithia Motors, Inc. 06/04/21 50,000 102.49 51
43
Lithia Motors, Inc. 06/07/21 60,000 103.99 62
56
Macquarie Bank, Ltd. 05/10/23 845,000 101.30 856
844
Madison Park Funding XVIII, Ltd. 12/01/21 1,905,376 100.00 1,905
1,885

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Magnetite XV, Ltd. 10/04/22 529,000 98.16 519
524
Magnetite Xxxiii, Ltd. 05/23/22 3,892,903 100.00 3,893
3,832
Mars, Inc. 04/09/21 240,000 93.95 225
165
Massachusetts Mutual Life Insurance Co. 04/09/21 70,000 100.35 70
50
MEG Energy Corp. 04/12/21 100,000 103.68 104
102
Melco Resorts Finance, Ltd. 04/12/21 240,000 104.47 251
198
Metropolitan Edison Co. 03/28/23 150,000 99.87 150
148
Metropolitan Life Global Funding I 03/21/23 300,000 99.86 300
297
MF1 LLC 05/13/22 3,993,000 99.07 3,956
3,976
MHC Commercial Mortgage Trust 04/06/21 5,002,000 99.20 4,962
4,909
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 128,000 100.92 129
128
Mondelez International Holdings Netherlands BV 08/09/21 690,000 101.75 702
660
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.35 19
19
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 1.29 113
113
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.64 1,465
1,091
National General Holdings Corp. 11/01/22 610,000 100.32 612
610
NBK Tier 1 Financing 2, Ltd. 02/06/23 926,000 94.75 877
850
Nestle Holdings, Inc. 05/05/22 882,000 97.04 856
835
Neuberger Berman CLO XV, Ltd. 08/31/21 1,343,331 100.00 1,343
1,331
New York Life Global Funding 01/24/23 120,000 99.82 120
116
New York Life Insurance Co. 04/09/21 150,000 107.60 161
115
Newgate Funding PLC 05/04/21 EUR 2,049,844 118.11 2,421
2,126
NextEra Energy Operating Partners, LP 06/15/22 60,000 98.46 59
59
NGPL PipeCo LLC 09/26/19 553,000 125.93 696
590
Nippon Life Insurance Co. 04/09/21 250,000 96.31 241
206
Nissan Motor Acceptance Corp. 04/14/21 1,130,000 99.89 1,129
1,122
Nissan Motor Acceptance Corp. 11/03/22 180,000 96.00 173
173
Nissan Motor Co., Ltd. 09/10/20 750,000 98.00 735
698
Northwestern Mutual Life Insurance Co. (The) 04/09/21 320,000 101.60 325
228
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 103.94 83
56
NRG Energy, Inc. 04/12/21 390,000 99.96 390
329
NTT Finance Corp. 04/12/21 200,000 99.68 199
165
Oaktown Re III, Ltd. 01/26/21 749,648 100.37 752
750
Oaktown Re VI, Ltd. 04/14/21 1,309,215 100.00 1,309
1,311
Oaktown Re VII, Ltd. 10/15/21 787,732 100.00 788
785
Oaktown Re, Ltd. 09/28/21 1,475,000 101.70 1,500
1,500
OCP SA 06/10/21 200,000 99.47 199
165
Ohio Edison Co. 09/22/22 90,000 99.80 90
90
Paragon Mortgages (No. 12) PLC 02/22/21 GBP 1,216,893 136.41 1,660
1,504
Paragon Mortgages (No. 12) PLC 04/25/22 GBP 737,403 123.96 914
909
Parkmore Point RMBS PLC 02/07/23 GBP 1,897,623 118.36 2,246
2,384
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 10,000 94.79 9
9
Pennsylvania Electric Co. 03/28/23 60,000 99.78 60
59
Petroleos del Peru SA 04/09/21 200,000 105.94 212
129
Petroleos Mexicanos 02/23/21 MXN 55,821,800 4.74 2,645
2,993
Pilgrim's Pride Corp. 01/25/23 100,000 99.40 99
99
Preston Ridge Partners Mortgage LLC 12/01/20 367,489 100.00 367
351
Preston Ridge Partners Mortgage LLC 04/28/21 742,321 100.00 742
692
Preston Ridge Partners Mortgage LLC 05/18/23 687,680 93.76 645
627
Preston Ridge Partners Mortgage LLC 05/24/23 582,165 94.22 549
541
Primrose Residential DAC 03/03/23 EUR 1,030,997 106.15 1,094
1,116
Prodigy Finance Designated Activity Co. 07/12/21 715,358 99.47 712
706
Prosus NV 02/03/21 909,000 100.67 915
571
Provincia de Buenos Aires 08/27/21 474,811 40.31 191
180
Provincia de Cordoba 04/12/21 166,668 69.50 116
125
Provincia de Cordoba 04/12/21 230,000 70.58 162
156
Qorvo , Inc. 04/04/23 939,000 94.25 885
873
Radnor RE, Ltd. 11/05/21 614,639 100.00 615
613
Radnor RE, Ltd. 01/13/22 1,379,876 100.14 1,382
1,378
Regal Rexnord Corp. 01/09/23 1,668,000 100.29 1,672
1,670
Reliance Industries, Ltd. 01/05/22 480,000 99.79 479
400
Reliance Industries, Ltd. 01/06/22 863,000 103.64 894
841
RMAC Securities No. 1 PLC 04/15/21 GBP 374,279 133.47 499
454
RMAC Securities No. 1 PLC 04/15/21 GBP 679,443 133.55 907
828
RMAC Securities No. 1 PLC 04/15/21 GBP 310,548 134.41 417
378

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Roche Holdings, Inc. 06/02/22 842,000 99.69 839
804
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 100,000 100.00 100
88
Romania Government International Bond 02/23/21 EUR 1,251,000 121.50 1,520
828
Romania Government International Bond 07/08/21 EUR 1,166,000 117.58 1,371
779
Romania Government International Bond 08/03/21 EUR 1,124,000 84.94 955
751
Romania Government International Bond 02/24/22 EUR 293,000 104.08 305
247
Romania Government International Bond 02/24/22 EUR 1,114,000 83.20 927
920
Romania Government International Bond 02/24/22 EUR 137,000 95.39 131
107
Romania Government International Bond 02/24/22 EUR 627,000 96.04 602
520
Romania Government International Bond 02/25/22 EUR 318,000 103.12 328
311
Romania Government International Bond 03/01/22 EUR 166,000 104.36 173
143
Romania Government International Bond 05/04/22 EUR 223,000 65.18 145
152
Romania Government International Bond 07/20/22 EUR 80,000 82.21 66
72
Romania Government International Bond 07/21/22 EUR 52,000 86.29 45
50
Romania Government International Bond 09/21/22 EUR 1,718,000 93.78 1,611
1,779
Santander UK Group Holdings PLC 03/05/19 701,000 101.01 708
674
Sasol Financing USA LLC 04/26/23 250,000 100.00 250
244
Saudi Arabian Oil Co. 04/11/22 908,000 95.76 869
829
Sequoia Mortgage Trust 10/21/16 63,658 102.63 65
57
Sequoia Mortgage Trust 05/06/21 2,054,937 102.61 2,109
1,820
Serbia International Bond 01/19/23 477,000 99.65 475
475
Shamrock Residential 05/24/23 EUR 631,566 107.29 678
688
Sociedad Quimica y Minera de Chile SA 09/13/21 270,000 99.20 268
191
Societe Generale SA 11/21/22 878,000 95.80 841
836
Societe Generale SA 01/03/23 200,000 100.00 200
195
Solvay Finance America LLC 11/21/22 854,000 97.37 832
819
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11/14/22 380,000 101.11 384
383
Stanlington No. 2 PLC 02/27/23 GBP 954,690 120.04 1,146
1,205
Stratton Mortgage Funding PLC 10/06/22 GBP 444,708 109.55 487
562
Taurus CMBS 07/28/21 GBP 469,862 139.09 653
566
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
599
Teachers Insurance & Annuity Association of America 06/14/16 140,000 111.22 156
127
Tennessee Gas Pipeline Co. LLC 02/19/20 430,000 95.89 412
367
Tesco PLC 09/03/20 623,000 127.17 792
618
Texas Eastern Transmission, LP 07/06/22 854,000 95.87 819
790
Towd Point Mortgage Funding PLC 01/20/21 GBP 885,000 136.45 1,208
1,109
Towd Point Mortgage Funding PLC 06/22/22 GBP 1,510,468 122.65 1,853
1,919
Towd Point Mortgage Trust 08/17/20 1,443,491 101.72 1,468
1,341
Towd Point Mortgage Trust 02/15/23 GBP 798,000 119.12 951
1,004
TSMC Global, Ltd. 08/04/22 976,000 88.42 863
827
UBS Group AG 01/28/19 260,000 100.00 260
251
UBS Group AG 04/09/21 200,000 123.60 247
181
UBS Group AG 01/04/22 200,000 100.00 200
139
UBS Group AG 05/10/23 984,000 88.99 876
862
United Airlines, Inc. 04/14/21 30,000 101.13 30
27
United Airlines, Inc. 03/30/22 400,000 98.44 394
380
UPM- Kymmene OYJ 11/21/22 699,000 105.42 737
735
Var Energi ASA 02/06/23 840,000 104.69 879
863
VICI Properties, LP / VICI Note Co., Inc. 03/06/23 879,000 96.75 850
849
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 641,620 138.64 889
808
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.36 207
140
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 1,283,000 98.21 1,251
1,212
WEA Finance LLC / Westfield UK & Europe Finance PLC 11/21/22 982,000 86.99 854
846
Wells Fargo Mortgage Backed Securities Trust 04/23/21 951,907 102.33 974
806
WinWater Mortgage Loan Trust 03/29/17 92,711 102.12 95
86
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 02/09/23 80,000 98.23 79
79
Wynn Macau, Ltd. 01/04/23 600,000 97.15 583
585
Yara International ASA 01/06/23 924,000 94.24 871
868
ZF NA Capital, Inc. 06/03/22 1,270,000 97.02 1,232 1,238
239,245
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 33 CAD 4,044 09/23
(31)
Euro- Bobl Futures 4 EUR 463 09/23
(7)
Long Gilt Futures 51 GBP 4,860 09/23
(68)
United States 2 Year Treasury Note Futures 1,168 USD 237,505 09/23
(3,429)
United States 5 Year Treasury Note Futures 2,015 USD 215,793 09/23
(3,960)
United States 10 Year Treasury Note Futures 560 USD 62,869 09/23
(860)
United States 10 Year Treasury Ultra Notes Futures 677 USD 80,182 09/23
(640)
United States Treasury Long Bond Futures 206 USD 26,143 09/23
(29)
United States Treasury Ultra Bond Futures 420 USD 57,212 09/23 598
Short Positions
Euro-Bund Futures 125 EUR 16,717 09/23
49
Euro-Schatz Futures 21 EUR 2,202 09/23
20
Japanese 10-Year Mini Government Bond Futures 115 JPY 4,381,560 09/23
(106)
United States 2 Year Treasury Note Futures 94 USD 19,114 09/23
262
United States 5 Year Treasury Note Futures 53 USD 5,675 09/23
100
United States 10 Year Treasury Note Futures 589 USD 66,125 09/23
1,016
United States 10 Year Treasury Ultra Notes Futures 4 USD 474 09/23
1
United States Treasury Long Bond Futures 1 USD 127 09/23 1
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (7,083)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 1,144 EUR 1,043 07/18/23 (5)
Citigroup USD 45 AUD 66 07/20/23 (1)
Citigroup USD 1,240 AUD 1,842 07/20/23 (12)
Citigroup USD 50 BRL 248 08/02/23 1
Citigroup USD 31 CAD 42 07/20/23 1
Citigroup USD 549 CNY 3,955 07/20/23 (2)
Citigroup USD 661 CNY 4,762 07/20/23 (2)
Citigroup USD 110 EUR 100 07/20/23 —
Citigroup USD 175 EUR 159 07/20/23 (2)
Citigroup USD 613 EUR 557 07/20/23 (5)
Citigroup USD 1,244 EUR 1,135 07/20/23 (4)
Citigroup USD 3,027 EUR 2,800 07/20/23 30
Citigroup USD 3,289 EUR 3,000 07/20/23 (13)
Citigroup USD 6,505 GBP 5,218 07/12/23 122
Citigroup USD 12 GBP 9 07/20/23 —
Citigroup USD 244 GBP 191 07/20/23 (1)
Citigroup USD 318 GBP 254 07/20/23 5
Citigroup USD 353 GBP 278 07/20/23 —
Citigroup USD 976 GBP 781 07/20/23 16
Citigroup USD 70 ILS 259 07/20/23 —
Citigroup USD 620 ILS 2,261 07/20/23 (10)
Citigroup USD 1,865 ILS 6,656 07/20/23 (68)
Citigroup USD 262 INR 21,587 07/20/23 —
Citigroup USD 368 INR 30,235 07/20/23 1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,869 INR 154,564 07/20/23 13
Citigroup USD 71 JPY 9,889 07/20/23 (3)
Citigroup USD 91 JPY 13,149 07/20/23 —
Citigroup USD 112 JPY 15,084 07/20/23 (7)
Citigroup USD 125 JPY 17,436 07/20/23 (4)
Citigroup USD 214 JPY 28,380 07/20/23 (17)
Citigroup USD 1,125 JPY 156,222 07/20/23 (40)
Citigroup USD 2,467 JPY 322,870 07/20/23 (224)
Citigroup USD 1,010 MXN 17,300 07/20/23 (2)
Citigroup USD 2,153 NZD 3,550 07/12/23 26
Citigroup USD 34 PHP 1,886 07/20/23 1
Citigroup USD 50 PHP 2,808 07/20/23 —
Citigroup USD 76 PHP 4,260 07/20/23 1
Citigroup USD 77 PHP 4,318 07/20/23 1
Citigroup USD 103 PHP 5,808 07/20/23 2
Citigroup USD 108 PHP 6,051 07/20/23 2
Citigroup USD 172 PHP 9,698 07/20/23 3
Citigroup USD 590 PHP 33,360 07/20/23 13
Citigroup USD 658 PHP 35,881 07/20/23 (9)
Citigroup USD 60 ZAR 1,161 07/20/23 2
Citigroup USD 61 ZAR 1,167 07/20/23 1
Citigroup AUD 1,895 USD 1,250 07/20/23 (13)
Citigroup BRL 378 USD 74 08/02/23 (4)
Citigroup BRL 619 USD 124 08/02/23 (4)
Citigroup CAD 156 USD 116 07/20/23 (2)
Citigroup CHF 1,139 EUR 1,150 07/20/23 (37)
Citigroup CLP 117,794 USD 146 07/20/23 (1)
Citigroup CLP 125,391 USD 155 07/20/23 (1)
Citigroup CLP 250,719 USD 310 07/20/23 (2)
Citigroup CLP 751,495 USD 932 07/20/23 (4)
Citigroup CLP 761,945 USD 940 07/20/23 (9)
Citigroup CNY 1,146 USD 163 07/20/23 5
Citigroup CNY 1,374 USD 196 07/20/23 6
Citigroup CNY 1,374 USD 196 07/20/23 6
Citigroup CNY 1,439 USD 205 07/20/23 6
Citigroup CNY 3,437 USD 490 07/20/23 15
Citigroup COP 269,499 USD 58 07/19/23 (7)
Citigroup EUR 287 CHF 278 07/20/23 (4)
Citigroup EUR 298 CHF 289 07/20/23 (4)
Citigroup EUR 571 CHF 562 07/20/23 10
Citigroup EUR 65 GBP 56 07/20/23 —
Citigroup EUR 49 HUF 18,137 07/20/23 (1)
Citigroup EUR 846 SEK 9,531 07/20/23 (80)
Citigroup EUR 104 USD 113 07/20/23 (1)
Citigroup EUR 146 USD 160 07/20/23 —
Citigroup EUR 154 USD 168 07/20/23 —
Citigroup EUR 175 USD 190 07/20/23 (1)
Citigroup EUR 750 USD 803 07/20/23 (16)
Citigroup EUR 1,608 USD 1,750 07/20/23 (6)
Citigroup EUR 26,402 USD 28,980 07/20/23 149
Citigroup GBP 1,531 EUR 1,747 07/20/23 (76)
Citigroup GBP 134 USD 169 07/12/23 (1)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
100 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup GBP 240 USD 300 07/20/23 (5)
Citigroup GBP 1,035 USD 1,293 07/20/23 (21)
Citigroup HUF 15,184 EUR 39 07/20/23 (4)
Citigroup HUF 15,220 EUR 39 07/20/23 (4)
Citigroup HUF 16,038 EUR 41 07/20/23 (4)
Citigroup HUF 22,778 EUR 58 07/20/23 (6)
Citigroup HUF 22,797 EUR 58 07/20/23 (6)
Citigroup HUF 24,107 EUR 62 07/20/23 (6)
Citigroup HUF 32,985 EUR 85 07/20/23 (7)
Citigroup HUF 73,104 EUR 188 07/20/23 (16)
Citigroup ILS 504 USD 140 07/20/23 4
Citigroup ILS 1,725 USD 480 07/20/23 14
Citigroup ILS 2,208 USD 621 07/20/23 25
Citigroup INR 51,539 USD 625 07/20/23 (3)
Citigroup INR 52,019 USD 630 07/20/23 (3)
Citigroup JPY 9,728 USD 67 07/12/23 —
Citigroup JPY 301,362 USD 2,167 07/12/23 76
Citigroup JPY 8,500 USD 65 07/20/23 6
Citigroup JPY 12,351 USD 89 07/20/23 3
Citigroup JPY 24,732 USD 186 07/20/23 15
Citigroup JPY 160,395 USD 1,243 07/20/23 129
Citigroup JPY 2,405,205 USD 18,581 07/20/23 1,875
Citigroup MXN 1,832 USD 99 07/20/23 (7)
Citigroup MXN 10,819 USD 620 07/20/23 (10)
Citigroup MXN 22,925 USD 1,250 07/20/23 (85)
Citigroup MXN 89,864 USD 4,802 07/20/23 (433)
Citigroup NZD 53 USD 32 07/12/23 —
Citigroup PHP 104,008 USD 1,903 07/20/23 22
Citigroup SEK 9,670 EUR 840 07/20/23 40
Citigroup ZAR 12,592 USD 688 07/20/23 20
Citigroup ZAR 28,499 USD 1,569 07/20/23 57
Goldman Sachs USD 579 JPY 74,790 07/18/23 (60)
JPMorgan Chase IDR 2,169,764 USD 145 07/18/23 1
Morgan Stanley USD 223 BRL 1,155 07/18/23 18
Morgan Stanley USD 87 GBP 68 07/17/23 —
Morgan Stanley USD 203 MXN 3,533 07/18/23 3
Morgan Stanley USD 349 MXN 6,438 07/18/23 27
Morgan Stanley EUR 3,636 USD 3,942 07/20/23 (30)
State Street USD 91 AUD 138 07/12/23 —
State Street USD 3,229 EUR 3,005 07/12/23 51
State Street USD 2 SEK 18 07/12/23 —
State Street USD 4,302 SEK 46,340 07/12/23 (5)
State Street AUD 6,592 USD 4,367 07/12/23 (25)
State Street EUR 47 USD 51 07/12/23 —
State Street GBP 158 USD 197 07/17/23 (3)
State Street GBP 17,383 USD 21,733 07/17/23 (346)
UBS USD 36 CHF 32 07/12/23 —
UBS USD 2,045 GBP 1,651 07/17/23 52
UBS CHF 5,838 USD 6,453 07/12/23 (73)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,009

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 101
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 329 3.782%
(4)
SOFR
(2)
07/20/25
— (6) (6)
Citigroup USD 841 3.769%
(4)
SOFR
(2)
07/20/25
— (16) (16)
Citigroup HKD 2,695 3 Month HIBOR
(2)
3.507%
(2)
07/20/25
— 7 7
Citigroup USD 2,698 3.730%
(4)
SOFR
(2)
07/20/25
— (53) (53)
Citigroup GBP 3,173 5.026%
(3)
SONIA
(3)
07/20/25
— (71) (71)
Citigroup GBP 3,944 5.051%
(3)
SONIA
(3)
07/20/25
— (86) (86)
Citigroup GBP 3,959 5.133%
(3)
SONIA
(3)
07/20/25
— (79) (79)
Citigroup GBP 4,443 5.114%
(3)
SONIA
(3)
07/20/25
— (90) (90)
Citigroup GBP 5,213 5.030%
(3)
SONIA
(3)
07/20/25
— (116) (116)
Citigroup GBP 5,440 5.080%
(3)
SONIA
(3)
07/20/25
— (115) (115)
Citigroup NZD 5,500 4.825%
(3)
3 Month
NZD-BBR-Telerate
(2)
07/20/25
— (40) (40)
Citigroup NZD 5,600 5.306%
(3)
3 Month
NZD-BBR-Telerate
(2)
07/20/25
— (9) (9)
Citigroup HKD 6,839 3 Month HIBOR
(2)
3.525%
(2)
07/20/25
— 17 17
Citigroup GBP 12,000 5.465%
(3)
SONIA
(3)
07/20/25
— (146) (146)
Citigroup HKD 20,421 3 Month HIBOR
(3)
3.475%
(2)
07/20/25
— 54 54
Citigroup CAD 18,300 4.718%
(3)
CORRA
(3)
10/19/25
— 45 45
Citigroup BRL 1,075 12.930%
(4)
Brazil Interbank
Deposit Rate
(5)
01/04/27
— 14 14
Citigroup BRL 1,810 11.330%
(4)
Brazil Interbank
Deposit Rate
(5)
01/04/27
— 7 7
Citigroup BRL 2,598 12.880%
(4)
Brazil Interbank
Deposit Rate
(5)
01/04/27
— 33 33
Citigroup BRL 4,237 12.980%
(4)
Brazil Interbank
Deposit Rate
(5)
01/04/27
— 55 55
Citigroup EUR 2,400 6 Month EURIBOR
(3)
3.035%
(4)
07/20/28
— 26 26
Citigroup EUR 2,500 3.105%
(4)
6 Month EURIBOR
(3)
07/20/28
— (18) (18)
Citigroup CZK 20,984 4.785%
(4)
6 Month PRIBOR
(3)
07/20/28
— 15 15
Citigroup CZK 21,824 4.787%
(4)
6 Month PRIBOR
(3)
07/20/28
— 16 16
Citigroup SEK 29,800 3 Month STIBOR
(2)
3.141%
(4)
07/20/28
— 29 29
Citigroup KRW 390,348 3.385%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
07/20/28
— (2) (2)
Citigroup KRW 1,459,652 3.373%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
07/20/28
— (6) (6)
Citigroup KRW 1,800,000 3.010%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
07/20/28
— (31) (31)
Citigroup AUD 1,100 3.845%
(3)
6 Month BBSW
(3)
07/20/33
— (33) (33)
Citigroup JPY 430,000 TONAR
(4)
0.726%
(3)
07/20/33
— (35) (35)
Citigroup CAD 4,200 CORRA
(3)
3.557%
(3)
10/19/33
— (44) (44)
Citigroup EUR 637 2.614%
(4)
12 Month EUTA
(3)
06/15/43
— (2) (2)
Citigroup EUR 663 2.663%
(4)
12 Month EUTA
(3)
06/15/43
— 4 4
Citigroup USD 792
12 Month U.S. CPI
Urban Consumers
NSA
(2)
2.454%
(3)
06/15/43
— 5 5

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
102 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 808
12 Month U.S. CPI
Urban Consumers
NSA
(2)
2.488%
(3)
06/15/43
— 1 1
Citigroup EUR 1,300 2.668%
(4)
12 Month EUTA
(3)
06/15/43
— 10 10
Citigroup USD 1,600
12 Month U.S. CPI
Urban Consumers
NSA
(2)
2.485%
(3)
06/15/43
— 2 2
Citigroup EUR 1,200 6 Month EURIBOR
(3)
1.942%
(4)
02/13/73 — 102 102
Total Open Interest Rate Swap Contracts (å) — (556) (556)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 1,890 (5.000%)
(2)
06/20/28
6 (61) (55)
CDX NA Investment Grade Index Bank of America USD 3,875 (1.000%)
(2)
06/20/28 (26) (33) (59)
Total Open Credit Indices - Purchase Protection Contracts (20) (94) (114)
Total Open Credit Default Swap Contracts (å) (20) (94) (114)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 103
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 26,697 $ —
$ —
$ 26,697 3.1
Corporate Bonds and Notes — 201,677 —
—
201,677 23.4
International Debt — 134,354 —
—
134,354 15.6
Loan Agreements — 1,064 —
—
1,064 0.1
Mortgage-Backed Securities — 151,245 —
—
151,245 17.6
Municipal Bonds — 805 —
—
805 0.1
Non-US Bonds — 45,846 —
—
45,846 5.3
United States Government Treasuries — 126,143 —
—
126,143 14.6
Common Stocks — — — — —
Preferred Stocks 175 — — — 175 —
*
Short-Term Investments — 107,25 2 — 74,322 181,574 21.1
Total Investments 175 795,08 3 — 74,322 869,580 100.9
Other Assets and Liabilities, Net
(0.9)
100.0
Other Financial Instruments
Assets
Futures Contracts 2,047 — — — 2,047 0.2
Foreign Currency Exchange Contracts — 2,876 — — 2,876 0.3
Interest Rate Swap Contracts — 442 — — 442 0.1
A
Liabilities
Futures Contracts (9,130) — — — (9,130) (1.1)
Foreign Currency Exchange Contracts — (1,867) — — (1,867) (0.2)
Interest Rate Swap Contracts — (998) — — (998) (0.1)
Credit Default Swap Contracts — (114) — — (114) ( — )
*
Total Other Financial Instruments
**
$ (7,083) $ 339 $ — $ — $ (6,744)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June
30, 2023, if any, were less than 1% of net assets.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
104 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
3,081
Argentina ............................................................................................
617
Australia .............................................................................................
2,328
Belgium ..............................................................................................
1,194
Bermuda .............................................................................................
27,111
Brazil ..................................................................................................
2,119
Canada ................................................................................................
13,400
Cayman Islands ..................................................................................
18,853
Chile ...................................................................................................
2,093
China ..................................................................................................
952
Colombia ............................................................................................
1,950
Denmark .............................................................................................
3,314
Finland ...............................................................................................
1,592
France .................................................................................................
11,831
Germany .............................................................................................
5,557
Hong Kong .........................................................................................
198
India ...................................................................................................
2,841
Indonesia ............................................................................................
502
Ireland ................................................................................................
6,634
Israel ...................................................................................................
287
Italy ....................................................................................................
3,384
Japan ..................................................................................................
20,067
Jordan .................................................................................................
494
Kuwait ................................................................................................
850
Luxembourg .......................................................................................
7,879
Macao .................................................................................................
975
Mexico ...............................................................................................
12,735
Morocco .............................................................................................
165
Netherlands ........................................................................................
1,869
Norway ...............................................................................................
1,719
Oman ..................................................................................................
191
Panama ...............................................................................................
198
Peru ....................................................................................................
1,083
Romania .............................................................................................
6,658
Saudi Arabia .......................................................................................
829
Serbia .................................................................................................
475
South Africa .......................................................................................
2,646
South Korea .......................................................................................
2,884
Spain ..................................................................................................
1,516
Switzerland ........................................................................................
4,767
Taiwan ................................................................................................
2,018
Togo ...................................................................................................
897
United Arab Emirates .........................................................................
209
United Kingdom .................................................................................
30,480
United States ......................................................................................
657,633
Zambia ...............................................................................................
505
Total Investments ............................................................................... 869,580

Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 105
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2,876 $ —
Variation margin on futures contracts* — — 2,047
Interest rate swap contracts, at fair value — — 442
Total
$ — $ 2,876 $ 2,489
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 9,130
Unrealized depreciation on foreign currency exchange contracts — 1,867 —
Interest rate swap contracts, at fair value — — 998
Credit default swap contracts, at fair value 114 — —
Total
$ 114 $ 1,867 $ 10,128
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (2,824)
Interest rate swap contracts — — 31
Credit default swap contracts (170) — —
Foreign currency exchange contracts — (7,118) —
Total
$ (170) $ (7,118) $ (2,793)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (8,954)
Interest rate swap contracts — — (576)
Credit default swap contracts 85 — —
Foreign currency exchange contracts — 6,588 —
Total
$ 85 $ 6,588 $ (9,530)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
106 Strategic Bond Fund
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 2,876 $ — $ 2,876
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 442 — 442
Total Financial and Derivative Assets
3,318 — 3,318
Financial and Derivative Assets not subject to a netting agreement
(442) — (442)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,876 $ — $ 2,876
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 2,724 $ 1,321 $ — $ 1,403
JPMorgan Chase
1 — — 1
Morgan Stanley
47 — — 47
State Street
52 30 — 22
UBS
52 — — 52
Total
$ 2,876 $ 1,351 $ — $ 1,525

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 107
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,867 $ — $ 1,867
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 998 — 998
Credit Default Swap Contracts Credit default swap contracts, at fair value 114 — 114
Total Financial and Derivative Liabilities
2,979 — 2,979
Financial and Derivative Liabilities not subject to a netting agreement
(1,112) — (1,112)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,867 $ — $ 1,867
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
BNP Paribas $ 5 $ — $ — $ 5
Citigroup 1,321 1,321 — —
Goldman Sachs 60 — — 60
Morgan Stanley 29 — — 29
State Street 379 30 — 349
UBS 73 — — 73
Total
$ 1,867 $ 1,351 $ — $ 516
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on deriv atives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
108 Strategic Bond Fund
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 931,140
Investments, at fair value(>) ........................................................................................................................................................
869,580
Cash .............................................................................................................................................................................................. 354
Foreign currency holdings(^) ....................................................................................................................................................... 1,380
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 2,876
Receivables:
Dividends and interest ...................................................................................................................................................... 5,551
Dividends from affiliated funds ....................................................................................................................................... 316
Investments sold ............................................................................................................................................................... 1
Fund shares sold ............................................................................................................................................................... 39
From broker(a)(b) ............................................................................................................................................................ 24,769
Prepaid expenses .......................................................................................................................................................................... 6
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 442
Total assets ...............................................................................................................................................................
905,314
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 32,344
Fund shares redeemed ...................................................................................................................................................... 138
Accrued fees to affiliates .................................................................................................................................................. 434
Other accrued expenses .................................................................................................................................................... 275
Variation margin on futures contracts .............................................................................................................................. 7,071
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,867
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 998
Credit default swap contracts, at fair value(+) ............................................................................................................................. 114
Total liabilities ...........................................................................................................................................................
43,241
Net Assets ...............................................................................................................................................................
$ 862,073

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 109
Statement of Assets and Liabilities, continued — June 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (160,434)
Shares of beneficial interest .........................................................................................................................................................
980
Additional paid-in capital ............................................................................................................................................................
1,021,527
Net Assets ...............................................................................................................................................................
$ 862,073
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 8.79
Net assets ............................................................................................................................................................................. $ 862,072,705
Shares outstanding ($.01 par value) ..................................................................................................................................... 98,020,777
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,357
(•)     Interest rate swap contracts - premiums paid (received) $ —
(+)    Credit default swap contracts - premiums paid (received) $ (20)
(>)    Investments in affiliates, U.S. Cash Management Fund $ 74,322
(a)     Receivable from Broker for Futures $ 21,147
(b)     Receivable from Broker for Swaps $ 3,622
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
110 Strategic Bond Fund
Statement of Operations — For the Period Ended June 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 25
Dividends from affiliated funds ....................................................................................................................................... 1,790
Interest .............................................................................................................................................................................. 15,81 3
Total investment income ..............................................................................................................................................................
17,62 8
Expenses
Advisory fees ................................................................................................................................................................... 2,371
Administrative fees .......................................................................................................................................................... 216
Custodian fees .................................................................................................................................................................. 96
Transfer agent fees ........................................................................................................................................................... 19
Professional fees .............................................................................................................................................................. 104
Trustees’ fees .................................................................................................................................................................... 27
Printing fees ..................................................................................................................................................................... 20
Miscellaneous .................................................................................................................................................................. 1 6
Total expenses ..............................................................................................................................................................................
2,8 69
Net investment income (loss) .......................................................................................................................................................
14,759
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (12,685)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (2,824)
Foreign currency exchange contracts ............................................................................................................................... (7,118)
Interest rate swap contracts .............................................................................................................................................. 31
Credit default swap contracts ........................................................................................................................................... (170)
Foreign currency-related transactions .............................................................................................................................. 220
Net realized gain (loss) ................................................................................................................................................................
(22,545)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 17,50 5
Investments in affiliated funds ......................................................................................................................................... (11)
Futures contracts .............................................................................................................................................................. (8,954)
Foreign currency exchange contracts ............................................................................................................................... 6,588
Interest rate swap contracts .............................................................................................................................................. (576)
Credit default swap contracts ........................................................................................................................................... 85
Foreign currency-related transactions .............................................................................................................................. 6 5
Net change in unrealized appreciation (depreciation) ................................................................................................................. 14,702
Net realized and unrealized gain (loss) ........................................................................................................................................ (7,843)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 6,916

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2023
(Unaudited)
Fiscal Year Ended
December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 14,759 $ 17,337
Net realized gain (loss) ....................................................................................................................... (22,545) (77,916)
Net change in unrealized appreciation (depreciation) ........................................................................ 14,702 (85,177)
Net increase (decrease) in net assets from operations .............................................................................. 6,916 (145,756)
Distributions
To shareholders ................................................................................................................................... (1,450) (17,256)
From return of capital ......................................................................................................................... — (5,052)
Net decrease in net assets from distributions ............................................................................................ (1,450) (22,308)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 9,938 (11,079)
Total Net Increase (Decrease) in Net Assets ........................................................................
15,404 (179,143)
Net Assets
Beginning of period .................................................................................................................................. 846,669 1,025,812
End of period .............................................................................................................................................
$ 862,073 $ 846,669
* Share transaction amounts (in thousands) for the periods ended June 30, 2023 and December 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 3,339 $ 29,785 3,14 2 $ 29,772
Proceeds from reinvestment of distributions 160 1,450 2,471 22,308
Payments for shares redeemed (2,384) (21,297) (6,78 3 ) (63,159)
Total increase (decrease)
1,115 $ 9,938 (1,170) $ (11,079)

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
112 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
June 30, 2023( ƣ ) 8.74 .15 (.09) .06 (.01) — —
December 31, 2022 10.46 .18 (1.67) (1.49) (.17) (.01) (.05)
December 31, 2021 10.88 .12 (.32) (.20) (.09) (.13) —
December 31, 2020 10.56 .20 .68 .88 (.20) (.36) —
December 31, 2019 10.07 .27 .65 .92 (.29) (.14) —
December 31, 2018 10.37 .25 (.34) (.09) (.21) — —

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 113
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
ǿ
)(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(
ɯ
)
%
Ratio of Expenses
to Average
Net Assets,
Net
(
ɯ
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
ɯ
)
%
Portfolio
Turnover Rate
(
ǿ
)
(.01) 8.79 .74 862,073 .67 .67 3.42 32
(.23) 8.74 (14.28) 846,669 .66 .66 1.91 63
(.22) 10.46 (1.82) 1,025,812 .66 .66 1.12 93
(.56) 10.88 8.43 917,169 .69 .69 1.82 92
(.43) 10.56 9.19 917,770 .68 .68 2.52 116
(.21) 10.07 (.81) 878,661 .67 .67 2.44 96

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
114 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 20 2 3 with underlying f unds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 391,561
Administrative fees 35,596
Transfer agent fees 3,133
Trustee fees 4,089
$ 434,379
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 64,685 $ 393,468 $ 383,821 $ 1 $ (11) $ 74,322 $ 1,790 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 932,680,777 $ 22,209,485 $ (92,049,921) $ (69,840,436)

Russell Investment Funds
Global Real Estate Securities Fund
Shareholder Expense Example — June 30, 2023 (Unaudited)
Global Real Estate Securities Fund 115
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2023 to June 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2023 $ 1,025.20 $ 1,020.28
Expenses Paid During Period* $ 4.57 $ 4.56
* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period).

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
116 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.9%
Australia - 3.7%
Centuria Industrial REIT(ö) 419,330 868
Charter Hall Group - ADR(ö) 491,373 3,519
Dexus(ö) 623,632 3,246
Goodman Group(ö) 341,295 4,572
GPT Group (The)(ö) 1,467,356 4,055
HomeCo Daily Needs REIT(ö)(Þ) 2,173,117 1,710
Ingenia Communities Group(ö) 934,615 2,481
Region RE, Ltd.(ö) 1,453,409 2,201
Scentre Group(ö) 2,052,441 3,625
Stockland(ö) 2,480,358 6,689
32,966
Belgium - 0.5%
Aedifica SA(Ñ)(ö) 20,336 1,303
Cofinimmo SA(ö) 14,282 1,073
VGP NV 6,908 677
Warehouses De Pauw CVA(ö) 65,586 1,799
4,852
Canada - 1.9%
Canadian Apartment Properties(ö) 163,118 6,263
Granite Real Estate Investment Trust(ö) 79,473 4,702
RioCan Real Estate Investment Trust(ö) 396,271 5,767
16,732
China - 0.2%
Wharf Holdings, Ltd. (The) 579,000 1,377
France - 1.8%
ARGAN SA(ö) 11,209 832
Covivio(ö) 23,175 1,096
ICADE(ö) 21,647 904
Klepierre SA - GDR(ö) 393,798 9,770
Unibail-Rodamco-Westfield(Æ)(ö) 59,954 3,169
15,771
Germany - 1.5%
LEG Immobilien SE(Æ) 60,313 3,464
TAG Immobilien AG(Æ) 312,157 2,950
Vonovia SE 359,814 7,025
13,439
Guernsey - 0.2%
Sirius Real Estate, Ltd. 1,318,832 1,431
Hong Kong - 4.5%
CK Asset Holdings, Ltd. 1,248,408 6,928
Hang Lung Properties, Ltd. - ADR 982,000 1,516
Hongkong Land Holdings, Ltd. 263,082 1,028
Hysan Development Co., Ltd. 451,000 1,103
Link Real Estate Investment Trust(ö) 1,943,343 10,819
Sun Hung Kai Properties, Ltd. 1,129,052 14,241
Wharf Real Estate Investment Co., Ltd. 789,247 3,950
39,585
Japan - 9.5%
Activia Properties, Inc.(ö) 1,414 3,956
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Advance Residence Investment Corp.
(ö) 1,613 3,849
Daiwa House REIT Investment Corp.(ö) 650 1,248
Hulic REIT, Inc.(ö) 1,565 1,748
Industrial & Infrastructure Fund
Investment Corp.(ö) 3,765 3,968
Invincible Investment Corp.(ö) 7,320 2,911
Japan Excellent, Inc.(Ñ)(ö) 2,196 1,910
Japan Hotel REIT Investment Corp.(ö) 4,059 2,073
Japan Retail Fund Investment Corp.(ö) 6,959 4,648
Keihanshin Building Co., Ltd. 249,300 2,004
Kenedix Office Investment Corp. Class
A(ö) 179 431
Kenedix Retail REIT Corp.(ö) 1,781 3,594
Mitsubishi Estate Co., Ltd. 1,114,292 13,291
Mitsui Fudosan Co., Ltd. 593,711 11,846
Mitsui Fudosan Logistics Park, Inc.
(Æ)(ö) 736 2,556
MORI Trust Sogo REIT, Inc.(ö) 10,414 5,207
Nippon Prologis REIT, Inc.(Æ)(ö) 3,720 7,463
Nomura Real Estate Holdings, Inc. 136,600 3,249
Sekisui House REIT, Inc.(ö) 4,037 2,349
Sumitomo Realty & Development Co.,
Ltd. 34,800 862
TOC Co., Ltd. 83,500 367
Tokyu Fudosan Holdings Corp. 155,759 892
United Urban Investment Corp.(ö) 2,870 2,899
83,321
Macao - 0.2%
Sands China, Ltd.(Æ) 594,800 2,036
Netherlands - 0.3%
CTP NV(Þ) 123,864 1,608
Eurocommercial Properties NV(ö) 54,711 1,270
2,878
Singapore - 3.5%
CapitaLand Ascendas REIT(ö) 3,090,900 6,235
Capitaland Investment, Ltd. 3,439,400 8,453
CapitaLand Mall Trust Class A(Æ)(ö) 1,889,300 2,672
Frasers Centrepoint Trust(Æ)(ö) 775,000 1,258
Frasers Logistics & Commercial
Trust(Æ)(ö)(Þ) 5,437,500 5,036
Mapletree Logistics Trust(Æ)(ö) 3,317,800 3,983
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,055,255 3,046
30,683
Spain - 0.4%
Arima Real Estate Socimi SA(Æ)(ö) 101,704 951
Inmobiliaria Colonial Socimi SA(ö) 134,436 815
Merlin Properties Socimi SA(ö) 232,577 1,996
3,762
Sweden - 1.2%
Castellum AB 413,011 3,946
Catena AB 64,387 2,358

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fabege AB(Ñ) 233,152 1,683
Fastighets AB Balder Class B(Æ) 504,839 1,845
Pandox AB 96,234 1,122
10,954
Switzerland - 0.3%
PSP Swiss Property AG 22,193 2,481
United Kingdom - 4.3%
Big Yellow Group PLC(ö) 147,620 2,014
British Land Co. PLC (The)(ö) 1,493,779 5,761
Derwent London PLC(ö) 107,911 2,809
Grainger PLC 957,579 2,767
Land Securities Group PLC(ö) 402,043 2,940
Life Science REIT PLC(Ñ)(ö) 1,003,481 867
LondonMetric Property PLC(ö) 187,072 394
LXI REIT PLC(ö)(Þ) 920,793 1,006
PRS REIT PLC (The)(ö) 832,870 851
Safestore Holdings PLC(ö) 423,086 4,570
Segro PLC(ö) 1,051,478 9,586
Tritax EuroBox PLC(Þ) 1,089,673 708
UNITE Group PLC (The)(ö) 311,695 3,449
37,722
United States - 60.9%
Agree Realty Corp.(ö) 141,462 9,250
American Homes 4 Rent Class A(ö) 229,528 8,137
Americold Realty Trust, Inc.(ö) 465,405 15,033
Apartment Income REIT Corp.(ö) 51,739 1,867
AvalonBay Communities, Inc.(ö) 107,747 20,393
Boyd Gaming Corp. 36,319 2,519
Camden Property Trust(ö) 74,055 8,062
Cousins Properties, Inc.(ö) 205,440 4,684
Digital Realty Trust, Inc.(ö) 256,597 29,219
EastGroup Properties, Inc.(ö) 46,081 8,000
Equinix, Inc.(ö) 53,749 42,136
Equity LifeStyle Properties, Inc. Class
A(ö) 142,502 9,532
Essential Properties Realty Trust, Inc.
(ö) 227,759 5,361
Essex Property Trust, Inc.(ö) 22,243 5,212
Extra Space Storage, Inc.(ö) 63,165 9,402
Healthcare Realty Trust, Inc.(ö) 398,844 7,522
Highwoods Properties, Inc.(ö) 141,847 3,392
Host Hotels & Resorts, Inc.(ö) 207,154 3,486
Invitation Homes, Inc.(ö) 567,619 19,526
Iron Mountain, Inc.(ö) 135,760 7,714
Jones Lang LaSalle, Inc.(Æ) 25,958 4,044
Kimco Realty Corp.(ö) 875,428 17,263
Kite Realty Group Trust(ö) 369,829 8,262
Life Storage, Inc.(ö) 58,292 7,751
Medical Properties Trust, Inc.(ö) 223,334 2,068
Mid-America Apartment Communities,
Inc.(ö) 128,470 19,509
National Retail Properties, Inc.(ö) 98,495 4,215
Omega Healthcare Investors, Inc.(ö) 207,638 6,372
Prologis, Inc.(ö) 537,154 65,871
Public Storage(ö) 90,337 26,368
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Realty Income Corp.(ö) 356,752 21,330
Ryman Hospitality Properties, Inc.(ö) 73,780 6,856
SBA Communications Corp.(ö) 5,725 1,327
Simon Property Group, Inc.(ö) 258,380 29,838
Spirit Realty Capital, Inc.(ö) 238,134 9,378
Sun Communities, Inc.(ö) 79,564 10,380
UDR, Inc.(ö) 363,318 15,608
VICI Properties, Inc.(ö) 445,277 13,995
Welltower, Inc.(ö) 511,509 41,376
WP Carey, Inc.(ö) 59,259 4,004
536,262
Total Common Stocks
(cost $766,093) 836,252
Warrants and Rights - 0.0%
Aedifica SA(Æ)
2024 Rights 20,336 27
Total Warrants and Rights
(cost $—) 27
Short-Term Investments - 4.1%
United States - 4.1%
U.S. Cash Management Fund(@) 36,106,061 (∞) 36,095
Total Short-Term Investments
(cost $36,094) 36,095
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 4,501,530 (∞) 4,502
Total Other Securities
(cost $4,502) 4,502
Total Investments - 99.5%
(identified cost $806,689) 876,876
Other Assets and Liabilities,
Net - 0.5%
4,209
Net Assets - 100.0%
881,085

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
118 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
CTP NV 04/06/21 EUR 123,864 17.46 2,162
1,608
Frasers Logistics & Commercial Trust 07/12/21 SGD 5,437,500 1.02 5,521
5,036
HomeCo Daily Needs REIT 02/06/23 AUD 2,173,117 0.92 2,005
1,710
LXI REIT PLC 09/05/22 GBP 920,793 1.48 1,360
1,006
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 708
10,068
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 788 USD 26,548 09/23
763
FTSE/EPRA Europe Index Futures 298 EUR 4,068 09/23
(168)
Hang Seng Index Futures 15 HKD 14,105 07/23
(9)
MSCI Singapore Index Futures 67 SGD 1,936 07/23
3
S&P/TSX 60 Index Futures 5 CAD 1,218 09/23
15
SPI 200 Index Futures 12 AUD 2,148 09/23
6
TOPIX Index Futures 24 JPY 549,120 09/23 106
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 716
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 366 AUD 555 07/03/23 4
Bank of America USD 573 EUR 523 09/20/23 —
Bank of America USD 589 JPY 83,961 09/20/23 —
Bank of America EUR 10 USD 11 07/03/23 —
Bank of America EUR 7 USD 7 07/05/23 —
Bank of New York USD 418 AUD 612 09/20/23 (10)
Bank of New York USD 341 CAD 452 09/20/23 1
Bank of New York USD 1,342 EUR 1,231 09/20/23 7
Bank of New York USD 674 HKD 5,266 09/20/23 (1)
Bank of New York USD 1,137 JPY 156,256 09/20/23 (41)
Bank of New York USD 503 SGD 671 09/20/23 (5)
HSBC USD 418 AUD 612 09/20/23 (10)
HSBC USD 341 CAD 452 09/20/23 1
HSBC USD 1,341 EUR 1,231 09/20/23 7
HSBC USD 674 HKD 5,266 09/20/23 (1)
HSBC USD 1,137 JPY 156,256 09/20/23 (41)
HSBC USD 502 SGD 671 09/20/23 (5)
Royal Bank of Canada USD 418 AUD 612 09/20/23 (9)
Royal Bank of Canada USD 341 CAD 452 09/20/23 1
Royal Bank of Canada USD 1,341 EUR 1,231 09/20/23 7
Royal Bank of Canada USD 674 HKD 5,266 09/20/23 (1)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 119
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 1,136 JPY 156,256 09/20/23 (40)
Royal Bank of Canada USD 502 SGD 671 09/20/23 (5)
UBS USD 66 AUD 99 07/03/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (141)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 32,966 $ —
$ —
$ 32,966 3 .7
Belgium — 4,852 —
—
4,852 0 .5
Canada 16,732 — —
—
16,732 1 .9
China — 1,377 —
—
1,377 0 .2
France — 15,771 —
—
15,771 1 .8
Germany — 13,439 —
—
13,439 1 .5
Guernsey — 1,431 —
—
1,431 0 .2
Hong Kong — 39,585 —
—
39,585 4 .5
Japan — 83,321 —
—
83,321 9 .5
Macao — 2,036 —
—
2,036 0 .2
Netherlands — 2,878 —
—
2,878 0 .3
Singapore — 30,683 —
—
30,683 3 .5
Spain — 3,762 —
—
3,762 0 .4
Sweden — 10,954 —
—
10,954 1 .2
Switzerland — 2,481 —
—
2,481 0 .3
United Kingdom — 37,722 —
—
37,722 4 .3
United States 536,262 — —
—
536,262 60 .9
Warrants and Rights 27 — — — 27 —
*
Short-Term Investments — — — 36,095 36,095 4 .1
Other Securities — — — 4,502 4,502 0 .5
Total Investments 553,021 283,258 — 40,597 876,876 99 .5
Other Assets and Liabilities, Net
0 .5
100 .0
Other Financial Instruments
Assets
Futures Contracts 893 — — — 893 0 .1
Foreign Currency Exchange Contracts 4 24 — — 28 —
*
A
Liabilities
Futures Contracts (177) — — — (177) (—)
*

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
120 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts — (169) — — (169) (—)
*
Total Other Financial Instruments
**
$ 720 $ (145) $ — $ — $ 575
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..........................................................................................
185,962
Healthcare ..........................................................................................
60,385
Industrial ............................................................................................
140,232
Lodging/Resorts .................................................................................
32,963
Office ..................................................................................................
26,602
Residential ..........................................................................................
148,019
Retail ..................................................................................................
119,331
Self Storage ........................................................................................
50,104
Technology .........................................................................................
72,681
Short-Term Investments .....................................................................
36,095
Other Securities ..................................................................................
4,502
Total Investments ............................................................................... 876,876

Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 121
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 28
Variation margin on futures contracts* 893 —
Total
$ 893 $ 28
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 177 $ —
Unrealized depreciation on foreign currency exchange contracts — 169
Total
$ 177 $ 169
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (471) $ —
Foreign currency exchange contracts — (117)
Total
$ (471) $ (117)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,782 $ —
Foreign currency exchange contracts — (263)
Total
$ 1,782 $ (263)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
122 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,234 $ — $ 4,234
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 28 — 28
Total Financial and Derivative Assets
4,262 — 4,262
Financial and Derivative Assets not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Assets subject to a netting agreement
$ 4,259 $ — $ 4,259
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 8 $ 8 $ — $ —
Citigroup
1,259 — 1,259 —
HSBC
1,405 8 1,397 —
Morgan Stanley
1,578 — 1,578 —
Royal Bank of Canada
9 9 — —
Total
$ 4,259 $ 25 $ 4,234 $ —

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 123
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 169 $ — $ 169
Total Financial and Derivative Liabilities
169 — 169
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 169 $ — $ 169
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 56 $ 8 $ — $ 48
HSBC 57 8 — 49
Royal Bank of Canada 56 9 — 47
Total
$ 169 $ 25 $ — $ 144
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
124 Global Real Estate Securities Fund
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 806,689
Investments, at fair value(*)(>) ....................................................................................................................................................
876,876
Foreign currency holdings(^) ....................................................................................................................................................... 1,365
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 28
Receivables:
Dividends and interest ...................................................................................................................................................... 3,048
Dividends from affiliated funds ....................................................................................................................................... 126
Investments sold ............................................................................................................................................................... 14,671
Fund shares sold ............................................................................................................................................................... 15
Foreign capital gains taxes recoverable ........................................................................................................................... 362
From broker(a) ................................................................................................................................................................. 2,565
Variation margin on futures contracts .............................................................................................................................. 720
Prepaid expenses .......................................................................................................................................................................... 6
Total assets ...............................................................................................................................................................
899,782
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 13,006
Fund shares redeemed ...................................................................................................................................................... 152
Accrued fees to affiliates .................................................................................................................................................. 619
Other accrued expenses .................................................................................................................................................... 249
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 169
Payable upon return of securities loaned ..................................................................................................................................... 4,502
Total liabilities ...........................................................................................................................................................
18,697
Net Assets ...............................................................................................................................................................
$ 881,085

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 125
Statement of Assets and Liabilities, continued — June 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (43,087)
Shares of beneficial interest .........................................................................................................................................................
700
Additional paid-in capital ............................................................................................................................................................
923,472
Net Assets ...............................................................................................................................................................
$ 881,085
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 12.58
Net assets ............................................................................................................................................................................. $ 881,084,954
Shares outstanding ($.01 par value) ..................................................................................................................................... 70,016,773
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,390
(*)     Securities on loan included in investments $ 4,234
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 40,597
(a)     Receivable from Broker for Futures $ 2,565
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
126 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended June 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 17,282
Dividends from affiliated funds ....................................................................................................................................... 705
Securities lending income (net) ....................................................................................................................................... 36
Less foreign taxes withheld ............................................................................................................................................. (703)
Total investment income ..............................................................................................................................................................
17,320
Expenses
Advisory fees ................................................................................................................................................................... 3,494
Administrative fees .......................................................................................................................................................... 218
Custodian fees .................................................................................................................................................................. 87
Transfer agent fees ........................................................................................................................................................... 19
Professional fees .............................................................................................................................................................. 96
Trustees’ fees .................................................................................................................................................................... 28
Printing fees ..................................................................................................................................................................... 18
Miscellaneous .................................................................................................................................................................. 16
Total expenses ..............................................................................................................................................................................
3,976
Net investment income (loss) .......................................................................................................................................................
13,344
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (22,016)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (471)
Foreign currency exchange contracts ............................................................................................................................... (117)
Foreign currency-related transactions .............................................................................................................................. (159)
Net realized gain (loss) ................................................................................................................................................................
(22,762)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 30,111
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 1,782
Foreign currency exchange contracts ............................................................................................................................... (263)
Foreign currency-related transactions .............................................................................................................................. (51)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 31,575
Net realized and unrealized gain (loss) ........................................................................................................................................ 8,813
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 22,157

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 127
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2023
(Unaudited)
Fiscal Year Ended
December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 13,344 $ 18,842
Net realized gain (loss) ....................................................................................................................... (22,762) (52,445)
Net change in unrealized appreciation (depreciation) ........................................................................ 31,575 (269,722)
Net increase (decrease) in net assets from operations .............................................................................. 22,157 (303,325)
Distributions
To shareholders ................................................................................................................................... (4,877) (15,495)
From return of capital ......................................................................................................................... — (4,589)
Net decrease in net assets from distributions ............................................................................................ (4,877) (20,084)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 4,220 37,657
Total Net Increase (Decrease) in Net Assets ........................................................................
21,500 (285,752)
Net Assets
Beginning of period .................................................................................................................................. 859,585 1,145,337
End of period .............................................................................................................................................
$ 881,085 $ 859,585
* Share transaction amounts (in thousands) for the periods ended June 30, 2023 and December 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 1,611 $ 20,121 3,957 $ 51,215
Proceeds from reinvestment of distributions 392 4,877 1,452 20,084
Payments for shares redeemed (1,665) (20,778) (2,228) (33,642)
Total increase (decrease)
338 $ 4,220 3,181 $ 37,657

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
128 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
June 30, 2023
(ƣ)
12.34 .19 .12 .31 (.07) — —
December 31, 2022 17.22 .28 (4.86) (4.58) (.11) (.12) (.07)
December 31, 2021 14.37 .36 3.44 3.80 (.78) (.17) —
December 31, 2020 15.40 .26 (1.09) (.83) (.20) — —
December 31, 2019 13.32 .26 2.60 2.86 (.78) — —
December 31, 2018 14.81 .43 (1.26) (.83) (.64) (.02) —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 129
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.07) 12.58 2.52 881,085 .91 .91 3.06 32
(.30) 12.34 (26.77) 859,585 .91 .91 1.99 68
(.95) 17.22 27.19 1,145,337 .91 .91 2.22 68
(.20) 14.37 (5.18) 932,641 .91 .91 1.94 96
(.78) 15.40 21.64 951,287 .92 .92 1.72 81
(.66) 13.32 (5.72) 822,474 .92 .92 3.03 78

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
130 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 20 2 3 with underlying f unds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 574,218
Administrative fees 35,889
Transfer agent fees 3,159
Trustee fees 5,473
$ 618,739
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,549 $ 86,911 $ 83,362 $ 1 $ (4) $ 36,095 $ 705 $ —
U.S. Cash Collateral Fund 2,436 43,522 41,456 — — 4,502 135 —
$ 34,985 $ 130,433 $ 124,818 $ 1 $ (4) $ 40,597 $ 840 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 857,059,586 $ 33,404,790 $ (13,013,159) $ 20,391,631

Russell Investment Funds
Notes to Schedules of Investments — June 30, 2023 (Unaudited)
Notes to Schedules of Investments 131
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the Notes.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt

Russell Investment Funds
Notes to Schedules of Investments, continued — June 30, 2023 (Unaudited)
132 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — June 30, 2023 (Unaudited)
Notes to Financial Highlights 133
(ƣ) For the period ended June 30, 2023 (Unaudited).
(ƥ) Average daily shares outstanding were used for this calculation.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(Ɵ) Less than $.01 per share.
(ǿ) Periods less than one year are not annualized.
(ɯ) Periods less than one year are annualized.
(±) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(∆) For the following funds, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended U.S. Strategic Equity Fund U.S. Small Cap Equity Fund
June 30, 2023 0.84% 1.02%
December 31, 2022 0.84% 1.03%
December 31, 2021 N/A 1.05%
December 31, 2020 N/A 1.10%
December 31, 2019 N/A 1.08%
December 31, 2018 N/A N/A

Russell Investment Funds
Notes to Financial Statements — June 30, 2023 (Unaudited)
134 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the six months ended June 30, 2023.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Notes to Financial Statements 135
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
136 Notes to Financial Statements
quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For the period ended June 30, 2023, the U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, International Developed
Markets Fund and Global Real Estate Securities Fund had no transfers into or out of Level 3 of the fair value hierarchy. The
Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $ 2,470,717.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Notes to Financial Statements 137
portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Certain callable debt securities held at a premium will be amortized to the earliest call date. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
138 Notes to Financial Statements
appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of June 30, 2023, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2019 through December 31,
2021, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the current fiscal year.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond
and Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Notes to Financial Statements 139
transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of June 30, 2023. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the
Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain
(loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
140 Notes to Financial Statements
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2023, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2023, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended June 30, 2023, the Funds did not enter into any options.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Notes to Financial Statements 141
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2023, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, total return
(equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed.
Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as
SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement.
Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
142 Notes to Financial Statements
defaults or becomes bankrupt. In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events)
of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2023, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Notes to Financial Statements 143
be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the
Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended June 30, 2023, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended June 30, 2023, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a
“basket” of securities representing a particular index).
For the period ended June 30, 2023, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended June 30, 2023, the Funds did not enter into any currency swaps.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
144 Notes to Financial Statements
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents, it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions,

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Notes to Financial Statements 145
the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Strategic Equity Fund and U.S. Small Cap Equity
Fund may engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State
Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the
Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of June 30, 2023, the market value of securities on loan through the reciprocal lending program for the U.S. Strategic Equity and U.S. Small Cap Equity Funds was $16,018,515 and $7,924,470, respectively.
As of June 30, 2023, the U.S. Strategic Equity and U.S. Small Cap Equity Funds held $33,691,049 and $11,918,330, respectively, as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.

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146 Notes to Financial Statements
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of June 30, 2023, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and
Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund’s Statement of
Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund.
All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-
U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day.
Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.
With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and

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Notes to Financial Statements 147
must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-
agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring

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148 Notes to Financial Statements
of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

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Notes to Financial Statements 149
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of June 30, 2023, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
London Interbank Offered Rate (“LIBOR”)
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that historically relied in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United
Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3- month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. Replacement rates that have been identified include SOFR, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, the Sterling Overnight Index Average
Rate (“SONIA”), which is intended to replace British Pound Sterling LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, and other rates derived from markets connected to SOFR, such as Term
SOFR. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to publish an unrepresentative
“synthetic LIBOR” using a changed methodology until at least the end of September 2024. The impact of synthetic LIBOR is uncertain and some LIBOR contracts may use synthetic LIBOR instead of other alternative reference rates. Accordingly, synthetic LIBOR may be a significant factor in the cost of financing certain Fund investments or the value or return on certain other Fund investments.
Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that were tied to LIBOR or continue to be tied to synthetic LIBOR and may result in a reduction in value of certain instruments held by a Fund. The unavailability of LIBOR may affect the value,

Russell Investment Funds
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150 Notes to Financial Statements
liquidity or return on certain Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to a Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV. At this time, it is not possible to predict the effect of the establishment of SOFR,
SONIA or any other replacement rates or any other reforms to LIBOR. The impact of any substitute reference rate will vary on an investment-by-investment basis. These developments could negatively impact financial markets in general and present heightened risks to the Funds, including with respect to their performance, liquidity and volatility.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended June 30, 2023, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:
Funds Purchases Sales
U.S. Strategic Equity Fund $ 157,633,244 $ 174,520,742
U.S. Small Cap Equity Fund 88,554,561 93,950,174

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Notes to Financial Statements 151
During the period ended June 30, 2023, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of
Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2023:
Funds Purchases Sales
International Developed Markets Fund 29,313,970 42,510,510
Strategic Bond Fund 148,572,361 150,139,918
Global Real Estate Securities Fund 280,914,304 271,063,227
Funds Purchases Sales
Strategic Bond Fund $ 120,785,105 $ 105,584,037
Annual Rate
Funds Advisory (%) Administration (%)*
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Funds Advisory Administrative
U.S. Strategic Equity Fund
$ 1,784,965 $ 122,258
U.S. Small Cap Equity Fund
936,281 52,016
International Developed Markets Fund
1,500,097 83,339
Strategic Bond Fund
2,371,209 215,565
Global Real Estate Securities Fund
3,494,027 218,377

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
152 Notes to Financial Statements
RIM has agreed to certain waivers of its advisory fees as follows:
For the U.S. Strategic Equity Fund, RIM has contractually agreed to waive, until February 29, 2024, 0.02% of its 0.73% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2023 was $8,346.
For the U.S. Small Cap Equity Fund, RIM has contractually agreed to waive, until April 30, 2024, 0.04% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2023 was $41,613.
For the International Developed Markets Fund, RIM has contractually agreed to waive, until April 30, 2024, 0.02% of its 0.90%
advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2023 was $33,335.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2023 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services,
LLC (“RIIS”), a registered broker-dealer and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the equity and derivative portfolio transactions that RIM effects for the Funds are executed through RIIS. Use of an affiliated broker-dealer may present a potential conflict of interest as such broker-dealer generally receives compensation for effecting portfolio transactions which may provide a financial incentive for RIM or a money manager to select an affiliated broker-dealer. RIIS uses a multi-venue trade approach whereby RIIS trades with RIIS’
network of independent venues, including brokers for execution, clearing and other services. Trades placed through RIIS and its independent venues are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of certain Fund’s assets that RIM determines not to allocate to money manager strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-
discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain listed futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
Funds Amount
U.S. Strategic Equity Fund
$ 10,759
U.S. Small Cap Equity Fund
4,577
International Developed Markets Fund
7,334
Strategic Bond Fund
18,970
Global Real Estate Securities Fund
19,217

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Notes to Financial Statements 153
During the period ended June 30, 2023, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a -7 of the Investment Company Act.
Board of Trustees
The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended June 30, 2023, the regular compensation paid to the Trustees by the Russell Investments fund complex was
$1,144,000.
5. Federal Income Taxes
As of June 30, 2023, the Funds did not have any capital loss carryforwards.
6. Record Ownership
As of June 30, 2023, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
8. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of
Investments. For the period ended June 30, 2023, the Fund had no unfunded loan commitments.
9. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 13, 2024, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended June 30, 2023.
Funds # of Shareholders %
U.S. Strategic Equity Fund
2 79.5
U.S. Small Cap Equity Fund
2 83.2
International Developed Markets Fund
2 81.2
Strategic Bond Fund
1 67.5
Global Real Estate Securities Fund
2 87.1

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
154 Notes to Financial Statements
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Russell Investment Funds
Affiliated Brokerage Transactions — June 30, 2023 (Unaudited)
Affiliated Brokerage Transactions 155
As discussed in Note 4 in the Notes to financial statements contained in this semi-annual report, a money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a
Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the equity and derivative portfolio transactions that RIM effects for the Funds are executed through RIIS. Use of an affiliated broker-
dealer may present a potential conflict of interest as such broker-dealer generally receives compensation for effecting portfolio transactions which may provide a financial incentive for RIM or a money manager to select an affiliated broker-dealer. RIIS uses a multi-venue trade approach whereby RIIS trades with RIIS’ network of independent venues, including brokers for execution, clearing, and other services. Trades placed through RIIS and its independent venues are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of certain Fund’s assets that RIM determines not to allocate to money manager strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain listed futures, swaps,
OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the
Funds. Brokerage commission amounts received by broker/dealers that were affiliated with the Funds, RIM or the relevant money managers for the period ended June 30, 2023 were as follows:
Funds Affiliated Broker
RIIS
U.S. Strategic Equity Fund $ 6,252
U.S. Small Cap Equity Fund 17,335
International Developed Markets Fund 13,947
Global Real Estate Securities Fund 55,984

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement — (Unaudited)
156 Basis for Approval of Investment Advisory Agreement
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”)
voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the
“Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 22,
2023 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the
Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing (i) the performance of the Funds over various time periods and (ii) the Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by
RIM, believed by the provider to be generally comparable to the Funds (the “Third-Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds, ” and, with the Fund, such Comparable
Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the
“Agreement Evaluation Information. ” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”)
with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At a meeting held in person on April 24, 2023, the Independent Trustees met privately with Independent Counsel to discuss the
Agreement Evaluation Information received to that date. At a meeting held in person on April 25, 2023 (the “Agreement Information
Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in
an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel,
(ii) Fund Counsel, (iii) the Chief Investment Officer (“CIO”) of the Funds, who is also the President and CIO of RIM and RIM’s ultimate parent company, (iv) the Chief Financial Officer and the Chief Legal Officer of RIM and RIM’s ultimate parent company, and (v) the President, Chief Executive Officer and non-Independent Trustee of the Funds, who is also the Chief Operating Officer of RIM’s ultimate parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, at the conclusion of the
Agreement Information Review Meeting, the Independent Trustees communicated additional questions and requested additional
Agreement Evaluation Information. Certain additional Agreement Evaluation Information requested verbally at the Agreement
Information Review Meeting and subsequent thereto in writing was provided to the Board on May 9, 2023. On May 15, 2023, the Independent Trustees met by video conference in private session with Independent Counsel to further discuss the Agreement
Evaluation Information and review the additional Agreement Evaluation Information provided to date. On May 16, 2023, the
Independent Trustees provided follow-up requests and comments relating to the additional Agreement Evaluation Information. On
May 19, 2023 and at the Agreement Evaluation Meeting, the Board Chair and Board, respectively, were provided with responses to the follow-up requests and comments relating to certain of the additional Agreement Evaluation Information requested at the
Agreement Information Review Meeting and subsequent thereto.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 157
by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the
Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Funds employs a manager-of-managers method of investment and that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies. Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Funds and is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund; or
(3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. In this regard, assets of each Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that Fund. RIM may change a Fund’s asset allocation to a Money
Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Fund’s cash and portions of a Fund during transitions between discretionary Money Managers.
RIM also continues to manage directly any portion of each Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash
“equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Fund that RIM manages based upon non-discretionary Money
Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation, ” or “emulation, ” process designed to capture return streams of multiple Money Managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the Funds benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, and the potential for additional commission recapture. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM Agreement.
RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money
Managers for each Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Fund assigned to it by RIM in accordance with the Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Fund, RIM is responsible for, among other things, providing each
Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money
Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal,

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
158 Basis for Approval of Investment Advisory Agreement
modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money Manager with specific investment guidelines based on a Fund’s investment program and RIM’s assessment of the Money Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine their investment activities in a complementary fashion. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same
Fund. In light of the foregoing, the overall performance of each Fund has reflected, in great part, the performance of RIM in designing the Fund’s investment program, structuring the Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Fund. In the Agreement
Evaluation Information, RIM noted the broad array of investment management services provided to the Funds by RIM and the relatively narrow portfolio management services provided to the Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection,
Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation and experience in managing the Funds’ manager-of-managers structure.
The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Funds and the possibility that, at the current expense ratio of each Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The advisory fee paid by the Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”), and the fact that it encompasses all investment advisory fees paid by the Fund, including the fact that RIM pays all Money Manager Fees out of its
Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee, ” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Funds invest their uninvested cash and securities lending cash collateral, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 159
6. Information provided by RIM as to expenses incurred by the Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund
(excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM who are also senior representatives of RIM’s ultimate parent company certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the Funds. The CIO discussed with the Board the performance of the Funds as well as certain adjustments to portfolio positioning and aspects of the natural evolution of RI’s investment process.
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The
Annual CCO Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the
Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
The Board also received information from and discussed with the CCO interactions between RIM and its principal regulators over the past twelve months.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’ employees and Hamilton Lane Advisors,
LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels of Russell Investments Group, Ltd. and certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Fund’s cash, directly manages a portion (which may represent a significant portion) of the Funds pursuant to the RIM Agreement, with the actual allocation of Fund assets among Money Manager

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
160 Basis for Approval of Investment Advisory Agreement
strategies and RIM being determined from time to time by the RIM portfolio manager(s). RIM utilizes quantitative and/or rules-
based processes and qualitative analysis to assess Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as lower volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization, ” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.
” While no new direct management strategies were implemented in 2022, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services.
Therefore, larger portions of certain Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and, through RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Fund. RIM’s Direct Management Services are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The
Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Funds, and the fact that the aggregate Advisory Fees paid by the Funds are not increased as a result of RIM’s direct management of Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services, as well as changes in the allocation of affiliated funds-of-funds’ assets among the Funds, may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-of-
managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Funds, whereby those Funds have
Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero).
In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Funds or RIM from the use of a Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove
Money Managers from, a Money Manager bench lineup for Funds, or create Money Manager bench lineups for additional Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.

Russell Investment Funds
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Basis for Approval of Investment Advisory Agreement 161
• Most discretionary Money Manager equity assignments were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. According to RIM, the Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission. The commission rates the
Funds pay on trades RIM effects through its affiliated broker dealer are determined by an oversight committee of RIM. RIM noted
certain recent enhancements to the emulation process, including increasing the frequency of receipt of certain Money Manager model portfolios, and the utilization of a risk-based portfolio dashboard. While RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain Money Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Adjustments to the overall credit quality and risk exposures for a fixed-income Fund to better align the Fund with its peer group constituents.
In evaluating the Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective Comparable
Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees and Management Fees with the advisory fees and management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information showed, among other things, that each Fund had a Management Fee which, compared with the management fees of its respective
Comparable Funds on an actual basis, was ranked in the fifth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Universe, and the fifth quintile represents funds with the highest management fees among funds in the Expense Universe. The comparisons were based upon the latest fiscal years for the Expense Universe funds.
The Funds are distributed exclusively to holders of variable annuity and variable life insurance contracts issued by insurance companies (“Insurance Contract Holders”). Among other things, RIM noted that meaningful comparisons of management fees between funds affiliated with insurance companies issuing variable annuity and life insurance policies to Insurance Contract Holders and funds that are not affiliated with such insurance companies, such as the Funds, are difficult as insurance companies have flexibility to allocate certain fees between the variable annuity and variable life insurance contracts held by Insurance Contract
Holders and the affiliated underlying funds. RIM also discussed the administrative services provided by an insurance company to
Insurance Contract Holders invested in the Funds and the costs associated with the provision of such administrative services. RIM explained that these administrative services benefit these Funds’ Insurance Contract Holders and are necessary for the operation of the Funds.
In discussing the Funds’ Management Fees generally, RIM noted, among other things, that its Management Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margins from its relationships with the Funds decreased in 2022, and RIM’s 2022 pre-tax profit margins in providing investment advisory services to the Funds is comparable with the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted for the year 2021.

Russell Investment Funds
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162 Basis for Approval of Investment Advisory Agreement
RIM has expressed its view that Advisory Fees should also be considered not only in isolation, but also in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Group. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with
RIM the Management Fees and total expense ratios of the Funds relative to their respective Comparable Funds, including the fee waivers RIM had implemented and agreed to implement to reduce Management Fees and/or total expenses for certain Funds, and
Comparable Fund fee and expense trending year-over-year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management
Fee and total expense comparisons.
The Board considered RIM’s explanation of the reasons for each Fund’s actual Management Fee rankings. RIM expressed its belief that each Fund’s Management Fee was fair and reasonable notwithstanding the Third-Party Information comparisons based on, and as discussed in, the Agreement Evaluation Information.
With respect to the U.S. Strategic Equity Fund, the Board considered that, after considering a request from the Independent Trustees,
RIM agreed to implement Advisory Fee waivers for the Fund in two phases. The Board noted that, while in effect, these Advisory
Fee waivers would have a beneficial effect on comparisons of the U.S. Strategic Equity Fund’s Management Fees relative to the management fees of its Comparable Funds.
With respect to the other Funds, the Board noted that the total expenses for the International Developed Markets Fund had a small variance to the third quintile of its Expense Universe, the total expenses for the U.S. Small Cap Equity Fund and Strategic Bond
Fund each ranked in the third quintile of its Expense Universe, and the total expenses for the Global Real Estate Securities Fund ranked in the second quintile of its Expense Universe.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds, as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers that had been implemented in the past year and those proposed to be implemented in 2023 and 2024.
The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance
Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds. However, the Board has received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
The Board also considered that the advisory fee rates payable to RIM by Other RIM Funds and fee rates payable to RIM and its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds. The Trustees considered RIM’s explanation that the advisory fees payable to RIM by the Funds and the
Other RIM Funds reflect, among other things, differences in the type of product, distribution channel and investors. The Trustees also considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/ communication and other

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
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Basis for Approval of Investment Advisory Agreement 163
needs than the Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the U.S. Securities and Exchange Commission. Accordingly, the
Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the U.S. Strategic Equity
Fund and International Developed Markets Fund were each ranked in the fourth quintile of its Expense Universe, the total expenses for the U.S. Small Cap Equity Fund and Strategic Bond Fund were each ranked in the third quintile of its Expense Universe, and the total expenses for the Global Real Estate Securities Fund were ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
With respect to the U.S. Strategic Equity Fund, the Board considered that, after considering a request from the Independent Trustees,
RIM agreed to implement Advisory Fee waivers for the Fund in two phases. The Board noted that, while in effect, these Advisory
Fee waivers would have a beneficial effect on comparisons of the U.S. Strategic Equity Fund’s total expenses relative to the total expenses of its Comparable Funds.
With respect to the U.S. Strategic Equity Fund and International Developed Markets Fund, the Board considered that each Fund’s total expenses had a small variance to the third quintile of its Expense Universe.
RIM expressed its belief that each Fund’s total expense ratio was fair and reasonable notwithstanding the Third-Party Information comparisons based on, and as discussed in, the Agreement Evaluation Information.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and
Agreement Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund, after giving effect to any applicable fee waivers and in light of other factors discussed above: (1) found that the Advisory Fee and Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund; (2) either found that the relative expense ratio of the Fund was comparable to those of its Comparable Funds or took into account the factors noted
above in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds supported the continuation of the RIM Agreement. In assessing the performance of the Funds, the
Board focused upon each Fund’s performance for the 3-year period ended December 31, 2022 as most relevant but also considered
Fund performance for the 1- and 5-year periods ended on such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.
With respect to the U.S. Strategic Equity Fund, the Third-Party Information showed that the Fund’s performance for the 1-, 3- and
5-year periods ended December 31, 2022 was ranked in the fifth quintile of its Performance Universe. For the 3-year period, RIM noted that the Fund’s tilt toward stocks with lower valuation characteristics relative to the Comparable Funds was a headwind, but was beneficial for the 2022 calendar year. RIM further noted that the Fund’s peer relative sector positioning had a mixed impact overall with an overweight to the outperforming energy sector being rewarded while an overweight to the real estate sector detracted

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
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164 Basis for Approval of Investment Advisory Agreement
from performance. The Board considered that the changes to certain Money Managers and changes in allocations among Money
Managers and RIM’s Direct Management Services that were implemented in 2022 to enhance performance were not yet fully reflected in the Fund’s investment results.
With respect to the Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance for the 3- and 5-year periods ended December 31, 2022 was ranked in the fourth quintile of its Performance Universe, and the Fund’s performance for the 1-year period ended on such date was ranked in the third quintile of its Performance Universe. For the 3-year period, RIM noted that during the sell-off in March 2020, the rally in investment grade corporate bonds benefited the Comparable Funds more than the Fund, as the Comparable Funds tended to hold larger overweights to the corporate market, while the Fund tended to favor securitized products. RIM also noted that the Fund’s relative overweight to interest rate risk detracted from performance in 2022, when interest rates increased while the Fund’s higher quality credit profile partially offset 2022’s negative relative performance.
The Board considered that a Money Manager change made in 2021 has contributed positively to performance, but was not yet fully reflected in the Fund’s 3-year investment results.
With respect to the Global Real Estate Securities Fund, the Third-Party Information showed that the Fund’s performance for the
1- and 3-year periods ended December 31, 2022 was ranked in the fourth quintile of its Performance Universe, and the Fund’s performance for the 5-year period ended on such date was ranked in the third quintile of its Performance Universe. RIM noted that the Fund’s Performance Universe includes a number of constituents with strategies that are notably different from the Fund’s global real estate focus, including regionally focused real estate strategies with performance patterns that significantly diverge from that of the Fund, and a number of constituents that are benchmarked to different indexes than the Fund’s benchmark index, leading to persistent structural differences with respect to sector and regional exposures.
The Third-Party Information also showed that the performance of the U.S. Small Cap Equity Fund and International Developed
Markets Fund was each ranked in the second quintile of its Performance Universe for the 3-year period ended December 31, 2022.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to its benchmark. The Board considered the Funds’ performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended December 31, 2022, the U.S. Small Cap Equity Fund and
International Developed Markets Fund outperformed their respective benchmarks; for the 3-year period ended December 31, 2022, the U.S. Small Cap Equity Fund and Global Real Estate Securities Fund outperformed their respective benchmarks; and for the
5-year period ended December 31, 2022, the U.S. Small Cap Equity Fund and Global Real Estate Securities Fund outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact Fund performance for periods prior and subsequent to their termination.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIM reporting, among other things, for each Money Manager: the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell
Investments Financial Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-
discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
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Basis for Approval of Investment Advisory Agreement 165
willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Quarterly Approval of Money Manager Contracts
Prior to the Agreement Evaluation Meeting, at the quarterly Board meeting held on February 28, 2023, the Board received a proposal from RIM to approve a new portfolio management contract for the Strategic Bond Fund.
The Trustees approved the terms of the proposed new portfolio management contract based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy);
RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; performance information for the new Money Manager; information as to any significant business relationships between the Money Manager and
RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with
Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed
Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the
Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 23, 2022 meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Company
Liquidity Risk Management Program — June 30, 2023 (Unaudited)
166 Liquidity Risk Management Program
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each
Fund’s “liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIF (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the
“Program Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The
Program Administrator, through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 22, 2023 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the
“Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; and (6) actions taken by the Program Administrator and
Program Administrator Delegate during the Program Reporting Period to manage Fund liquidity and liquidity risk.
The Board was informed that, in connection with its previous annual review and assessment of the Program, the Program
Administrator made certain updates to the Program during the Program Reporting Period. The Board was also informed of certain updates to the Program that would be implemented in the 2023 reporting period.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Funds
Shareholder Requests for Additional Information — June 30, 2023 (Unaudited)
Shareholder Requests for Additional Information 167
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.
sec. gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi- annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines
(“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P,
Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2022 are available (i) free of charge, upon request, by calling the
Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information and unless you have otherwise opted out, only one copy of the RIF prospectus will be sent to contract owners at the same address. Unless you specifically request paper copies of the annual and semi-annual reports from your insurance company, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website link to access the reports. If you would like to receive a separate copy of these documents, please contact your insurance company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Russell Investment Funds
Adviser, Money Managers and Service Providers — June 30, 2023 (Unaudited)
168 Adviser, Money Managers and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Kari Seabrands, Treasurer, Chief Accounting Officer &
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, United
Kingdom and Intermede Global Partners Inc., San
Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
RBC Global Asset Management (UK) Limited, London,
United Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom
and Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2023 SEMI-ANNUAL REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
JUNE 30, 2023
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 13
Growth Strategy Fund 23
Equity Growth Strategy Fund 33
Notes to Financial Highlights 43
Notes to Financial Statements 44
Basis for Approval of Investment Advisory Agreement 52
Liquidity Risk Management Program 62
Shareholder Requests for Additional Information 63
Adviser and Service Providers 64
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Semi-annual Report
June 30, 2023 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund
Shareholder Expense Example — June 30, 2023 (Unaudited)
Moderate Strategy Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2023 to June 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2023 $ 1,058.50 $ 1,024.10
Expenses Paid During Period* $ 0.71 $ 0.70
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
RIF Global Real Estate Securities Fund 173,642 2,184
Domestic Equities - 16.5%
RIF U.S. Small Cap Equity Fund 168,116 2,241
RIF U.S. Strategic Equity Fund 554,186 9,870
12,111
Fixed Income - 50.2%
RIC Investment Grade Bond Fund Class Y 551,091 10,124
RIC Unconstrained Total Return Fund Class Y 170,568 1,453
RIF Strategic Bond Fund 2,868,278 25,212
36,789
International Equities - 20.4%
RIC Emerging Markets Fund Class Y 96,779 1,468
RIC Global Equity Fund Class Y 1,208,942 10,554
RIF International Developed Markets Fund 252,802 2,961
14,983
Multi-Asset - 10.0%
RIC Multi-Strategy Income Fund Class Y 794,979 7,330
Total Investments in Affiliated Funds
(cost $76,742) 73,397
Total Investments - 100.1%
(identified cost $76,742) 73,397
Other Assets and Liabilities, Net - (0.1)%
(51)
Net Assets - 100.0%
73,346

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 5
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 76,742
Investments, at fair value(>) ........................................................................................................................................................
73,397
Receivables:
Investments sold ............................................................................................................................................................... 11
From affiliates .................................................................................................................................................................. 2
Total assets ...............................................................................................................................................................
73,410
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 11
Accrued fees to affiliates .................................................................................................................................................. 3
Other accrued expenses .................................................................................................................................................... 50
Total liabilities ...........................................................................................................................................................
64
Net Assets ...............................................................................................................................................................
$ 73,346

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (5,558)
Shares of beneficial interest .........................................................................................................................................................
82
Additional paid-in capital ............................................................................................................................................................
78,822
Net Assets ...............................................................................................................................................................
$ 73,346
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) .......................................................................................................................................................
$ 8.93
Net assets ............................................................................................................................................................................. $ 73,345,891
Shares outstanding ($.01 par value) ..................................................................................................................................... 8,209,048
Amounts in thousands
(>)     Investments in affiliated funds $ 73,397
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 7
Statement of Operations — For the Period Ended June 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 291
Expenses
Advisory fees ................................................................................................................................................................... 73
Administrative fees .......................................................................................................................................................... 15
Custodian fees .................................................................................................................................................................. 14
Transfer agent fees ........................................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 22
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 4
Expenses before reductions .............................................................................................................................................. 139
Expense reductions .......................................................................................................................................................... (88)
Net expenses ................................................................................................................................................................................
51
Net investment income (loss) .......................................................................................................................................................
240
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (953)
Capital gain distributions from affiliated funds ............................................................................................................... 76
Net realized gain (loss) ................................................................................................................................................................
(877)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 4,831
Net change in unrealized appreciation (depreciation) ................................................................................................................. 4,831
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,954
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 4,194

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2023
(Unaudited)
Fiscal Year Ended
December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 240 $ 1,253
Net realized gain (loss) ....................................................................................................................... (877) (425)
Net change in unrealized appreciation (depreciation) ........................................................................ 4,831 (15,284)
Net increase (decrease) in net assets from operations .............................................................................. 4,194 (14,456)
Distributions
To shareholders ................................................................................................................................... (204) (3,585)
Net decrease in net assets from distributions ............................................................................................ (204) (3,585)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (2,63 5 ) (6,956)
Total Net Increase (Decrease) in Net Assets ........................................................................
1,355 (24,997)
Net Assets
Beginning of period .................................................................................................................................. 71,991 96,988
End of period .............................................................................................................................................
$ 73,346 $ 71,991
* Share transaction amounts (in thousands) for the periods ended June 30, 2023 and December 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 151 $ 1,33 1 319 $ 2,931
Proceeds from reinvestment of distributions 23 204 386 3,585
Payments for shares redeemed (474) (4,170) (1,458) (13,472)
Total increase (decrease)
(300) $ (2,63 5 ) (753) $ (6,956)

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( ‡) ( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2023(ƣ) 8.46 .04 .45 .49 (.02) —
December 31, 2022 10.47 .14 (1.75) (1.61) (.16) (.24)
December 31, 2021 10.48 .36 .48 .84 (.46) (.39)
December 31, 2020 10.05 .16 .46 .62 (.19) —
December 31, 2019 9.26 .29 .85 1.14 (.12) (.23)
December 31, 2018 10.29 .32 (.82) (.50) (.44) (.09)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 11
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ǿ) ( ◊ )
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ɯ)( ∏ )
%
Ratio of Expenses
to Average
Net Assets,
Net
( ɯ )(∏)( Ƃ )
%
Ratio of Net
Investment Income
to Average
Net Assets
( ‡ )( ǿ) ( Ƃ )
%
Portfolio
Turnover Rate
( ǿ )
(.02) 8.93 5.85 73,346 .38 .14 .43 7
(.40) 8.46 (15.65) 71,991 .37 .14 1.57 6
(.85) 10.47 8.23 96,988 .36 .14 3.36 53
(.19) 10.48 6.40 92,798 .39 .14 1.69 23
(.35) 10.05 12.54 100,345 .38 .14 2.98 26
(.53) 9.26 (4.92) 101,103 .35 .14 3.20 22

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 2,552
Transfer agent fees 264
Trustee fees 490
$ 3,306
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 2,144 $ 209 $ 227 $ (23) $ 81 $ 2,184 $ 13 $ —
RIF U.S. Small Cap Equity Fund 2,886 38 817 (27) 161 2,241 5 —
RIF U.S. Strategic Equity Fund 6,800 2,711 868 (174) 1,401 9,870 24 76
RIC Investment Grade Bond Fund 10,061 411 384 (52) 88 10,124 151 —
RIC Unconstrained Total Return
Fund 1,454 26 41 (1) 15 1,453 — —
RIF Strategic Bond Fund 23,822 1,734 451 (55) 162 25,212 42 —
RIC Emerging Markets Fund 1,442 45 112 (16) 109 1,468 — —
RIC Global Equity Fund 13,330 22 4,333 (645) 2,180 10,554 — —
RIF International Developed
Markets Fund 2,886 61 302 60 256 2,961 8 —
RIC Multi-Strategy Income Fund 7,217 57 302 (20) 378 7,330 48 —
$ 72,042 $ 5,314 $ 7,837 $ (953) $ 4,831 $ 73,397 $ 291 $ 76
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 77,877,554 $ 4,401,472 $ (8,882,397) $ (4,480,925)

Russell Investment Funds
Balanced Strategy Fund
Shareholder Expense Example — June 30, 2023 (Unaudited)
Balanced Strategy Fund 13
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2023 to June 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2023 $ 1,083.10 $ 1,024.10
Expenses Paid During Period* $ 0.72 $ 0.70
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
14 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 3.9%
RIC Global Infrastructure Fund Class Y 475,837 4,135
RIF Global Real Estate Securities Fund 329,157 4,141
8,276
Domestic Equities - 17.8%
RIF U.S. Small Cap Equity Fund 560,930 7,477
RIF U.S. Strategic Equity Fund 1,675,018 29,832
37,309
Fixed Income - 31.3%
RIC Unconstrained Total Return Fund Class Y 484,292 4,126
RIF Strategic Bond Fund 6,988,345 61,428
65,554
International Equities - 39.0%
RIC Emerging Markets Fund Class Y 276,351 4,192
RIC Global Equity Fund Class Y 7,901,338 68,979
RIF International Developed Markets Fund 718,484 8,413
81,584
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 1,808,060 16,670
Total Investments in Affiliated Funds
(cost $207,847) 209,393
Total Investments - 100.0%
(identified cost $207,847) 209,393
Other Assets and Liabilities, Net - (0.0)%
(100)
Net Assets - 100.0%
209,293

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 15
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 207,847
Investments, at fair value(>) ........................................................................................................................................................
209,393
Receivables:
Investments sold ............................................................................................................................................................... 1,024
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
210,419
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,024
Accrued fees to affiliates .................................................................................................................................................. 14
Other accrued expenses .................................................................................................................................................... 88
Total liabilities ...........................................................................................................................................................
1,126
Net Assets ...............................................................................................................................................................
$ 209,293

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (4,668)
Shares of beneficial interest .........................................................................................................................................................
237
Additional paid-in capital ............................................................................................................................................................
213,724
Net Assets ...............................................................................................................................................................
$ 209,293
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 8.82
Net assets ............................................................................................................................................................................. $ 209,292,539
Shares outstanding ($.01 par value) ..................................................................................................................................... 23,738,660
Amounts in thousands
(>)     Investments in affiliated funds $ 209,393
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 17
Statement of Operations — For the Period Ended June 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 371
Expenses
Advisory fees ................................................................................................................................................................... 207
Administrative fees .......................................................................................................................................................... 44
Custodian fees .................................................................................................................................................................. 14
Transfer agent fees ........................................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 32
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 5
Expenses before reductions .............................................................................................................................................. 323
Expense reductions .......................................................................................................................................................... (178)
Net expenses ................................................................................................................................................................................
145
Net investment income (loss) .......................................................................................................................................................
226
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (2,763)
Capital gain distributions from affiliated funds ............................................................................................................... 332
Net realized gain (loss) ................................................................................................................................................................
(2,431)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 18,820
Net change in unrealized appreciation (depreciation) ................................................................................................................. 18,820
Net realized and unrealized gain (loss) ........................................................................................................................................ 16,389
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 16,615

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2023
(Unaudited)
Fiscal Year Ended
December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 226 $ 3,483
Net realized gain (loss) ....................................................................................................................... (2,431) 549
Net change in unrealized appreciation (depreciation) ........................................................................ 18,820 (46,329)
Net increase (decrease) in net assets from operations .............................................................................. 16,615 (42,297)
Distributions
To shareholders ................................................................................................................................... (688) (11,723)
Net decrease in net assets from distributions ............................................................................................ (688) (11,723)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (9,639) (3,390)
Total Net Increase (Decrease) in Net Assets ........................................................................
6,288 (57,410)
Net Assets
Beginning of period .................................................................................................................................. 203,005 260,415
End of period .............................................................................................................................................
$ 209,293 $ 203,005
* Share transaction amounts (in thousands) for the periods ended June 30, 2023 and December 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 338 $ 2,888 685 $ 6,299
Proceeds from reinvestment of distributions 80 688 1,297 11,723
Payments for shares redeemed (1,535) (13,215) (2,448) (21,412)
Total increase (decrease)
(1,117) $ (9,639) (466) $ (3,390)

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(
Ƃ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2023
(ƣ)
8.17 .01 .67 .68 (.01) (.02)
December 31, 2022 10.28 .14 (1.78) (1.64) (.16) (.31)
December 31, 2021 10.26 .40 .89 1.29 (.51) (.76)
December 31, 2020 9.78 .14 .58 .72 (.11) (.13)
December 31, 2019 8.70 .27 1.13 1.40 (.15) (.17)
December 31, 2018 10.17 .32 (.97) (.65) (.54) (.28)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 21
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(◊)
$
Net Assets,
End of Period
(000)
%
R atio of Expenses
to Average
Net Assets,
Gross
(ɯ)(∏)
%
Ratio of Expenses
to Average
Net Assets,
Net
(ɯ)(∏)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
(.03) 8.82 8.31 209,293 .31 .14 .11 6
(.47) 8.17 (16.35) 203,005 .31 .14 1.58 6
(1.27) 10.28 13.04 260,415 .31 .14 3.76 47
(.24) 10.26 7.65 249,718 .33 .14 1.55 17
(.32) 9.78 16.32 263,673 .32 .14 2.89 32
(.82) 8.70 (6.69) 253,329 .30 .14 3.25 13

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 4,954
Administrative fees 7,286
Transfer agent fees 755
Trustee fees 1,174
$ 14,169
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ — $ 4,192 $ 212 $ 10 $ 145 $ 4,135 $ 19 $ —
RIF Global Real Estate Securities
Fund 7,965 185 3,938 (1,092) 1,021 4,141 24 —
RIF U.S. Small Cap Equity Fund 8,019 151 1,142 (148) 597 7,477 16 —
RIF U.S. Strategic Equity Fund 29,128 464 3,622 (837) 4,699 29,832 72 332
RIC Unconstrained Total Return
Fund 4,077 54 43 (2) 40 4,126 — —
RIF Strategic Bond Fund 56,285 5,235 323 (46) 277 61,428 101 —
RIC Emerging Markets Fund 5,082 52 1,234 (269) 561 4,192 — —
RIC Global Equity Fund 65,649 944 6,902 (771) 10,059 68,979 — —
RIF International Developed
Markets Fund 10,460 141 3,187 489 510 8,413 28 —
RIC Multi-Strategy Income Fund 16,437 228 809 (97) 911 16,670 111 —
$ 203,102 $ 11,646 $ 21,412 $ (2,763) $ 18,820 $ 209,393 $ 371 $ 332
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 211,405,397 $ 13,628,265 $ (15,640,192) $ (2,011,927)

Russell Investment Funds
Growth Strategy Fund
Shareholder Expense Example — June 30, 2023 (Unaudited)
Growth Strategy Fund 23
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2023 to June 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2023 $ 1,106.30 $ 1,024.05
Expenses Paid During Period* $ 0.78 $ 0.75
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.8%
RIC Global Infrastructure Fund Class Y 387,351 3,366
RIF Global Real Estate Securities Fund 409,980 5,158
8,524
Domestic Equities - 22.0%
RIF U.S. Small Cap Equity Fund 668,038 8,905
RIF U.S. Strategic Equity Fund 1,675,704 29,844
38,749
Fixed Income - 13.2%
RIC Unconstrained Total Return Fund Class Y 394,024 3,357
RIF Strategic Bond Fund 2,248,079 19,761
23,118
International Equities - 50.1%
RIC Emerging Markets Fund Class Y 341,051 5,174
RIC Global Equity Fund Class Y 8,404,665 73,373
RIF International Developed Markets Fund 813,608 9,527
88,074
Multi-Asset - 9.9%
RIC Multi-Asset Growth Strategy Fund Class Y 1,770,393 17,332
Total Investments in Affiliated Funds
(cost $166,687) 175,797
Total Investments - 100.0%
(identified cost $166,687) 175,797
Other Assets and Liabilities, Net - (0.0)%
(82)
Net Assets - 100.0%
175,715

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 25
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 166,687
Investments, at fair value(>) ........................................................................................................................................................
175,797
Receivables:
Investments sold ............................................................................................................................................................... 17
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
175,815
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 17
Accrued fees to affiliates .................................................................................................................................................. 12
Other accrued expenses .................................................................................................................................................... 71
Total liabilities ...........................................................................................................................................................
100
Net Assets ...............................................................................................................................................................
$ 175,715

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Growth Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 3,980
Shares of beneficial interest .........................................................................................................................................................
196
Additional paid-in capital ............................................................................................................................................................
171,539
Net Assets ...............................................................................................................................................................
$ 175,715
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 8.94
Net assets ............................................................................................................................................................................. $ 175,715,201
Shares outstanding ($.01 par value) ..................................................................................................................................... 19,646,222
Amounts in thousands
(>)     Investments in affiliated funds $ 175,797
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 27
Statement of Operations — For the Period Ended June 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 345
Expenses
Advisory fees ................................................................................................................................................................... 169
Administrative fees .......................................................................................................................................................... 36
Custodian fees .................................................................................................................................................................. 14
Transfer agent fees ........................................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 29
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 5
Expenses before reductions .............................................................................................................................................. 270
Expense reductions .......................................................................................................................................................... (143)
Net expenses ................................................................................................................................................................................
127
Net investment income (loss) .......................................................................................................................................................
218
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (2,247)
Capital gain distributions from affiliated funds ............................................................................................................... 381
Net realized gain (loss) ................................................................................................................................................................
(1,866)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 18,944
Net change in unrealized appreciation (depreciation) ................................................................................................................. 18,944
Net realized and unrealized gain (loss) ........................................................................................................................................ 17,078
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 17,296

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2023
(Unaudited)
Fiscal Year Ended
December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 218 $ 2,162
Net realized gain (loss) ....................................................................................................................... (1,866) 1,704
Net change in unrealized appreciation (depreciation) ........................................................................ 18,944 (39,149)
Net increase (decrease) in net assets from operations .............................................................................. 17,296 (35,283)
Distributions
To shareholders ................................................................................................................................... (1,674) (10,518)
Net decrease in net assets from distributions ............................................................................................ (1,674) (10,518)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (3,383) (149)
Total Net Increase (Decrease) in Net Assets ........................................................................
12,239 (45,950)
Net Assets
Beginning of period .................................................................................................................................. 163,476 209,426
End of period .............................................................................................................................................
$ 175,715 $ 163,476
* Share transaction amounts (in thousands) for the periods ended June 30, 2023 and December 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 216 $ 1,852 420 $ 3,724
Proceeds from reinvestment of distributions 195 1,674 1,155 10,518
Payments for shares redeemed (805) (6,909) (1,604) (14,391)
Total increase (decrease)
(394) $ (3,383) (29) $ (149)

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
30 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2023(ƣ) 8.16 .01 .85 .86 (.01) (.07)
December 31, 2022 10.44 .11 (1.86) (1.75) (.11) (.42)
December 31, 2021 10.32 .46 1.27 1.73 (.51) (1.10)
December 31, 2020 9.72 .09 .82 .91 (.15) (.16)
December 31, 2019 8.76 .23 1.31 1.54 (.07) (.51)
December 31, 2018 10.46 .37 (1.17) (.80) (.51) (.39)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 31
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(◊)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(∏)
%
Ratio of Expenses
to Average
Net Assets,
Net
(ɯ)(∏)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
(.08) 8.94 10.63 175,715 .32 .15 .13 8
(.53) 8.16 (17.20) 163,476 .31 .15 1.23 5
(1.61) 10.44 17.44 209,426 .32 .15 4.20 53
(.31) 10.32 9.75 198,806 .33 .15 .97 16
(.58) 9.72 18.06 205,409 .33 .15 2.48 35
(.90) 8.76 (8.05) 190,042 .31 .15 3.69 18

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 4,663
Administrative fees 6,057
Transfer agent fees 627
Trustee fees 826
$ 12,173
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ — $ 3,334 $ 91 $ 3 $ 120 $ 3,366 $ 15 $ —
RIF Global Real Estate Securities
Fund 7,848 124 2,787 (750) 723 5,158 29 —
RIF U.S. Small Cap Equity Fund 6,452 2,197 328 (33) 617 8,905 18 —
RIF U.S. Strategic Equity Fund 33,093 578 7,637 (1,301) 5,111 29,844 68 381
RIC Unconstrained Total Return
Fund 3,266 78 18 — 31 3,357 — —
RIF Strategic Bond Fund 14,393 5,442 36 (3) (35) 19,761 33 —
RIC Emerging Markets Fund 3,268 1,713 66 (10) 269 5,174 — —
RIC Global Equity Fund 67,828 — 4,047 (499) 10,091 73,373 — —
RIF International Developed
Markets Fund 11,000 48 2,600 399 680 9,527 30 —
RIC Multi-Asset Growth Strategy
Fund 16,406 194 552 (53) 1,337 17,332 152 —
$ 163,554 $ 13,708 $ 18,162 $ (2,247) $ 18,944 $ 175,797 $ 345 $ 381
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 169,713,930 $ 8,893,489 $ (2,810,879) $ 6,082,610

Russell Investment Funds
Equity Growth Strategy Fund
Shareholder Expense Example — June 30, 2023 (Unaudited)
Equity Growth Strategy Fund 33
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2023 to June 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2023 $ 1,117.80 $ 1,024.05
Expenses Paid During Period* $ 0.79 $ 0.75
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — June 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
34 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.9%
RIC Global Infrastructure Fund Class Y 102,485 891
RIF Global Real Estate Securities Fund 141,920 1,785
2,676
Domestic Equities - 25.2%
RIF U.S. Small Cap Equity Fund 205,254 2,736
RIF U.S. Strategic Equity Fund 487,221 8,678
11,414
Fixed Income - 3.9%
RIF Strategic Bond Fund 200,176 1,760
International Equities - 55.1%
RIC Emerging Markets Fund Class Y 102,185 1,550
RIC Global Equity Fund Class Y 2,293,148 20,019
RIF International Developed Markets Fund 288,305 3,376
24,945
Multi-Asset - 10.0%
RIC Multi-Asset Growth Strategy Fund Class Y 459,677 4,500
Total Investments in Affiliated Funds
(cost $42,692) 45,295
Total Investments - 100.1%
(identified cost $42,692) 45,295
Other Assets and Liabilities, Net - (0.1)%
(35)
Net Assets - 100.0%
45,260

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 35
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 42,692
Investments, at fair value(>) ........................................................................................................................................................
45,295
Receivables:
Investments sold ............................................................................................................................................................... 68
From affiliates .................................................................................................................................................................. 3
Total assets ...............................................................................................................................................................
45,366
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 68
Accrued fees to affiliates .................................................................................................................................................. 2
Other accrued expenses .................................................................................................................................................... 36
Total liabilities ...........................................................................................................................................................
106
Net Assets ...............................................................................................................................................................
$ 45,260

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
36 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 340
Shares of beneficial interest .........................................................................................................................................................
53
Additional paid-in capital ............................................................................................................................................................
44,867
Net Assets ...............................................................................................................................................................
$ 45,260
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 8.52
Net assets ............................................................................................................................................................................. $ 45,260,447
Shares outstanding ($.01 par value) ..................................................................................................................................... 5,309,161
Amounts in thousands
(>)     Investments in affiliated funds $ 45,295
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 37
Statement of Operations — For the Period Ended June 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 90
Expenses
Advisory fees ................................................................................................................................................................... 44
Administrative fees .......................................................................................................................................................... 9
Custodian fees .................................................................................................................................................................. 13
Transfer agent fees ........................................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 20
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ..................................................................................................................................................................... 6
Miscellaneous .................................................................................................................................................................. 4
Expenses before reductions .............................................................................................................................................. 98
Expense reductions .......................................................................................................................................................... (65)
Net expenses ................................................................................................................................................................................
33
Net investment income (loss) .......................................................................................................................................................
57
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (951)
Capital gain distributions from affiliated funds ............................................................................................................... 108
Net realized gain (loss) ................................................................................................................................................................
(843)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 5,695
Net change in unrealized appreciation (depreciation) ................................................................................................................. 5,695
Net realized and unrealized gain (loss) ........................................................................................................................................ 4,852
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 4,909

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Equity Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2023
(Unaudited)
Fiscal Year Ended
December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 57 $ 52 5
Net realized gain (loss) ....................................................................................................................... (843) 26 5
Net change in unrealized appreciation (depreciation) ........................................................................ 5,695 (9,971)
Net increase (decrease) in net assets from operations .............................................................................. 4,909 (9,181)
Distributions
To shareholders ................................................................................................................................... (506) (2,752)
Net decrease in net assets from distributions ............................................................................................ (506) (2,752)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (1,160) 1,875
Total Net Increase (Decrease) in Net Assets ........................................................................
3,243 (10,058)
Net Assets
Beginning of period .................................................................................................................................. 42,017 52,075
End of period .............................................................................................................................................
$ 45,260 $ 42,017
* Share transaction amounts (in thousands) for the periods ended June 30, 2023 and December 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 117 $ 955 333 $ 2,739
Proceeds from reinvestment of distributions 62 506 318 2,752
Payments for shares redeemed (322) (2,621) (437) (3,616)
Total increase (decrease)
(143) $ (1,160) 214 $ 1,875

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
40 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(
‡
)(
Ƃ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2023 ( ƣ) 7.71 .01 .89 .90 (.01) (.08)
December 31, 2022 9.94 .10 (1.81) (1.71) (.10) (.42)
December 31, 2021 9.50 .46 1.36 1.82 (.53) (.85)
December 31, 2020 9.20 .08 .64 .72 (.17) (.25)
December 31, 2019 8.16 .20 1.39 1.59 (.02) (.53)
December 31, 2018 9.97 .36 (1.26) (.90) (.48) (.43)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 41
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
◊
)(
ǿ
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ∏ )(
ɯ
)
%
Ratio of Expenses
to Average
Net Assets,
Net
( ∏ )(
Ƃ
)(
ɯ
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
‡
)(
Ƃ
)(
ǿ
)
%
Portfolio
Turnover Rate
(
ǿ
)
(.09) 8.52 11.78 45,260 .45 .15 . 13 11
(.52) 7.71 (17.68) 42,017 .44 .15 1.18 9
(1.38) 9.94 19.61 52,075 .43 .15 4.38 48
(.42) 9.50 8.26 45,322 .52 .15 .95 28
(.55) 9.20 20.09 49,316 .48 .15 2.36 38
(.91) 8.16 (9.55) 47,630 .43 .15 3.73 21

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 1,562
Transfer agent fees 162
Trustee fees 180
$ 1,904
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ — $ 889 $ 30 $ 1 $ 31 $ 891 $ 4 $ —
RIF Global Real Estate Securities
Fund 2,104 85 428 (66) 90 1,785 10 —
RIF U.S. Small Cap Equity Fund 2,076 592 109 (8) 185 2,736 5 —
RIF U.S. Strategic Equity Fund 9,343 232 2,015 (417) 1,535 8,678 20 108
RIF Strategic Bond Fund — 1,834 33 — (41) 1,760 3 —
RIC Emerging Markets Fund 1,068 515 115 (14) 96 1,550 — —
RIC Global Equity Fund 20,225 87 2,975 (420) 3,102 20,019 1 —
RIF International Developed
Markets Fund 3,007 288 258 (2) 341 3,376 8 —
RIC Multi-Asset Growth Strategy
Fund 4,229 196 256 (25) 356 4,500 39 —
$ 42,052 $ 4,718 $ 6,219 $ (951) $ 5,695 $ 45,295 $ 90 $ 108
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 43,979,841 $ 1,640,149 $ (325,430) $ 1,314,719

Russell Investment Funds
LifePoints
®
Variable Target Portfolio Series
Notes to Financial Highlights — June 30, 2023 (Unaudited)
Notes to Financial Highlights 43
(ƣ) For the period ended June 30, 2023 (Unaudited).
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(ǿ) Periods less than one year are not annualized.
(ɯ) The ratios for periods less than one year are annualized.
(∏) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(Ƃ) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(Ɵ) Less than $.01 per share.
(◊) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — June 30, 2023 (Unaudited)
44 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the six months ended June 30, 2023.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIF funds and in certain Russell Investment Company (“RIC”) funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained by calling the
Funds at (800) 787-7354. Each Fund seeks to achieve its specific investment objective by investing in different combinations of
Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective May 1, 2023. As of June 30, 2023, the equity Underlying Funds in which the Funds may invest include the RIC Sustainable Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC Emerging Markets, RIC Global
Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Investment Grade Bond, RIC Opportunistic Credit, RIC Short Duration Bond, RIC Unconstrained Total Return,
and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Asset
Growth Strategy and RIC Multi-Strategy Income Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Global Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC
(“RIM”), the Funds’ investment adviser, may modify the target allocation for any Fund, including changes to the Underlying
Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 36% 56% 71% 80%
Fixed Income 51% 32% 14% 4%
Multi-Asset 10% 8% 10% 10%
Alternative # 3% 4% 5% 6%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Notes to Financial Statements 45
differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Trustees have designated RIM, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. The Funds value the shares of the Underlying Funds at the NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of June 30, 2023, all investments held were classified as Level 1 within the fair value hierarchy.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
46 Notes to Financial Statements
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of June 30, 2023, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2019 through December 31,
2021, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the current fiscal year.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Notes to Financial Statements 47
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
London Interbank Offered Rate (“LIBOR”)
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that historically relied in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money.
The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of
1-month, 3-month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar
LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S.
Treasury securities, the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace British Pound Sterling
LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, and other rates derived from markets connected to SOFR, such as Term SOFR. On April 3, 2023, the FCA announced its decision to require
LIBOR’s administrator to publish an unrepresentative “synthetic LIBOR” using a changed methodology until at least the end of September 2024. The impact of synthetic LIBOR is uncertain and some LIBOR contracts may use synthetic LIBOR instead of other alternative reference rates. Accordingly, synthetic LIBOR may be a significant factor in the cost of financing certain
Underlying Fund investments or the value or return on certain other Underlying Fund investments.
Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on an Underlying Fund or on certain instruments in which an Underlying Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that were tied to LIBOR or continue to be tied to synthetic LIBOR and may result in a reduction in value of certain instruments held by an Underlying Fund. The unavailability of LIBOR may affect the value, liquidity or return on certain Underlying Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to an Underlying Fund’s investments resulting from a substitute reference rate may adversely affect the Underlying Fund’s performance and/or NAV. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to
LIBOR. The impact of any substitute reference rate will vary on an investment-by-investment basis. These developments could negatively impact financial markets in general and present heightened risks to the Underlying Funds, including with respect to their performance, liquidity and volatility.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
48 Notes to Financial Statements
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended June 30, 2023, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each Fund pays an annual advisory fee of 0.20% to RIM and an annual administrative fee of up to 0.0425% to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total Fund assets based on a tiered fee schedule. The following shows the total amount of each of these fees paid by the Funds for the period ended
June 30, 2023:
RIM has agreed to certain waivers of its advisory fees as follows:
Funds Purchases Sales
Moderate Strategy Fund $ 5,314,015 $ 7,837,465
Balanced Strategy Fund 11,646,428 21,412,040
Growth Strategy Fund 13,708,110 18,162,318
Equity Growth Strategy Fund 4,718,153 6,219,301
Funds Advisory Administrative
Moderate Strategy Fund
$ 72,698 $ 15,448
Balanced Strategy Fund
206,563 43,895
Growth Strategy Fund
168,904 35,892
Equity Growth Strategy Fund
43,527 9,249

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Notes to Financial Statements 49
For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2024, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the
Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2024, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the
Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2024, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the Underlying
Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2024, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the
Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended June 30, 2023, RIM waived/reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2023 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Funds Waiver Reimbursement Total
Moderate Strategy Fund $ 72,698 $ 15,141 $ 87,839
Balanced Strategy Fund 178,277 — 178,277
Growth Strategy Fund 143,371 — 143,371
Equity Growth Strategy Fund 43,527 21,876 65,403
Funds Amount
Moderate Strategy Fund
$ 1,599
Balanced Strategy Fund
4,544
Growth Strategy Fund
3,716
Equity Growth Strategy Fund
958

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
50 Notes to Financial Statements
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 31 funds and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended June 30, 2023, the regular compensation paid to the Trustees by the Russell Investments fund complex was
$1,144,000.
5. Federal Income Taxes
As of June 30, 2023, there were no net tax basis capital loss carryforwards which may be applied against future net realized taxable gains, if any.
6. Record Ownership
As of June 30, 2023, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 13, 2024, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended June 30, 2023.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure except the following:
Effective on or about September 13, 2023:
• The Moderate Strategy Fund’s approximate target strategic allocation will be 37% to equity, 52% to fixed income, 8% to multi-asset and 3% to alternative asset classes.
• The Balanced Strategy Fund's approximate target strategic allocation will be 56% to equity, 32.5% to fixed income, 7% to multi-asset and 4.5% to alternative asset classes.
• The Growth Strategy Fund’s approximate target strategic allocation will be 72% to equity, 14.5% to fixed income, 8% to multi-asset and 5.5% to alternative asset classes.
• The Equity Growth Strategy Fund’s approximate target strategic allocation will be 81% to equity, 4.5% to fixed income,
8% to multi-asset and 6.5% to alternative asset classes.
Funds # of Shareholders %
Moderate Strategy Fund
2 95.7
Balanced Strategy Fund
2 97.3
Growth Strategy Fund
2 96.6
Equity Growth Strategy Fund
2 95.2

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Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Notes to Financial Statements 51
• The RIC Long Duration Bond Fund (currently, the RIC Multifactor Bond Fund) will be added as a fixed income Underlying
Fund in which the Funds may invest and the RIC Unconstrained Total Return Fund will no longer be an Underlying Fund.
At a meeting held on May 23, 2023, the Board of Trustees, upon the recommendation of RIM, approved the liquidation of the RIC Unconstrained Total Return Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). The
Plan provides for the liquidation of the Underlying Fund’s assets on or before September 27, 2023. Effective July 5, 2023, the
Underlying Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs, which includes liquidating its holdings, and distributing its investment income, capital gains and remaining assets to shareholders. The Underlying Fund may liquidate prior to September 27, 2023 in the event that all Shares are redeemed prior to the planned liquidation date. For more information regarding the liquidation, please see the supplement dated May 24, 2023 to the Underlying Fund’s prospectus dated March 1, 2023.

Russell Investment Funds
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Basis for Approval of Investment Advisory Agreement —(Unaudited)
52 Basis for Approval of Investment Advisory Agreement
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with
Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually.
The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 22, 2023 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by
RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing (i) the performance of the Funds and the Underlying
Funds over various time periods and (ii) the Funds’ and the Underlying Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying Funds (the “Third-Party Information”). The Third-Party Information provided performance and operating expense comparisons for the Underlying Funds that are series of Russell Investment Funds (“RIF Underlying Funds”) and comparisons for Class S shares of the Underlying Funds that are series of Russell Investment Company (“RIC Underlying Funds”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as
Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the
Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager.
The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At a meeting held in person on April 24, 2023, the Independent Trustees met privately with Independent Counsel to discuss the
Agreement Evaluation Information received to that date. At a meeting held in person on April 25, 2023 (the “Agreement Information
Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in
an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel,
(ii) Fund Counsel, (iii) the Chief Investment Officer (“CIO”) of the Funds, who is also the President and CIO of RIM and RIM’s ultimate parent company, (iv) the Chief Financial Officer and the Chief Legal Officer of RIM and RIM’s ultimate parent company, and (v) the President, Chief Executive Officer and non-Independent Trustee of the Funds, who is also the Chief Operating Officer of RIM’s ultimate parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, at the conclusion of the Agreement Information Review Meeting, the Independent Trustees communicated additional questions and requested additional
Agreement Evaluation Information. Certain additional Agreement Evaluation Information requested verbally at the Agreement
Information Review Meeting and subsequent thereto in writing was provided to the Board on May 9, 2023. On May 15, 2023, the Independent Trustees met by video conference in private session with Independent Counsel to further discuss the Agreement
Evaluation Information and review the additional Agreement Evaluation Information provided to date. On May 16, 2023, the
Independent Trustees provided follow-up requests and comments relating to the additional Agreement Evaluation Information. On
May 19, 2023 and at the Agreement Evaluation Meeting, the Board Chair and Board, respectively, were provided with responses

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Basis for Approval of Investment Advisory Agreement 53
to the follow-up requests and comments relating to certain of the additional Agreement Evaluation Information requested at the
Agreement Information Review Meeting and subsequent thereto.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the
Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Underlying Funds employs a manager-of-managers method of investment and that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies. Specifically, the Board considered that RIM has engaged multiple unaffiliated
Money Managers for the Underlying Funds and is responsible for paying fees to the Money Managers (“Money Manager Fees”)
out of the advisory fees paid by the Underlying Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of an Underlying Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-
discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager in the case of Underlying Funds) is responsible under the
RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each
Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, multi-asset and alternatives – and monitors exposure to such asset classes using analytical tools to seek to ensure that any deviations from the target asset allocations are intentional and tactical. RIM periodically evaluates each Fund’s allocation between asset classes to seek to ensure that the allocations optimally match the Fund’s stated investment objectives and risk profile. RIM may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which the Funds invest from time to time. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the
Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each Fund also has reflected the performance of RIM in managing its Underlying Funds.
Assets of each Underlying Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that
Underlying Fund. RIM may change an Underlying Fund’s asset allocation to a Money Manager at any time, including by allocating no Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each
Underlying Fund’s cash and portions of an Underlying Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash “equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of an Underlying Fund that RIM manages based upon non-
discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,”
process designed to capture return streams of multiple Money Managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the Underlying Funds benefit from emulation through, among

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Basis for Approval of Investment Advisory Agreement, continued —
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54 Basis for Approval of Investment Advisory Agreement
other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, and the potential for additional commission recapture.
The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the Underlying
Funds, indirectly to the Funds under the RIM Agreement.
In the case of Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Underlying Fund assigned to it by RIM in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in an Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Underlying Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the Underlying Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Underlying Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each Underlying Fund’s investment objective and policies; with respect to
Underlying Funds with non-discretionary Money Managers, purchasing and selling securities for the Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Underlying
Fund assets that are not allocated to Money Manager strategies; managing the Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate.
RIM provides each Money Manager with specific investment guidelines based on an Underlying Fund’s investment program and
RIM’s assessment of the Money Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine their investment activities in a complementary fashion. Therefore, RIM’s selection of Money
Managers for an Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund has reflected, in great part, the performance of RIM in designing the Underlying Fund’s investment program, structuring the Underlying Fund, selecting effective Money Managers, and allocating assets among the Money
Manager strategies and RIM in a manner designed to achieve the investment objectives of the Underlying Fund. In the Agreement
Evaluation Information, RIM noted the broad array of investment management services provided to the Underlying Funds by RIM and the relatively narrow portfolio management services provided to the Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet an Underlying Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and
RIM’s direct management of a portion of the Underlying Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each Underlying Fund, rather than the investment selection or recommendation role of these Underlying Funds’ Money Managers, and describe the manner in which the
Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased

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Basis for Approval of Investment Advisory Agreement, continued —
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Basis for Approval of Investment Advisory Agreement 55
their shares on the basis of this information and RIM’s reputation and experience in managing the manager-of-managers structure of the Underlying Funds.
The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Underlying Funds and the possibility that, at the current expense ratio of each Underlying Fund, there might be no acceptable alternative investment managers to replace
RIM on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The advisory fee paid by the Fund or the Underlying Fund to RIM for its services under the RIM Agreement (the “Advisory
Fee”), and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of
Underlying Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds and the Underlying Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Underlying Funds invest their uninvested cash and securities lending cash collateral, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the Underlying Fund (excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds and the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM who are also senior representatives of RIM’s ultimate parent company certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the Funds and the Underlying Funds. The CIO discussed with the Board the performance of the Funds as well as certain adjustments to portfolio positioning and aspects of the natural evolution of RI’s investment process for certain Underlying Funds.
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The
Annual CCO Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the
Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written

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56 Basis for Approval of Investment Advisory Agreement
policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
The Board also received information from and discussed with the CCO interactions between RIM and its principal regulators over the past twelve months.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’ employees and Hamilton Lane Advisors,
LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels of Russell Investments Group, Ltd. and certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Underlying Funds pursuant to the RIM Agreement, with the actual allocation of Underlying
Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Underlying Funds’ assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess
Underlying Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as lower volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning, or interest rates). For example, RIM may utilize tools such as “optimization,”
which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying
Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2022, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Underlying Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, for the Underlying Funds, its portfolio managers combine Money Manager strategies and, through RIM’s Direct
Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of an Underlying Fund. RIM’s Direct Management Services are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Underlying Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management Services. RIM advised the
Board that allocations, or increased allocations, of Underlying Fund assets to Direct Management Services, together with Money

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Basis for Approval of Investment Advisory Agreement 57
Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing
Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Underlying Funds, which would benefit RIM. The
Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Underlying Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The Board also considered information provided by RIM as to the potential benefits of the
Direct Management Services to the Underlying Funds, and the fact that the aggregate Advisory Fees paid by the Underlying Funds are not increased as a result of RIM’s direct management of Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services, as well as changes in the allocation of Fund assets among the Underlying Funds, may result directly in higher related costs to affected
Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-of-
managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Underlying Funds, whereby those
Underlying Funds have Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a
Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Underlying Funds or RIM from the use of a Money Manager bench. RIM has advised the Board that RIM may add
Money Managers to, or remove Money Managers from, a Money Manager bench lineup for Underlying Funds, or create Money
Manager bench lineups for additional Underlying Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds and the Underlying Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Underlying Funds were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Underlying Funds of emulation.
RIM noted that, in implementing emulation for most equity assignments for the Underlying Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission. The commission rates the Underlying Funds pay on trades RIM effects through its affiliated broker dealer are determined by an oversight committee of RIM. RIM noted certain recent enhancements to the emulation process for
Underlying Funds, including increasing the frequency of receipt of certain Money Manager model portfolios and the utilization of a risk-based portfolio dashboard. While RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain Money Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Investment strategy and/or benchmark changes for certain Underlying Funds.

Russell Investment Funds
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Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
58 Basis for Approval of Investment Advisory Agreement
• Adjustments to the overall credit quality and risk exposures for certain fixed-income Underlying Funds to better align these Funds with their peer group constituents which is expected to result in a higher level of differentiation between those Underlying Funds.
• RIM modified the strategic asset allocation of the Funds in the first quarter of 2023 to reflect market conditions, capital market forecasts and RIM’s desired asset class exposures.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement
Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees and Management Fees with the advisory fees and management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party
Information showed, among other things, that the Moderate Strategy Fund, Balanced Strategy Fund and Growth Strategy Fund
each had a Management Fee which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the second quintile of its Expense Universe for that expense component, and the Equity Growth Strategy Fund had a
Management Fee which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the first quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Universe, and the fifth quintile represents funds with the highest management fees among funds in the Expense Universe. The comparisons were based upon the latest fiscal years for the Expense Universe funds.
The Funds and the RIF Underlying Funds are distributed exclusively to holders of variable annuity and variable life insurance contracts issued by insurance companies (“Insurance Contract Holders”). Among other things, RIM noted that meaningful comparisons of management fees between funds affiliated with insurance companies issuing variable annuity and life insurance policies to Insurance
Contract Holders and funds that are not affiliated with such insurance companies, such as the Funds and the RIF Underlying Funds, are difficult as insurance companies have flexibility to allocate certain fees between the variable annuity and variable life insurance contracts held by Insurance Contract Holders and the affiliated underlying funds. RIM also discussed the administrative services provided by an insurance company to Insurance Contract Holders invested in the Funds and the RIF Underlying Funds and the costs associated with the provision of such administrative services. RIM explained that these administrative services benefit the Funds’
and RIF Underlying Funds’ Insurance Contract Holders and are necessary for the operation of the Funds and the RIF Underlying
Funds.
In discussing the Management Fees for the Underlying Funds generally, RIM noted, among other things, that its Management Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margins from its relationships with the Funds and Underlying Funds decreased in
2022, and RIM’s 2022 pre-tax profit margins in providing investment advisory services to the Funds is comparable with the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted for the year 2021.
RIM has expressed its view that Advisory Fees should also be considered not only in isolation, but also in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s
Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Group. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Underlying
Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with RIM the Management Fees and total expense ratios of the Underlying Funds relative to their respective Comparable Funds, including the fee waivers RIM had implemented and agreed to implement to reduce Management Fees and/or total expenses for certain
Underlying Funds, and the Underlying Funds’ Comparable Fund fee and expense trending year-over-year. Based on that review and

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 59
discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Underlying
Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons of the Underlying Funds.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers that had been implemented in the past year, and those proposed to be implemented in 2023 and 2024. In addition, the Board, in the case of certain Underlying Funds, considered
Advisory Fee breakpoints that previously had been implemented for those Underlying Funds.
The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance
Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds and RIF Underlying Funds. However, the Board has
received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
The Board also considered that the fee rates payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds (including indirect expenses of investing in Underlying Funds). The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds and the Underlying Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Underlying Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the U.S. Securities and Exchange Commission. Accordingly,
the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total direct expenses (i.e., not including indirect expenses of the Underlying Funds) for the Balanced Strategy Fund ranked in the first quintile of its Expense Universe, and the total direct expenses for the Moderate Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund each ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense
Universe funds.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and
Agreement Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund and Underlying Fund, after giving effect to any applicable fee waivers for the Underlying Funds, and considering any differences in the investment strategies of their respective Comparable Funds and in light of other factors discussed above: (1) found that the Advisory Fee and Administrative
Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by
RIM and its affiliates to the Fund or Underlying Fund; (2) either found that the relative expense ratio of each Fund and Underlying
Fund was comparable to those of its Comparable Funds or took into account the factors noted above, and other factors in respect of the Underlying Funds, in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement Evaluation

Russell Investment Funds
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Funds Variable Target Portfolio Series
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(Unaudited)
60 Basis for Approval of Investment Advisory Agreement
Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund and Underlying
Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the Advisory Fee breakpoints that are in place for certain Underlying Funds; the variability of
Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds; and
RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds supported the continuation of the RIM Agreement.
In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December 31, 2022 as most relevant, but also considered
Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Underlying Funds, including changes in Money Managers or their allocations, changes to investment strategies, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Underlying Fund investment results.
With respect to the Moderate Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-, 3- and 5-year periods ended December 31, 2022.
With respect to the Balanced Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3- and 5-year periods ended December 31, 2022, and was ranked in the fourth quintile of its Performance Universe for the 1-year period ended on such date.
With respect to the Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2022, was ranked in the third quintile of its
Performance Universe for the 1-year period ended on such date, and was ranked the fifth quintile of its Performance Universe for the 5-year period ended on such date.
With respect to the Equity Growth Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2022, and was ranked in the fifth quintile of its Performance Universe for the 5-year period ended on such date.
The Board considered RIM’s explanation that the underperformance of the Funds relative to their respective Comparable Funds for the 3-year period was primarily driven by asset allocation differences. RIM noted, among other things, that in comparison to the Funds’ Performance Universes, the Funds have more exposure to diversified, growth-oriented asset classes beyond traditional equities, such as global high yield debt, emerging market debt, global real estate, infrastructure, and commodities, which are included to provide diversification benefits and dampen volatility, but detracted from the Funds’ performance in a strong equity environment over the 3-year period. The Board also considered RIM’s explanation that the Funds’ relative overweight to non-U.S.
equities versus U.S. equities negatively impacted peer relative performance, as U.S. equities outperformed non-U.S. equities on an annualized basis during the period. RIM noted that the Funds’ overweight to value, in alignment with RIM’s strategic belief and tactical preferences, compared to their Comparable Funds detracted from peer-relative performance over the 3-year period as growth equities outperformed value equities. RIM further noted that the Funds’ strategic asset allocations were modified in April
2021, with the objective of improving return potential given the current capital markets environment and capital markets forecasts, and improving asset class and performance attribution transparency. RIM also noted that it modified the strategic asset allocation of the Funds in March 2023 to reflect market conditions, capital market forecasts and RIM’s desired asset class exposures.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Underlying Funds’
performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. Among the Underlying Funds in which the Funds were invested as of December 31, 2022, for the 1-year period ended December 31, 2022, the RIF U.S. Small Cap

Russell Investment Funds
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Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 61
Equity Fund, RIF International Developed Markets Fund and RIC Global Equity Fund outperformed their respective benchmarks;
for the 3-year period ended December 31, 2022, the RIF U.S. Small Cap Equity Fund, RIC Global Equity Fund and RIF Global Real
Estate Securities Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2022, the RIF U.S.
Small Cap Equity Fund and RIF Global Real Estate Securities Fund outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact the performance of the Funds and Underlying Funds for periods prior and subsequent to their termination. Further, the Board considered the implementation of additional strategies or refinements to strategies discussed in the
Agreement Evaluation Information and/or prior Board meetings that have been and may be employed by RIM in respect of certain
Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and
RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate, other than one discretionary Money Manager for two Manager-of-Managers Underlying Funds pending termination that RIM recommended be retained until a termination date to be determined in RIM’s discretion, but for no more than a one-year period. The
Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying
Fund would be in the best interests of such Underlying Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Liquidity Risk Management Program — June 30, 2023 (Unaudited)
62 Liquidity Risk Management Program
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each
Fund’s “liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIF (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the
“Program Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The
Program Administrator, through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 22, 2023 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the
“Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; and (6) actions taken by the Program Administrator and
Program Administrator Delegate during the Program Reporting Period to manage Fund liquidity and liquidity risk.
The Board was informed that, in connection with its previous annual review and assessment of the Program, the Program
Administrator made certain updates to the Program during the Program Reporting Period. The Board was also informed of certain updates to the Program that would be implemented in the 2023 reporting period.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Shareholder Requests for Additional Information — June 30, 2023 (Unaudited)
Shareholder Requests for Additional Information 63
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.
sec. gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi- annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the
Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2022 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus will be sent to contract owners at the same address. Unless you specifically request paper copies of the annual and semi-annual reports from your insurance company, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website link to access the reports. If you would like to receive a separate copy of these documents, please contact your insurance company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — June 30, 2023 (Unaudited)
64 Adviser and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Kari Seabrands, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  August 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  August 14, 2023

By:      /s/ Kari Seabrands
            Kari Seabrands
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Funds
Date:  August 14, 2023